UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2020

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

January 31, 2020

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the funds or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information please visit our website, americancentury.com.

Stocks, Bonds Delivered Solid Gains

From higher-quality government bonds to higher-risk stocks, most major U.S. and global asset classes posted gains for the six months ended January 31. U.S. stocks, as measured by the S&P 500 Index, advanced 9.31% for the period, outpacing the 7.40% return for global stocks (MSCI ACWI). Broad-based U.S. and global bond indices also delivered solid, albeit more-modest, gains.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the rally. After ending its three-year rate-hike campaign in early 2019, the Fed cut rates in July, September and October. Similarly, the European Central Bank unveiled more stimulus. These efforts aided stocks and bonds. Additionally, modestly improving economic and earnings data and upbeat trade-policy news lifted stock investors' optimism. However, news of China’s COVID-19 outbreak in January stifled the stock market rally. Investors feared the virus would spread worldwide, stalling global growth.

Special COVID-19 Update

As we finalize this shareholder report in mid-March, the fears that emerged in late January unfortunately have become reality. The world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following government guidelines and protocols from leading health authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social-distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2020
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Equity
Equity Growth Fund	2.2%	3.3%	4.3%	4.8%	5.0%
Focused Dynamic Growth Fund	—	—	1.9%	4.6%	6.3%
Growth Fund	3.1%	4.5%	5.3%	7.7%	10.0%
Heritage Fund	1.3%	2.8%	5.1%	7.0%	8.7%
Large Company Value Fund	5.6%	6.5%	7.7%	10.7%	11.5%
Mid Cap Value Fund	4.1%	5.4%	6.0%	6.9%	7.9%
NT Disciplined Growth Fund	1.5%	2.6%	1.8%	—	—
Real Estate Fund	1.5%	—	—	—	—
Small Cap Growth Fund	0.5%	0.8%	1.3%	1.6%	2.6%
Small Cap Value Fund	0.5%	0.7%	1.2%	1.5%	2.4
Sustainable Equity Fund	4.1%	6.3%	9.0%	9.7%	10.2%
Emerging Markets Fund	—	—	3.9%	5.3%	8.3%
International Growth Fund	—	4.1%	5.5%	6.5%	9.7%
Non-U.S. Intrinsic Value Fund	—	—	2.4%	3.6%	5.6%
NT Global Real Estate Fund	—	1.5%	2.1%	2.6%	3.1%
NT International Small-Mid Cap Fund	—	1.0%	2.0%	2.5%	5.0%
NT International Value Fund	—	4.6%	3.5%	3.3%	3.7%
Total Equity	24.4%	44.1%	63.0%	78.3%	100.0%
Fixed Income
Diversified Bond Fund	20.7%	20.9%	14.8%	7.2%	—
Inflation-Adjusted Bond Fund	10.2%	7.2%	5.2%	3.1%	—
NT High Income Fund	2.0%	2.0%	2.6%	4.6%	—
Short Duration Fund	7.0%	—	—	—	—
Short Duration Inflation Protection Bond Fund	13.0%	5.0%	1.0%	1.1%	—
Emerging Markets Debt Fund	1.5%	2.1%	2.1%	1.6%	—
Global Bond Fund	8.1%	7.1%	5.2%	3.1%	—
International Bond Fund	7.1%	5.6%	2.0%	—	—
Total Fixed Income	69.6%	49.9%	32.9%	20.7%	—
U.S. Government Money Market Fund	6.0%	6.0%	4.1%	1.0%	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent Investor Class.

(2)	Category is less than 0.05% of total net assets.

3

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Expenses Paid During Period(1) 8/1/19 - 1/31/20	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/19 - 1/31/20	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$1,037.40	$0.00	0.00%(3)	$3.64	0.71%
R Class	$1,000	$1,035.60	$2.56	0.50%	$6.19	1.21%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(3)	$3.61	0.71%
R Class	$1,000	$1,022.62	$2.54	0.50%	$6.14	1.21%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,046.20	$0.00	0.00%(3)	$4.17	0.81%
R Class	$1,000	$1,043.40	$2.57	0.50%	$6.73	1.31%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(3)	$4.12	0.81%
R Class	$1,000	$1,022.62	$2.54	0.50%	$6.65	1.31%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,053.10	$0.00	0.00%(3)	$4.64	0.90%
R Class	$1,000	$1,050.40	$2.58	0.50%	$7.22	1.40%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(3)	$4.57	0.90%
R Class	$1,000	$1,022.62	$2.54	0.50%	$7.10	1.40%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$1,059.60	$0.00	0.00%(3)	$4.81	0.93%
R Class	$1,000	$1,057.90	$2.59	0.50%	$7.40	1.43%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(3)	$4.72	0.93%
R Class	$1,000	$1,022.62	$2.54	0.50%	$7.25	1.43%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$1,066.40	$0.00	0.00%(3)	$5.51	1.06%
R Class	$1,000	$1,063.90	$2.59	0.50%	$8.09	1.56%
Hypothetical
Investor Class	$1,000	$1,025.14	$0.00	0.00%(3)	$5.38	1.06%
R Class	$1,000	$1,022.62	$2.54	0.50%	$7.91	1.56%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

5

Schedules of Investments

JANUARY 31, 2020 (UNAUDITED)

One Choice Portfolio: Very Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 52.9%
Diversified Bond Fund Investor Class	8,222,478	$91,762,859
Inflation-Adjusted Bond Fund Investor Class	3,790,328	44,991,197
NT High Income Fund Investor Class	916,870	8,884,467
Short Duration Fund Investor Class	3,044,677	31,207,935
Short Duration Inflation Protection Bond Fund Investor Class	5,626,797	57,787,202
		234,633,660
Domestic Equity Funds — 24.4%
Equity Growth Fund Investor Class	314,174	9,795,958
Growth Fund Investor Class	367,798	13,641,619
Heritage Fund Investor Class	263,736	5,549,013
Large Company Value Fund Investor Class	2,324,776	24,875,100
Mid Cap Value Fund Investor Class	1,105,310	18,281,834
NT Disciplined Growth Fund Investor Class	509,035	6,653,093
Real Estate Fund Investor Class	220,528	6,726,111
Small Cap Growth Fund Investor Class	123,388	2,264,161
Small Cap Value Fund Investor Class	279,107	2,118,422
Sustainable Equity Fund Investor Class	568,023	18,392,587
		108,297,898
International Fixed Income Funds — 16.7%
Emerging Markets Debt Fund Investor Class	635,684	6,750,969
Global Bond Fund Investor Class	3,450,735	35,887,643
International Bond Fund Investor Class(2)	2,365,668	31,321,444
		73,960,056
Money Market Funds — 6.0%
U.S. Government Money Market Fund Investor Class	26,565,589	26,565,589
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $396,673,824)		443,457,203
OTHER ASSETS AND LIABILITIES†		(19,110)
TOTAL NET ASSETS — 100.0%		$443,438,093

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

6

JANUARY 31, 2020 (UNAUDITED)

One Choice Portfolio: Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 35.1%
Diversified Bond Fund Investor Class	23,834,601	$265,994,145
Inflation-Adjusted Bond Fund Investor Class	7,684,723	91,217,662
NT High Income Fund Investor Class	2,639,565	25,577,384
Short Duration Inflation Protection Bond Fund Investor Class	6,243,992	64,125,795
		446,914,986
Domestic Equity Funds — 32.9%
Equity Growth Fund Investor Class	1,331,786	41,525,078
Growth Fund Investor Class	1,538,812	57,074,529
Heritage Fund Investor Class	1,707,424	35,924,192
Large Company Value Fund Investor Class	7,807,720	83,542,600
Mid Cap Value Fund Investor Class	4,138,006	68,442,622
NT Disciplined Growth Fund Investor Class	2,540,200	33,200,415
Small Cap Growth Fund Investor Class	532,094	9,763,925
Small Cap Value Fund Investor Class	1,203,326	9,133,242
Sustainable Equity Fund Investor Class	2,489,420	80,607,426
		419,214,029
International Fixed Income Funds — 14.8%
Emerging Markets Debt Fund Investor Class	2,439,473	25,907,200
Global Bond Fund Investor Class	8,726,275	90,753,259
International Bond Fund Investor Class(2)	5,366,718	71,055,342
		187,715,801
International Equity Funds — 11.2%
International Growth Fund Investor Class	4,167,215	52,173,534
NT Global Real Estate Fund Investor Class	1,767,044	19,826,232
NT International Small-Mid Cap Fund Investor Class	1,193,458	12,602,917
NT International Value Fund Investor Class	6,646,966	58,426,830
		143,029,513
Money Market Funds — 6.0%
U.S. Government Money Market Fund Investor Class	76,558,719	76,558,719
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,122,176,037)		1,273,433,048
OTHER ASSETS AND LIABILITIES†		(43,928)
TOTAL NET ASSETS — 100.0%		$1,273,389,120

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

7

JANUARY 31, 2020 (UNAUDITED)

One Choice Portfolio: Moderate

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 43.6%
Equity Growth Fund Investor Class	2,633,966	$82,127,051
Focused Dynamic Growth Fund Investor Class(2)	1,086,771	35,733,028
Growth Fund Investor Class	2,734,940	101,438,932
Heritage Fund Investor Class	4,585,996	96,489,362
Large Company Value Fund Investor Class	13,716,624	146,767,877
Mid Cap Value Fund Investor Class	6,867,077	113,581,451
NT Disciplined Growth Fund Investor Class	2,704,909	35,353,157
Small Cap Growth Fund Investor Class	1,351,734	24,804,324
Small Cap Value Fund Investor Class	3,057,663	23,207,664
Sustainable Equity Fund Investor Class	5,298,694	171,571,706
		831,074,552
Domestic Fixed Income Funds — 23.6%
Diversified Bond Fund Investor Class	25,315,761	282,523,898
Inflation-Adjusted Bond Fund Investor Class	8,343,257	99,034,458
NT High Income Fund Investor Class	5,029,476	48,735,622
Short Duration Inflation Protection Bond Fund Investor Class	1,899,711	19,510,035
		449,804,013
International Equity Funds — 19.4%
Emerging Markets Fund Investor Class	6,451,076	74,251,881
International Growth Fund Investor Class	8,408,606	105,275,743
Non-U.S. Intrinsic Value Fund Investor Class	4,550,906	44,917,441
NT Global Real Estate Fund Investor Class	3,605,193	40,450,264
NT International Small-Mid Cap Fund Investor Class	3,620,047	38,227,696
NT International Value Fund Investor Class	7,611,131	66,901,838
		370,024,863
International Fixed Income Funds — 9.3%
Emerging Markets Debt Fund Investor Class	3,714,606	39,449,117
Global Bond Fund Investor Class	9,473,085	98,520,088
International Bond Fund Investor Class(2)	2,962,067	39,217,770
		177,186,975
Money Market Funds — 4.1%
U.S. Government Money Market Fund Investor Class	77,641,361	77,641,361
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,610,192,291)		1,905,731,764
OTHER ASSETS AND LIABILITIES†		(61,221)
TOTAL NET ASSETS — 100.0%		$1,905,670,543

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

8

JANUARY 31, 2020 (UNAUDITED)

One Choice Portfolio: Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 54.5%
Equity Growth Fund Investor Class	1,404,859	$43,803,500
Focused Dynamic Growth Fund Investor Class(2)	1,271,912	41,820,454
Growth Fund Investor Class	1,898,511	70,415,768
Heritage Fund Investor Class	3,045,743	64,082,441
Large Company Value Fund Investor Class	9,077,204	97,126,078
Mid Cap Value Fund Investor Class	3,821,736	63,211,509
Small Cap Growth Fund Investor Class	778,824	14,291,421
Small Cap Value Fund Investor Class	1,790,951	13,593,320
Sustainable Equity Fund Investor Class	2,734,106	88,530,348
		496,874,839
International Equity Funds — 23.8%
Emerging Markets Fund Investor Class	4,209,370	48,449,851
International Growth Fund Investor Class	4,741,612	59,364,984
Non-U.S. Intrinsic Value Fund Investor Class	3,327,940	32,846,768
NT Global Real Estate Fund Investor Class	2,102,232	23,587,038
NT International Small-Mid Cap Fund Investor Class	2,188,112	23,106,466
NT International Value Fund Investor Class	3,369,327	29,616,387
		216,971,494
Domestic Fixed Income Funds — 16.0%
Diversified Bond Fund Investor Class	5,880,911	65,630,964
Inflation-Adjusted Bond Fund Investor Class	2,408,110	28,584,266
NT High Income Fund Investor Class	4,342,178	42,075,708
Short Duration Inflation Protection Bond Fund Investor Class	927,259	9,522,947
		145,813,885
International Fixed Income Funds — 4.7%
Emerging Markets Debt Fund Investor Class	1,359,659	14,439,583
Global Bond Fund Investor Class	2,742,452	28,521,502
		42,961,085
Money Market Funds — 1.0%
U.S. Government Money Market Fund Investor Class	9,474,355	9,474,355
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $726,674,135)		912,095,658
OTHER ASSETS AND LIABILITIES†		(24,200)
TOTAL NET ASSETS — 100.0%		$912,071,458

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

9

JANUARY 31, 2020 (UNAUDITED)

One Choice Portfolio: Very Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 64.6%
Equity Growth Fund Investor Class	512,449	$15,978,159
Focused Dynamic Growth Fund Investor Class(2)	607,924	19,988,542
Growth Fund Investor Class	849,627	31,512,678
Heritage Fund Investor Class	1,316,570	27,700,643
Large Company Value Fund Investor Class	3,405,625	36,440,188
Mid Cap Value Fund Investor Class	1,505,868	24,907,062
Small Cap Growth Fund Investor Class	444,620	8,158,783
Small Cap Value Fund Investor Class	1,005,749	7,633,636
Sustainable Equity Fund Investor Class	995,972	32,249,581
		204,569,272
International Equity Funds — 35.4%
Emerging Markets Fund Investor Class	2,285,587	26,307,108
International Growth Fund Investor Class	2,446,500	30,630,174
Non-U.S. Intrinsic Value Fund Investor Class	1,798,991	17,756,040
NT Global Real Estate Fund Investor Class	889,678	9,982,183
NT International Small-Mid Cap Fund Investor Class	1,491,439	15,749,599
NT International Value Fund Investor Class	1,334,976	11,734,439
		112,159,543
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $245,493,801)		316,728,815
OTHER ASSETS AND LIABILITIES†		502
TOTAL NET ASSETS — 100.0%		$316,729,317

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

10

Statements of Assets and Liabilities

JANUARY 31, 2020 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $396,673,824, $1,122,176,037 and $1,610,192,291, respectively)	$443,457,203	$1,273,433,048	$1,905,731,764
Cash	—	—	186,938
Receivable for investments sold	—	802,709	2,168,949
Receivable for capital shares sold	690,771	870,355	635,429
Distributions receivable from affiliates	293,138	734,739	914,435
	444,441,112	1,275,840,851	1,909,637,515

Liabilities
Payable for investments purchased	646,036	783,112	974,535
Payable for capital shares redeemed	356,599	1,668,191	2,990,682
Distribution and service fees payable	384	428	1,755
	1,003,019	2,451,731	3,966,972

Net Assets	$443,438,093	$1,273,389,120	$1,905,670,543

Net Assets Consist of:
Capital (par value and paid-in surplus)	$395,970,943	$1,098,519,414	$1,553,328,151
Distributable earnings	47,467,150	174,869,706	352,342,392
	$443,438,093	$1,273,389,120	$1,905,670,543

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$442,481,801	36,007,824	$12.29
R Class, $0.01 Par Value	$956,292	77,779	$12.29
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,272,374,703	92,222,842	$13.80
R Class, $0.01 Par Value	$1,014,417	73,552	$13.79
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$1,901,560,281	122,050,768	$15.58
R Class, $0.01 Par Value	$4,110,262	263,903	$15.57

See Notes to Financial Statements.

11

JANUARY 31, 2020 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $726,674,135 and $245,493,801, respectively)	$912,095,658	$316,728,815
Receivable for investments sold	1,416,632	156,636
Receivable for capital shares sold	340,901	134,802
Distributions receivable from affiliates	359,793	—
	914,212,984	317,020,253

Liabilities
Payable for investments purchased	383,364	—
Payable for capital shares redeemed	1,756,764	289,813
Distribution and service fees payable	1,398	1,123
	2,141,526	290,936

Net Assets	$912,071,458	$316,729,317

Net Assets Consist of:
Capital (par value and paid-in surplus)	$677,972,372	$233,452,978
Distributable earnings	234,099,086	83,276,339
	$912,071,458	$316,729,317

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$908,831,622	57,617,353	$15.77
R Class, $0.01 Par Value	$3,239,836	205,195	$15.79
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$314,081,977	17,869,968	$17.58
R Class, $0.01 Par Value	$2,647,340	150,452	$17.60

See Notes to Financial Statements.

12

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$4,864,355	$13,932,266	$19,901,291

Expenses:
Distribution and service fees - R Class	2,053	2,337	9,919
Directors' fees and expenses	7,647	22,079	33,209
Other expenses	—	140	—
	9,700	24,556	43,128

Net investment income (loss)	4,854,655	13,907,710	19,858,163

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	7,873,678	30,569,945	74,791,994
Capital gain distributions received from underlying funds	3,421,274	14,528,480	30,416,457
	11,294,952	45,098,425	105,208,451

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(62,907)	(2,253,387)	(26,465,764)

Net realized and unrealized gain (loss) on affiliates	11,232,045	42,845,038	78,742,687

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,086,700	$56,752,748	$98,600,850

See Notes to Financial Statements.

13

FOR THE SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$9,611,188	$2,703,128

Expenses:
Distribution and service fees - R Class	7,546	5,953
Directors' fees and expenses	17,544	5,408
Other expenses	294	69
	25,384	11,430

Net investment income (loss)	9,585,804	2,691,698

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	82,472,736	20,207,379
Capital gain distributions received from underlying funds	17,687,809	7,103,076
	100,160,545	27,310,455

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(70,839,892)	(10,329,206)

Net realized and unrealized gain (loss) on affiliates	29,320,653	16,981,249

Net Increase (Decrease) in Net Assets Resulting from Operations	$38,906,457	$19,672,947

See Notes to Financial Statements.

14

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED) AND YEAR ENDED JULY 31, 2019
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	January 31, 2020	July 31, 2019	January 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$4,854,655	$10,455,179	$13,907,710	$30,317,295
Net realized gain (loss)	11,294,952	7,404,398	45,098,425	35,631,382
Change in net unrealized appreciation (depreciation)	(62,907)	3,413,743	(2,253,387)	(16,622,003)
Net increase (decrease) in net assets resulting from operations	16,086,700	21,273,320	56,752,748	49,326,674

Distributions to Shareholders
From earnings:
Investor Class	(12,471,096)	(16,343,203)	(51,954,779)	(61,114,972)
R Class	(22,598)	(15,999)	(38,019)	(30,536)
Decrease in net assets from distributions	(12,493,694)	(16,359,202)	(51,992,798)	(61,145,508)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	13,309,911	(18,331,163)	27,357,334	(48,851,563)

Net increase (decrease) in net assets	16,902,917	(13,417,045)	32,117,284	(60,670,397)

Net Assets
Beginning of period	426,535,176	439,952,221	1,241,271,836	1,301,942,233
End of period	$443,438,093	$426,535,176	$1,273,389,120	$1,241,271,836

See Notes to Financial Statements.

15

SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED) AND YEAR ENDED JULY 31, 2019
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	January 31, 2020	July 31, 2019	January 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$19,858,163	$42,261,909	$9,585,804	$28,525,046
Net realized gain (loss)	105,208,451	85,746,091	100,160,545	72,126,383
Change in net unrealized appreciation (depreciation)	(26,465,764)	(61,732,736)	(70,839,892)	(54,790,902)
Net increase (decrease) in net assets resulting from operations	98,600,850	66,275,264	38,906,457	45,860,527

Distributions to Shareholders
From earnings:
Investor Class	(108,454,531)	(110,287,075)	(109,071,010)	(82,628,385)
R Class	(220,198)	(163,681)	(356,880)	(132,435)
Decrease in net assets from distributions	(108,674,729)	(110,450,756)	(109,427,890)	(82,760,820)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	30,399,658	(26,628,796)	(353,420,835)	13,670,695

Net increase (decrease) in net assets	20,325,779	(70,804,288)	(423,942,268)	(23,229,598)

Net Assets
Beginning of period	1,885,344,764	1,956,149,052	1,336,013,726	1,359,243,324
End of period	$1,905,670,543	$1,885,344,764	$912,071,458	$1,336,013,726

See Notes to Financial Statements.

16

SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED) AND YEAR ENDED JULY 31, 2019
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	January 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$2,691,698	$5,085,277
Net realized gain (loss)	27,310,455	21,783,428
Change in net unrealized appreciation (depreciation)	(10,329,206)	(21,308,204)
Net increase (decrease) in net assets resulting from operations	19,672,947	5,560,501

Distributions to Shareholders
From earnings:
Investor Class	(26,565,794)	(20,097,458)
R Class	(200,328)	(109,353)
Decrease in net assets from distributions	(26,766,122)	(20,206,811)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	15,671,895	(104,378)

Net increase (decrease) in net assets	8,578,720	(14,750,688)

Net Assets
Beginning of period	308,150,597	322,901,285
End of period	$316,729,317	$308,150,597

See Notes to Financial Statements.

17

Notes to Financial Statements

JANUARY 31, 2020 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix. The funds offer the Investor Class and R Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

18

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended January 31, 2020 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the period ended January 31, 2020 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$57,584,315	$177,157,887	$348,947,407	$203,112,645	$85,548,658
Sales	$48,473,054	$173,313,192	$376,887,666	$638,664,130	$86,848,613

19

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	3,613,733	$44,403,236	5,854,106	$69,469,563
Issued in reinvestment of distributions	1,008,973	12,306,142	1,413,870	16,124,599
Redeemed	(3,550,512)	(43,629,077)	(8,808,069)	(104,263,832)
	1,072,194	13,080,301	(1,540,093)	(18,669,670)
R Class
Sold	21,987	270,320	35,070	411,026
Issued in reinvestment of distributions	1,852	22,598	1,404	15,999
Redeemed	(5,171)	(63,308)	(7,434)	(88,518)
	18,668	229,610	29,040	338,507
Net increase (decrease)	1,090,862	$13,309,911	(1,511,053)	$(18,331,163)

One Choice Portfolio: Conservative
Investor Class
Sold	5,935,497	$82,183,415	10,550,870	$141,509,994
Issued in reinvestment of distributions	3,697,384	50,815,328	4,758,446	59,796,406
Redeemed	(7,622,421)	(105,807,253)	(18,731,670)	(250,428,815)
	2,010,460	27,191,490	(3,422,354)	(49,122,415)
R Class
Sold	13,682	190,182	30,384	402,929
Issued in reinvestment of distributions	2,767	38,019	2,442	30,536
Redeemed	(4,494)	(62,357)	(12,130)	(162,613)
	11,955	165,844	20,696	270,852
Net increase (decrease)	2,022,415	$27,357,334	(3,401,658)	$(48,851,563)

One Choice Portfolio: Moderate
Investor Class
Sold	6,100,634	$96,517,221	11,978,818	$183,093,758
Issued in reinvestment of distributions	6,829,051	106,484,366	7,758,117	108,699,313
Redeemed	(10,967,125)	(172,964,034)	(20,896,367)	(319,401,913)
	1,962,560	30,037,553	(1,159,432)	(27,608,842)
R Class
Sold	43,123	682,974	94,542	1,433,454
Issued in reinvestment of distributions	14,104	219,894	11,746	163,681
Redeemed	(34,010)	(540,763)	(39,762)	(617,089)
	23,217	362,105	66,526	980,046
Net increase (decrease)	1,985,777	$30,399,658	(1,092,906)	$(26,628,796)

20

	Six months ended January 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	2,318,668	$38,790,603	11,896,257	$190,398,301
Issued in reinvestment of distributions	6,783,709	107,386,107	5,705,141	81,925,822
Redeemed	(30,764,875)	(500,127,958)	(16,115,776)	(259,352,780)
	(21,662,498)	(353,951,248)	1,485,622	12,971,343
R Class
Sold	43,794	739,642	67,155	1,096,747
Issued in reinvestment of distributions	22,393	355,148	9,207	132,391
Redeemed	(33,637)	(564,377)	(32,190)	(529,786)
	32,550	530,413	44,172	699,352
Net increase (decrease)	(21,629,948)	$(353,420,835)	1,529,794	$13,670,695

One Choice Portfolio: Very Aggressive
Investor Class
Sold	1,062,013	$19,319,889	1,838,298	$32,147,420
Issued in reinvestment of distributions	1,463,552	25,963,411	1,309,240	19,730,250
Redeemed	(1,665,540)	(30,130,167)	(2,994,513)	(52,837,151)
	860,025	15,153,133	153,025	(959,481)
R Class
Sold	33,150	598,620	69,753	1,223,516
Issued in reinvestment of distributions	11,273	200,328	7,247	109,353
Redeemed	(15,544)	(280,186)	(27,681)	(477,766)
	28,879	518,762	49,319	855,103
Net increase (decrease)	888,904	$15,671,895	202,344	$(104,378)

6. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

21

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$406,406,465	$1,142,272,053	$1,652,576,781
Gross tax appreciation of investments	$37,979,790	$134,948,659	$260,807,431
Gross tax depreciation of investments	(929,052)	(3,787,664)	(7,652,448)
Net tax appreciation (depreciation) of investments	$37,050,738	$131,160,995	$253,154,983

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$753,665,601	$258,157,763
Gross tax appreciation of investments	$161,996,539	$59,927,450
Gross tax depreciation of investments	(3,566,482)	(1,356,398)
Net tax appreciation (depreciation) of investments	$158,430,057	$58,571,052

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

9. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

22

10. Affiliated Fund Transactions
A summary of transactions for each underlying fund for the period ended January 31, 2020 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$87,848	$5,213	$3,733	$2,435	$91,763	8,222	$41	$1,061
Inflation-Adjusted Bond Fund	42,705	1,902	466	850	44,991	3,790	(18)	752
NT High Income Fund	8,557	388	84	23	8,884	917	(2)	238
Short Duration Fund	29,869	1,259	104	184	31,208	3,045	(3)	338
Short Duration Inflation Protection Bond Fund	55,405	2,722	350	10	57,787	5,627	(8)	959
Core Equity Plus Fund	6,430	346	5,464	(1,312)	—	—	1,227	216
Equity Growth Fund	21,153	1,879	10,310	(2,926)	9,796	314	3,015	927
Growth Fund	13,728	6,704	6,521	(269)	13,642	368	1,048	556
Heritage Fund	5,372	737	241	(319)	5,549	264	3	576
Large Company Value Fund	26,421	5,260	6,899	93	24,875	2,325	912	469
Mid Cap Value Fund	18,069	1,032	1,552	733	18,282	1,105	107	150
NT Disciplined Growth Fund	4,298	2,468	320	207	6,653	509	4	348
Real Estate Fund	6,391	833	512	14	6,726	221	150	503
Small Cap Growth Fund	—	2,243	—	21	2,264	123	—	109
Small Cap Value Fund	—	2,183	—	(65)	2,118	279	—	45
Small Company Fund	4,216	230	3,159	(1,287)	—	—	1,379	11
Sustainable Equity Fund	—	18,419	649	623	18,393	568	17	115
Emerging Markets Debt Fund	6,493	156	24	126	6,751	636	—	129
Global Bond Fund	34,286	1,490	163	275	35,888	3,451	2	596
International Bond Fund(3)	29,693	1,107	—	521	31,321	2,366	—	—
U.S. Government Money Market Fund	25,601	1,013	48	—	26,566	26,566	—	188
	$426,535	$57,584	$40,599	$(63)	$443,457	60,696	$7,874	$8,286

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Diversified Bond Fund	$253,763	$10,825	$5,664	$7,070	$265,994	23,835	$79	$3,058
Inflation-Adjusted Bond Fund	87,634	2,092	205	1,697	91,218	7,685	(5)	1,518
NT High Income Fund	25,761	715	990	91	25,577	2,640	(31)	708
Short Duration Inflation Protection Bond Fund	62,439	1,882	196	1	64,126	6,244	—	1,063
Core Equity Plus Fund	28,913	949	23,298	(6,564)	—	—	6,183	949
Equity Growth Fund	90,373	3,858	41,937	(10,769)	41,525	1,332	11,045	3,858
Growth Fund	76,681	10,652	27,574	(2,684)	57,075	1,539	5,930	2,858
Heritage Fund	35,071	3,668	724	(2,091)	35,924	1,707	3	3,668
Large Company Value Fund	84,227	9,689	12,882	2,509	83,543	7,808	536	1,470
Mid Cap Value Fund	69,064	558	3,984	2,805	68,443	4,138	251	558
NT Disciplined Growth Fund	19,525	12,832	98	941	33,200	2,540	—	1,671
Small Cap Growth Fund	—	9,725	51	90	9,764	532	(2)	471
Small Cap Value Fund	—	9,464	51	(280)	9,133	1,203	—	193
Small Company Fund	15,561	1,381	11,069	(5,873)	—	—	6,268	44
Sustainable Equity Fund	—	78,137	199	2,669	80,607	2,489	1	468
Emerging Markets Debt Fund	25,875	513	969	488	25,907	2,439	5	508
Global Bond Fund	87,935	2,628	512	702	90,753	8,726	8	1,505
International Bond Fund(3)	68,141	1,794	62	1,182	71,055	5,367	(4)	—
International Growth Fund	49,974	3,587	4,775	3,388	52,174	4,167	626	218
NT Global Real Estate Fund	19,168	800	1,193	1,051	19,826	1,767	156	800
NT International Small-Mid Cap Fund	13,089	228	1,348	634	12,603	1,193	(55)	228
NT International Value Fund	54,469	7,996	4,728	690	58,427	6,647	(424)	2,111
U.S. Government Money Market Fund	73,609	3,185	235	—	76,559	76,559	—	536
	$1,241,272	$177,158	$142,744	$(2,253)	$1,273,433	170,557	$30,570	$28,461

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Core Equity Plus Fund	$64,137	$2,098	$47,525	$(18,710)	—	—	$17,826	$2,098
Equity Growth Fund	185,902	7,687	82,037	(29,425)	$82,127	2,634	30,124	7,687
Focused Dynamic Growth Fund(3)	—	33,077	559	3,215	35,733	1,087	40	—
Growth Fund	144,506	7,553	44,136	(6,484)	101,439	2,735	12,623	5,476
Heritage Fund	97,324	10,122	5,039	(5,918)	96,489	4,586	199	10,122
Large Company Value Fund	153,288	16,326	27,195	4,349	146,768	13,717	1,001	2,611
Mid Cap Value Fund	115,915	927	8,779	5,519	113,582	6,867	(508)	927
NT Disciplined Growth Fund	40,491	1,779	6,616	(301)	35,353	2,705	1,873	1,779
Small Cap Growth Fund	—	24,578	—	226	24,804	1,352	—	1,178
Small Cap Value Fund	—	23,933	—	(725)	23,208	3,058	—	490
Small Company Fund	42,423	112	32,634	(9,901)	—	—	10,766	112
Sustainable Equity Fund	—	165,950	—	5,622	171,572	5,299	—	987
Diversified Bond Fund	271,587	17,210	13,726	7,453	282,524	25,316	225	3,237
Inflation-Adjusted Bond Fund	93,822	3,564	177	1,825	99,034	8,343	(4)	1,648
NT High Income Fund	48,188	1,344	930	134	48,736	5,029	(24)	1,329
Short Duration Inflation Protection Bond Fund	18,750	762	—	(2)	19,510	1,900	—	324
Emerging Markets Fund	69,844	2,535	1,004	2,877	74,252	6,451	66	66
International Growth Fund	105,430	2,111	8,889	6,624	105,276	8,409	1,286	433
Non-U.S. Intrinsic Value Fund(4)	44,991	2,068	2,143	1	44,917	4,551	(1)	2,068
NT Global Real Estate Fund	40,031	1,613	3,307	2,113	40,450	3,605	337	1,613
NT International Small-Mid Cap Fund	39,819	684	4,286	2,011	38,228	3,620	(267)	684
NT International Value Fund	64,299	11,295	9,603	911	66,902	7,611	(834)	2,510
Emerging Markets Debt Fund	39,779	784	1,857	743	39,449	3,715	7	776
Global Bond Fund	95,014	4,433	1,653	726	98,520	9,473	57	1,634
International Bond Fund(3)	37,834	733	—	651	39,218	2,962	—	—
U.S. Government Money Market Fund	71,972	5,669	—	—	77,641	77,641	—	529
	$1,885,346	$348,947	$302,095	$(26,466)	$1,905,732	212,666	$74,792	$50,318

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Core Equity Plus Fund	$48,585	$1,059	$35,039	$(14,605)	—	—	$13,411	$1,059
Equity Growth Fund	142,371	4,277	79,931	(22,914)	$43,803	1,405	21,052	4,182
Focused Dynamic Growth Fund(3)	—	41,517	3,537	3,841	41,821	1,272	176	—
Growth Fund	136,751	6,132	54,097	(18,370)	70,416	1,899	20,082	3,702
Heritage Fund	96,144	8,129	29,376	(10,814)	64,083	3,046	5,605	6,799
Large Company Value Fund	149,047	9,169	60,225	(865)	97,126	9,077	1,800	1,731
Mid Cap Value Fund	96,310	524	36,989	3,367	63,212	3,822	(2,357)	523
NT Disciplined Growth Fund	39,020	—	31,228	(7,792)	—	—	8,013	—
Small Cap Growth Fund	—	14,395	241	137	14,291	779	3	690
Small Cap Value Fund	—	14,018	—	(425)	13,593	1,791	—	287
Small Company Fund	35,718	75	28,183	(7,610)	—	—	7,641	75
Sustainable Equity Fund	—	85,719	85	2,896	88,530	2,734	—	511
Emerging Markets Fund	68,723	543	17,256	(3,560)	48,450	4,209	4,607	45
International Growth Fund	88,221	252	28,874	(234)	59,365	4,742	4,064	252
Non-U.S. Intrinsic Value Fund(4)	47,422	1,492	16,235	168	32,847	3,328	(870)	1,492
NT Global Real Estate Fund	34,400	1,905	13,093	375	23,587	2,102	1,035	937
NT International Small-Mid Cap Fund	34,161	402	12,497	1,040	23,106	2,188	(563)	402
NT International Value Fund	42,310	1,186	15,712	1,832	29,616	3,369	(2,054)	1,186
Diversified Bond Fund	91,909	4,685	32,217	1,254	65,631	5,881	1,066	785
Inflation-Adjusted Bond Fund	39,322	1,924	13,302	640	28,584	2,408	83	483
NT High Income Fund	60,310	2,235	21,256	787	42,076	4,342	(933)	1,170
Short Duration Inflation Protection Bond Fund	12,751	503	3,655	(76)	9,523	927	88	158
Emerging Markets Debt Fund	20,254	530	6,625	281	14,440	1,360	(63)	282
Global Bond Fund	39,813	2,026	13,124	(193)	28,522	2,742	587	479
U.S. Government Money Market Fund	12,472	416	3,414	—	9,474	9,474	—	69
	$1,336,014	$203,113	$556,191	$(70,840)	$912,096	72,897	$82,473	$27,299

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Core Equity Plus Fund	$11,861	$389	$8,520	$(3,730)	—	—	$3,567	$389
NT Disciplined Growth Fund	12,197	—	9,798	(2,399)	—	—	2,736	—
Equity Growth Fund	35,304	1,485	14,687	(6,124)	$15,978	512	6,183	1,485
Focused Dynamic Growth Fund(3)	—	18,656	465	1,798	19,989	608	34	—
Growth Fund	39,780	3,750	10,016	(2,002)	31,512	850	3,548	1,582
Heritage Fund	26,847	3,763	1,200	(1,709)	27,701	1,317	165	2,761
Large Company Value Fund	35,991	3,304	4,002	1,147	36,440	3,406	28	611
Mid Cap Value Fund	25,084	264	1,658	1,217	24,907	1,506	(164)	202
Small Cap Growth Fund	—	8,083	—	76	8,159	445	—	384
Small Cap Value Fund	—	7,874	—	(240)	7,634	1,006	—	161
Small Company Fund	14,374	333	10,946	(3,761)	—	—	4,044	38
Sustainable Equity Fund	—	31,199	—	1,051	32,250	996	—	184
Emerging Markets Fund	25,100	910	729	1,026	26,307	2,286	27	24
International Growth Fund	29,672	375	1,575	2,158	30,630	2,447	18	120
Non-U.S. Intrinsic Value Fund(4)	16,897	1,411	488	(64)	17,756	1,799	(3)	799
NT Global Real Estate Fund	9,492	910	926	506	9,982	890	99	379
NT International Small-Mid Cap Fund	15,594	300	807	663	15,750	1,491	—	267
NT International Value Fund	9,958	2,543	825	58	11,734	1,335	(75)	420
	$308,151	$85,549	$66,642	$(10,329)	$316,729	20,894	$20,207	$9,806

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2020(4)	$12.19	0.14	0.31	0.45	(0.13)	(0.22)	(0.35)	$12.29	3.74%	0.00%(5)(6)	2.22%(6)	11%	$442,482
2019	$12.05	0.29	0.32	0.61	(0.29)	(0.18)	(0.47)	$12.19	5.31%	0.00%(5)	2.48%	11%	$425,814
2018	$12.07	0.24	0.14	0.38	(0.24)	(0.16)	(0.40)	$12.05	3.13%	0.01%	2.01%	14%	$439,590
2017	$11.97	0.18	0.18	0.36	(0.17)	(0.09)	(0.26)	$12.07	3.10%	0.00%(5)	1.49%	13%	$442,359
2016	$11.82	0.18	0.38	0.56	(0.17)	(0.24)	(0.41)	$11.97	4.93%	0.00%(5)	1.52%	24%	$410,937
2015	$11.94	0.21	0.03	0.24	(0.20)	(0.16)	(0.36)	$11.82	2.07%	0.00%(5)	1.73%	24%	$381,889
R Class
2020(4)	$12.19	0.11	0.31	0.42	(0.10)	(0.22)	(0.32)	$12.29	3.56%	0.50%(6)	1.72%(6)	11%	$956
2019	$12.06	0.21	0.33	0.54	(0.23)	(0.18)	(0.41)	$12.19	4.69%	0.50%	1.98%	11%	$721
2018	$12.08	0.19	0.13	0.32	(0.18)	(0.16)	(0.34)	$12.06	2.61%	0.51%	1.51%	14%	$363
2017	$11.97	0.12	0.19	0.31	(0.11)	(0.09)	(0.20)	$12.08	2.67%	0.50%	0.99%	13%	$129
2016	$11.82	0.11	0.39	0.50	(0.11)	(0.24)	(0.35)	$11.97	4.39%	0.50%	1.02%	24%	$57
2015(7)	$11.97	0.02	(0.15)	(0.13)	(0.02)	—	(0.02)	$11.82	(1.13)%	0.50%(6)	0.40%(6)	24%(8)	$25
One Choice Portfolio: Conservative
Investor Class
2020(4)	$13.75	0.15	0.48	0.63	(0.15)	(0.43)	(0.58)	$13.80	4.62%	0.00%(5)(6)	2.20%(6)	14%	$1,272,375
2019	$13.90	0.33	0.19	0.52	(0.33)	(0.34)	(0.67)	$13.75	4.25%	0.00%(5)	2.45%	11%	$1,240,425
2018	$13.62	0.28	0.46	0.74	(0.28)	(0.18)	(0.46)	$13.90	5.43%	0.01%	2.01%	8%	$1,301,374
2017	$13.16	0.19	0.65	0.84	(0.20)	(0.18)	(0.38)	$13.62	6.54%	0.00%(5)	1.48%	12%	$1,222,832
2016	$13.66	0.21	0.17	0.38	(0.21)	(0.67)	(0.88)	$13.16	3.13%	0.00%(5)	1.63%	19%	$1,101,058
2015	$13.48	0.24	0.31	0.55	(0.25)	(0.12)	(0.37)	$13.66	4.09%	0.00%(5)	1.77%	22%	$1,026,091

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(4)	$13.74	0.12	0.47	0.59	(0.11)	(0.43)	(0.54)	$13.79	4.34%	0.50%(6)	1.70%(6)	14%	$1,014
2019	$13.89	0.25	0.21	0.46	(0.27)	(0.34)	(0.61)	$13.74	3.73%	0.50%	1.95%	11%	$847
2018	$13.61	0.21	0.46	0.67	(0.21)	(0.18)	(0.39)	$13.89	4.90%	0.51%	1.51%	8%	$568
2017	$13.16	0.13	0.63	0.76	(0.13)	(0.18)	(0.31)	$13.61	5.93%	0.50%	0.98%	12%	$290
2016	$13.65	0.13	0.20	0.33	(0.15)	(0.67)	(0.82)	$13.16	2.68%	0.50%	1.13%	19%	$88
2015(7)	$13.81	0.01	(0.16)	(0.15)	(0.01)	—	(0.01)	$13.65	(1.06)%	0.50%(6)	0.28%(6)	22%(8)	$25
One Choice Portfolio: Moderate
Investor Class
2020(4)	$15.67	0.17	0.66	0.83	(0.16)	(0.76)	(0.92)	$15.58	5.31%	0.00%(5)(6)	2.09%(6)	18%	$1,901,560
2019	$16.11	0.35	0.14	0.49	(0.35)	(0.58)	(0.93)	$15.67	3.81%	0.00%(5)	2.28%	14%	$1,881,575
2018	$15.41	0.32	0.89	1.21	(0.32)	(0.19)	(0.51)	$16.11	7.95%	0.01%	2.02%	8%	$1,953,345
2017	$14.53	0.21	1.21	1.42	(0.21)	(0.33)	(0.54)	$15.41	10.09%	0.00%(5)	1.44%	15%	$1,841,820
2016	$15.48	0.25	(0.06)	0.19	(0.26)	(0.88)	(1.14)	$14.53	1.62%	0.00%(5)	1.75%	11%	$1,662,962
2015	$14.96	0.29	0.55	0.84	(0.30)	(0.02)	(0.32)	$15.48	5.66%	0.00%(5)	1.91%	20%	$1,631,785
R Class
2020(4)	$15.66	0.13	0.66	0.79	(0.12)	(0.76)	(0.88)	$15.57	5.04%	0.50%(6)	1.59%(6)	18%	$4,110
2019	$16.10	0.26	0.16	0.42	(0.28)	(0.58)	(0.86)	$15.66	3.29%	0.50%	1.78%	14%	$3,770
2018	$15.41	0.24	0.88	1.12	(0.24)	(0.19)	(0.43)	$16.10	7.34%	0.51%	1.52%	8%	$2,804
2017	$14.53	0.13	1.22	1.35	(0.14)	(0.33)	(0.47)	$15.41	9.54%	0.50%	0.94%	15%	$1,677
2016	$15.47	0.19	(0.07)	0.12	(0.18)	(0.88)	(1.06)	$14.53	1.17%	0.50%	1.25%	11%	$633
2015(7)	$15.63	0.02	(0.16)	(0.14)	(0.02)	—	(0.02)	$15.47	(0.92)%	0.50%(6)	0.28%(6)	20%(8)	$28

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2020(4)	$16.82	0.17	0.84	1.01	(0.26)	(1.80)	(2.06)	$15.77	5.96%	0.00%(5)(6)	2.01%(6)	21%	$908,832
2019	$17.44	0.36	0.07	0.43	(0.36)	(0.69)	(1.05)	$16.82	3.53%	0.00%(5)	2.17%	23%	$1,333,116
2018	$16.39	0.34	1.27	1.61	(0.32)	(0.24)	(0.56)	$17.44	9.97%	0.01%	1.99%	11%	$1,357,007
2017	$15.15	0.21	1.67	1.88	(0.22)	(0.42)	(0.64)	$16.39	12.88%	0.00%(5)	1.39%	18%	$1,223,445
2016	$16.90	0.26	(0.23)	0.03	(0.27)	(1.51)	(1.78)	$15.15	0.69%	0.00%(5)	1.76%	12%	$1,090,739
2015	$16.30	0.31	0.89	1.20	(0.37)	(0.23)	(0.60)	$16.90	7.44%	0.00%(5)	1.87%	29%	$1,099,057
R Class
2020(4)	$16.78	0.13	0.85	0.98	(0.17)	(1.80)	(1.97)	$15.79	5.79%	0.50%(6)	1.51%(6)	21%	$3,240
2019	$17.41	0.26	0.08	0.34	(0.28)	(0.69)	(0.97)	$16.78	2.94%	0.50%	1.67%	23%	$2,898
2018	$16.36	0.26	1.27	1.53	(0.24)	(0.24)	(0.48)	$17.41	9.43%	0.51%	1.49%	11%	$2,237
2017	$15.12	0.13	1.67	1.80	(0.14)	(0.42)	(0.56)	$16.36	12.33%	0.50%	0.89%	18%	$1,457
2016	$16.87	0.16	(0.21)	(0.05)	(0.19)	(1.51)	(1.70)	$15.12	0.16%	0.50%	1.26%	12%	$386
2015(7)	$17.01	0.01	(0.15)	(0.14)	—	—	—	$16.87	(0.82)%	0.50%(6)	0.23%(6)	29%(8)	$25
One Choice Portfolio: Very Aggressive
Investor Class
2020(4)	$17.99	0.16	1.05	1.21	(0.22)	(1.40)	(1.62)	$17.58	6.64%	0.00%(5)(6)	1.74%(6)	28%	$314,082
2019	$19.07	0.30	(0.14)	0.16	(0.31)	(0.93)	(1.24)	$17.99	2.10%	0.00%(5)	1.70%	19%	$305,967
2018	$17.53	0.32	1.88	2.20	(0.33)	(0.33)	(0.66)	$19.07	12.68%	0.01%	1.70%	8%	$321,525
2017	$15.83	0.17	2.25	2.42	(0.15)	(0.57)	(0.72)	$17.53	15.85%	0.00%(5)	1.03%	11%	$288,436
2016	$18.47	0.23	(0.42)	(0.19)	(0.37)	(2.08)	(2.45)	$15.83	(0.44)%	0.00%(5)	1.47%	11%	$254,676
2015	$17.28	0.31	1.21	1.52	(0.33)	—	(0.33)	$18.47	8.87%	0.00%(5)	1.72%	42%	$268,772

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(4)	$17.96	0.12	1.04	1.16	(0.12)	(1.40)	(1.52)	$17.60	6.39%	0.50%(6)	1.24%(6)	28%	$2,647
2019	$19.04	0.20	(0.12)	0.08	(0.23)	(0.93)	(1.16)	$17.96	1.58%	0.50%	1.20%	19%	$2,184
2018	$17.50	0.20	1.90	2.10	(0.23)	(0.33)	(0.56)	$19.04	12.13%	0.51%	1.20%	8%	$1,376
2017	$15.81	0.08	2.24	2.32	(0.06)	(0.57)	(0.63)	$17.50	15.21%	0.50%	0.53%	11%	$619
2016	$18.44	0.13	(0.40)	(0.27)	(0.28)	(2.08)	(2.36)	$15.81	(0.92)%	0.50%	0.97%	11%	$114
2015(7)	$18.59	(0.01)	(0.14)	(0.15)	—	—	—	$18.44	(0.81)%	0.50%(6)	(0.18)%(6)	42%(8)	$30

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2020 (unaudited).

(5)	Ratio was less than 0.005%.

(6)	Annualized.

(7)	March 20, 2015 (commencement of sale) through July 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2015.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The funds’ Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91634 2003

Semiannual Report

January 31, 2020

One Choice® In Retirement Portfolio	One Choice® 2040 Portfolio
Investor Class (ARTOX)	Investor Class (ARDVX)
I Class (ATTIX)	I Class (ARDSX)
A Class (ARTAX)	A Class (ARDMX)
C Class (ATTCX)	C Class (ARNOX)
R Class (ARSRX)	R Class (ARDRX)
R6 Class (ARDTX)	R6 Class (ARDUX)
One Choice® 2020 Portfolio	One Choice® 2045 Portfolio
Investor Class (ARBVX)	Investor Class (AROIX)
I Class (ARBSX)	I Class (AOOIX)
A Class (ARBMX)	A Class (AROAX)
C Class (ARNCX)	C Class (AROCX)
R Class (ARBRX)	R Class (ARORX)
R6 Class (ARBDX)	R6 Class (ARDOX)
One Choice® 2025 Portfolio	One Choice® 2050 Portfolio
Investor Class (ARWIX)	Investor Class (ARFVX)
I Class (ARWFX)	I Class (ARFSX)
A Class (ARWAX)	A Class (ARFMX)
C Class (ARWCX)	C Class (ARFDX)
R Class (ARWRX)	R Class (ARFWX)
R6 Class (ARWDX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
I Class (ARCSX)	I Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
I Class (ARLIX)	I Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)
R6 Class (ARLDX)	R6 Class (ARGDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the funds or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended January 31, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional information please visit our website, americancentury.com.

Stocks, Bonds Delivered Solid Gains

From higher-quality government bonds to higher-risk stocks, most major U.S. and global asset classes posted gains for the six months ended January 31. U.S. stocks, as measured by the S&P 500 Index, advanced 9.31% for the period, outpacing the 7.40% return for global stocks (MSCI ACWI). Broad-based U.S. and global bond indices also delivered solid, albeit more-modest, gains.

A key policy pivot from the Federal Reserve (Fed) helped set the stage for the rally. After ending its three-year rate-hike campaign in early 2019, the Fed cut rates in July, September and October. Similarly, the European Central Bank unveiled more stimulus. These efforts aided stocks and bonds. Additionally, modestly improving economic and earnings data and upbeat trade-policy news lifted stock investors' optimism. However, news of China’s COVID-19 outbreak in January stifled the stock market rally. Investors feared the virus would spread worldwide, stalling global growth.

Special COVID-19 Update

As we finalize this shareholder report in mid-March, the fears that emerged in late January unfortunately have become reality. The world is dealing with unprecedented health, economic and lifestyle challenges stemming from the COVID-19 global pandemic. The market impact has been severe, but slowing and eliminating the human toll are most important.

We are monitoring the situation closely and following government guidelines and protocols from leading health authorities. Our firm has activated a comprehensive Pandemic Response Plan, which includes social-distancing and work-from-home mandates, restrictions on travel, escalated cleaning regimens at all our facilities, and more. We've also launched a Business Continuity Plan to maintain normal business operations and ensure delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of weathering volatile markets, and we are confident we will meet this current challenge. In the meantime, the health and safety of you, your family and our employees remain a top priority.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2020
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Equity
Focused Dynamic Growth Fund	—	—	—	0.7%	1.5%
NT Disciplined Growth Fund	2.7%	2.7%	3.1%	2.8%	2.4%
NT Equity Growth Fund	3.7%	3.7%	3.8%	3.9%	4.1%
NT Growth Fund	4.1%	4.1%	4.7%	5.2%	5.7%
NT Heritage Fund	1.9%	1.9%	2.4%	3.1%	4.0%
NT Large Company Value Fund	9.1%	9.0%	9.2%	9.4%	9.8%
NT Mid Cap Value Fund	4.0%	4.0%	4.7%	5.3%	6.0%
Small Cap Growth Fund	1.0%	1.0%	1.1%	1.1%	1.2%
Small Cap Value Fund	0.9%	1.0%	1.0%	1.1%	1.2%
Sustainable Equity Fund	6.8%	6.8%	7.1%	7.3%	7.6%
Non-U.S. Intrinsic Value Fund	—	—	0.5%	1.1%	1.8%
NT Emerging Markets Fund	—	—	0.7%	1.7%	3.0%
NT Global Real Estate Fund	1.0%	1.0%	1.2%	1.5%	1.8%
NT International Growth Fund	4.1%	4.1%	4.5%	4.9%	5.2%
NT International Small-Mid Cap Fund	0.5%	0.5%	0.9%	1.2%	1.7%
NT International Value Fund	4.7%	4.6%	4.5%	4.1%	3.7%
Total Equity	44.5%	44.4%	49.4%	54.4%	60.7%
Fixed Income
Inflation-Adjusted Bond Fund	3.1%	3.1%	4.1%	4.6%	3.9%
NT Diversified Bond Fund	20.3%	20.4%	19.3%	18.2%	16.2%
NT High Income Fund	3.4%	3.4%	3.8%	4.1%	3.9%
Short Duration Inflation Protection Bond Fund	7.2%	7.2%	4.5%	2.5%	0.8%
Emerging Markets Debt Fund	1.1%	1.1%	1.6%	2.1%	2.1%
Global Bond Fund	8.0%	8.0%	7.5%	7.1%	6.4%
International Bond Fund	2.3%	2.3%	2.2%	2.0%	0.9%
Total Fixed Income	45.4%	45.5%	43.0%	40.6%	34.2%
U.S. Government Money Market Fund	10.1%	10.1%	7.6%	5.0%	5.1%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent G Class.

(2)	Category is less than 0.05% of total net assets.

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2020
	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Equity
Focused Dynamic Growth Fund	2.4%	3.5%	4.7%	5.0%	5.2%
NT Disciplined Growth Fund	1.7%	1.0%	0.2%	—	—
NT Equity Growth Fund	4.2%	4.6%	5.0%	5.2%	5.3%
NT Growth Fund	6.1%	6.7%	7.3%	7.5%	7.8%
NT Heritage Fund	5.3%	5.7%	6.2%	6.4%	6.6%
NT Large Company Value Fund	10.2%	11.2%	12.1%	12.5%	12.9%
NT Mid Cap Value Fund	6.4%	7.0%	7.7%	7.9%	8.1%
Small Cap Growth Fund	1.3%	1.5%	1.6%	1.6%	1.7%
Small Cap Value Fund	1.3%	1.4%	1.5%	1.6%	1.6%
Sustainable Equity Fund	7.8%	8.5%	9.2%	9.5%	9.8%
Non-U.S. Intrinsic Value Fund	2.4%	2.9%	3.5%	3.7%	4.0%
NT Emerging Markets Fund	4.7%	5.1%	5.6%	5.9%	6.1%
NT Global Real Estate Fund	2.0%	2.2%	2.4%	2.5%	2.6%
NT International Growth Fund	5.6%	6.1%	6.6%	6.8%	7.0%
NT International Small-Mid Cap Fund	2.1%	2.3%	2.5%	2.5%	2.6%
NT International Value Fund	3.5%	3.5%	3.5%	3.5%	3.4%
Total Equity	67.0%	73.2%	79.6%	82.1%	84.7%
Fixed Income
Inflation-Adjusted Bond Fund	2.8%	2.4%	2.1%	1.8%	1.5%
NT Diversified Bond Fund	13.9%	12.1%	10.2%	8.9%	7.7%
NT High Income Fund	3.5%	3.0%	2.5%	2.3%	1.9%
Emerging Markets Debt Fund	2.1%	1.8%	1.5%	1.3%	1.1%
Global Bond Fund	5.6%	4.9%	4.1%	3.6%	3.1%
Total Fixed Income	27.9%	24.2%	20.4%	17.9%	15.3%
U.S. Government Money Market Fund	5.1%	2.6%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent G Class.

(2)	Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Expenses Paid During Period(1) 8/1/19 - 1/31/20	Annualized Expense Ratio(1)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$1,044.70	$3.80	0.74%
I Class	$1,000	$1,045.00	$2.78	0.54%
A Class	$1,000	$1,043.40	$5.09	0.99%
C Class	$1,000	$1,039.30	$8.92	1.74%
R Class	$1,000	$1,042.10	$6.37	1.24%
R6 Class	$1,000	$1,046.50	$2.01	0.39%
Hypothetical
Investor Class	$1,000	$1,021.42	$3.76	0.74%
I Class	$1,000	$1,022.42	$2.75	0.54%
A Class	$1,000	$1,020.16	$5.03	0.99%
C Class	$1,000	$1,016.39	$8.82	1.74%
R Class	$1,000	$1,018.90	$6.29	1.24%
R6 Class	$1,000	$1,023.18	$1.98	0.39%
One Choice 2020 Portfolio
Actual
Investor Class	$1,000	$1,045.10	$3.80	0.74%
I Class	$1,000	$1,045.50	$2.78	0.54%
A Class	$1,000	$1,043.30	$5.08	0.99%
C Class	$1,000	$1,039.50	$8.92	1.74%
R Class	$1,000	$1,042.30	$6.37	1.24%
R6 Class	$1,000	$1,047.30	$2.01	0.39%
Hypothetical
Investor Class	$1,000	$1,021.42	$3.76	0.74%
I Class	$1,000	$1,022.42	$2.75	0.54%
A Class	$1,000	$1,020.16	$5.03	0.99%
C Class	$1,000	$1,016.39	$8.82	1.74%
R Class	$1,000	$1,018.90	$6.29	1.24%
R6 Class	$1,000	$1,023.18	$1.98	0.39%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Expenses Paid During Period(1) 8/1/19 - 1/31/20	Annualized Expense Ratio(1)
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$1,048.10	$3.91	0.76%
I Class	$1,000	$1,048.00	$2.88	0.56%
A Class	$1,000	$1,046.80	$5.20	1.01%
C Class	$1,000	$1,041.60	$9.03	1.76%
R Class	$1,000	$1,044.90	$6.48	1.26%
R6 Class	$1,000	$1,049.00	$2.11	0.41%
Hypothetical
Investor Class	$1,000	$1,021.32	$3.86	0.76%
I Class	$1,000	$1,022.32	$2.85	0.56%
A Class	$1,000	$1,020.06	$5.13	1.01%
C Class	$1,000	$1,016.29	$8.92	1.76%
R Class	$1,000	$1,018.80	$6.39	1.26%
R6 Class	$1,000	$1,023.08	$2.08	0.41%
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$1,050.50	$4.02	0.78%
I Class	$1,000	$1,051.80	$2.99	0.58%
A Class	$1,000	$1,049.60	$5.31	1.03%
C Class	$1,000	$1,044.70	$9.15	1.78%
R Class	$1,000	$1,047.70	$6.59	1.28%
R6 Class	$1,000	$1,052.20	$2.22	0.43%
Hypothetical
Investor Class	$1,000	$1,021.22	$3.96	0.78%
I Class	$1,000	$1,022.22	$2.95	0.58%
A Class	$1,000	$1,019.96	$5.23	1.03%
C Class	$1,000	$1,016.19	$9.02	1.78%
R Class	$1,000	$1,018.70	$6.50	1.28%
R6 Class	$1,000	$1,022.98	$2.19	0.43%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Expenses Paid During Period(1) 8/1/19 - 1/31/20	Annualized Expense Ratio(1)
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$1,052.90	$4.18	0.81%
I Class	$1,000	$1,054.40	$3.15	0.61%
A Class	$1,000	$1,050.90	$5.46	1.06%
C Class	$1,000	$1,047.60	$9.32	1.81%
R Class	$1,000	$1,050.20	$6.75	1.31%
R6 Class	$1,000	$1,054.30	$2.38	0.46%
Hypothetical
Investor Class	$1,000	$1,021.06	$4.12	0.81%
I Class	$1,000	$1,022.07	$3.10	0.61%
A Class	$1,000	$1,019.81	$5.38	1.06%
C Class	$1,000	$1,016.04	$9.17	1.81%
R Class	$1,000	$1,018.55	$6.65	1.31%
R6 Class	$1,000	$1,022.82	$2.34	0.46%
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$1,054.60	$4.29	0.83%
I Class	$1,000	$1,056.00	$3.26	0.63%
A Class	$1,000	$1,053.50	$5.57	1.08%
C Class	$1,000	$1,049.50	$9.43	1.83%
R Class	$1,000	$1,052.50	$6.86	1.33%
R6 Class	$1,000	$1,056.50	$2.48	0.48%
Hypothetical
Investor Class	$1,000	$1,020.96	$4.22	0.83%
I Class	$1,000	$1,021.97	$3.20	0.63%
A Class	$1,000	$1,019.71	$5.48	1.08%
C Class	$1,000	$1,015.94	$9.27	1.83%
R Class	$1,000	$1,018.45	$6.75	1.33%
R6 Class	$1,000	$1,022.72	$2.44	0.48%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Expenses Paid During Period(1) 8/1/19 - 1/31/20	Annualized Expense Ratio(1)
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$1,058.20	$4.45	0.86%
I Class	$1,000	$1,059.00	$3.42	0.66%
A Class	$1,000	$1,056.70	$5.74	1.11%
C Class	$1,000	$1,052.50	$9.60	1.86%
R Class	$1,000	$1,055.30	$7.03	1.36%
R6 Class	$1,000	$1,059.70	$2.64	0.51%
Hypothetical
Investor Class	$1,000	$1,020.81	$4.37	0.86%
I Class	$1,000	$1,021.82	$3.35	0.66%
A Class	$1,000	$1,019.56	$5.63	1.11%
C Class	$1,000	$1,015.79	$9.43	1.86%
R Class	$1,000	$1,018.30	$6.90	1.36%
R6 Class	$1,000	$1,022.57	$2.59	0.51%
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$1,060.90	$4.56	0.88%
I Class	$1,000	$1,061.50	$3.52	0.68%
A Class	$1,000	$1,059.00	$5.85	1.13%
C Class	$1,000	$1,054.80	$9.71	1.88%
R Class	$1,000	$1,057.80	$7.14	1.38%
R6 Class	$1,000	$1,062.00	$2.75	0.53%
Hypothetical
Investor Class	$1,000	$1,020.71	$4.47	0.88%
I Class	$1,000	$1,021.72	$3.46	0.68%
A Class	$1,000	$1,019.46	$5.74	1.13%
C Class	$1,000	$1,015.69	$9.53	1.88%
R Class	$1,000	$1,018.20	$7.00	1.38%
R6 Class	$1,000	$1,022.47	$2.69	0.53%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

	Beginning Account Value 8/1/19	Ending Account Value 1/31/20	Expenses Paid During Period(1) 8/1/19 - 1/31/20	Annualized Expense Ratio(1)
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$1,061.60	$4.56	0.88%
I Class	$1,000	$1,062.30	$3.53	0.68%
A Class	$1,000	$1,059.70	$5.85	1.13%
C Class	$1,000	$1,056.10	$9.72	1.88%
R Class	$1,000	$1,059.10	$7.14	1.38%
R6 Class	$1,000	$1,062.80	$2.75	0.53%
Hypothetical
Investor Class	$1,000	$1,020.71	$4.47	0.88%
I Class	$1,000	$1,021.72	$3.46	0.68%
A Class	$1,000	$1,019.46	$5.74	1.13%
C Class	$1,000	$1,015.69	$9.53	1.88%
R Class	$1,000	$1,018.20	$7.00	1.38%
R6 Class	$1,000	$1,022.47	$2.69	0.53%
One Choice 2060 Portfolio
Actual
Investor Class	$1,000	$1,061.90	$4.56	0.88%
I Class	$1,000	$1,063.20	$3.53	0.68%
A Class	$1,000	$1,060.90	$5.85	1.13%
C Class	$1,000	$1,056.40	$9.72	1.88%
R Class	$1,000	$1,059.00	$7.14	1.38%
R6 Class	$1,000	$1,063.80	$2.75	0.53%
Hypothetical
Investor Class	$1,000	$1,020.71	$4.47	0.88%
I Class	$1,000	$1,021.72	$3.46	0.68%
A Class	$1,000	$1,019.46	$5.74	1.13%
C Class	$1,000	$1,015.69	$9.53	1.88%
R Class	$1,000	$1,018.20	$7.00	1.38%
R6 Class	$1,000	$1,022.47	$2.69	0.53%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

Schedules of Investments

JANUARY 31, 2020 (UNAUDITED)

One Choice In Retirement Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 34.2%
NT Disciplined Growth Fund G Class	2,861,815	$37,489,775
NT Equity Growth Fund G Class	4,643,044	50,794,905
NT Growth Fund G Class	3,269,564	56,203,811
NT Heritage Fund G Class	2,110,733	25,624,303
NT Large Company Value Fund G Class	10,820,794	124,006,301
NT Mid Cap Value Fund G Class	4,391,067	55,371,353
Small Cap Growth Fund G Class	684,902	13,218,616
Small Cap Value Fund G Class	1,690,132	13,030,916
Sustainable Equity Fund G Class	2,891,770	94,011,446
		469,751,426
Domestic Fixed Income Funds — 34.0%
Inflation-Adjusted Bond Fund G Class	3,563,838	42,267,117
NT Diversified Bond Fund G Class	25,128,432	280,433,303
NT High Income Fund G Class	4,819,772	46,703,595
Short Duration Inflation Protection Bond Fund G Class	9,490,552	98,322,114
		467,726,129
International Fixed Income Funds — 11.4%
Emerging Markets Debt Fund G Class	1,475,006	15,664,559
Global Bond Fund G Class	10,466,685	109,272,187
International Bond Fund G Class(2)	2,330,308	31,319,342
		156,256,088
International Equity Funds — 10.3%
NT Global Real Estate Fund G Class	1,233,657	13,853,969
NT International Growth Fund G Class	4,979,178	56,463,881
NT International Small-Mid Cap Fund G Class	615,482	6,517,958
NT International Value Fund G Class	7,354,453	64,719,184
		141,554,992
Money Market Funds — 10.1%
U.S. Government Money Market Fund G Class	138,262,527	138,262,527
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,211,414,430)		1,373,551,162
OTHER ASSETS AND LIABILITIES†		(78,064)
TOTAL NET ASSETS — 100.0%		$1,373,473,098

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2020 (UNAUDITED)

One Choice 2020 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 34.2%
NT Disciplined Growth Fund G Class	3,018,863	$39,547,101
NT Equity Growth Fund G Class	4,896,263	53,565,114
NT Growth Fund G Class	3,447,560	59,263,559
NT Heritage Fund G Class	2,227,767	27,045,090
NT Large Company Value Fund G Class	11,402,305	130,670,412
NT Mid Cap Value Fund G Class	4,630,239	58,387,313
Small Cap Growth Fund G Class	724,102	13,975,168
Small Cap Value Fund G Class	1,779,069	13,716,622
Sustainable Equity Fund G Class	3,048,187	99,096,560
		495,266,939
Domestic Fixed Income Funds — 34.1%
Inflation-Adjusted Bond Fund G Class	3,758,870	44,580,202
NT Diversified Bond Fund G Class	26,478,110	295,495,705
NT High Income Fund G Class	5,083,025	49,254,510
Short Duration Inflation Protection Bond Fund G Class	10,003,463	103,635,878
		492,966,295
International Fixed Income Funds — 11.4%
Emerging Markets Debt Fund G Class	1,558,712	16,553,523
Global Bond Fund G Class	11,031,812	115,172,118
International Bond Fund G Class(2)	2,458,812	33,046,432
		164,772,073
International Equity Funds — 10.2%
NT Global Real Estate Fund G Class	1,304,147	14,645,576
NT International Growth Fund G Class	5,246,560	59,495,985
NT International Small-Mid Cap Fund G Class	648,077	6,863,136
NT International Value Fund G Class	7,656,433	67,376,613
		148,381,310
Money Market Funds — 10.1%
U.S. Government Money Market Fund G Class	145,714,792	145,714,792
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,289,334,934)		1,447,101,409
OTHER ASSETS AND LIABILITIES†		(108,166)
TOTAL NET ASSETS — 100.0%		$1,446,993,243

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2020 (UNAUDITED)

One Choice 2025 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.1%
NT Disciplined Growth Fund G Class	5,879,318	$77,019,069
NT Equity Growth Fund G Class	8,691,382	95,083,722
NT Growth Fund G Class	6,706,527	115,285,200
NT Heritage Fund G Class	4,866,408	59,078,194
NT Large Company Value Fund G Class	19,752,643	226,365,290
NT Mid Cap Value Fund G Class	9,199,893	116,010,645
Small Cap Growth Fund G Class	1,351,318	26,080,446
Small Cap Value Fund G Class	3,259,768	25,132,809
Sustainable Equity Fund G Class	5,403,658	175,672,933
		915,728,308
Domestic Fixed Income Funds — 31.7%
Inflation-Adjusted Bond Fund G Class	8,542,426	101,313,173
NT Diversified Bond Fund G Class	42,718,220	476,735,332
NT High Income Fund G Class	9,541,483	92,456,974
Short Duration Inflation Protection Bond Fund G Class	10,768,009	111,556,577
		782,062,056
International Equity Funds — 12.3%
Non-U.S. Intrinsic Value Fund G Class	1,329,019	13,157,284
NT Emerging Markets Fund G Class	1,519,623	17,460,472
NT Global Real Estate Fund G Class	2,710,368	30,437,435
NT International Growth Fund G Class	9,788,446	111,000,973
NT International Small-Mid Cap Fund G Class	1,970,100	20,863,363
NT International Value Fund G Class	12,436,475	109,440,981
		302,360,508
International Fixed Income Funds — 11.3%
Emerging Markets Debt Fund G Class	3,763,513	39,968,511
Global Bond Fund G Class	17,797,309	185,803,910
International Bond Fund G Class(2)	3,993,017	53,666,142
		279,438,563
Money Market Funds — 7.6%
U.S. Government Money Market Fund G Class	186,759,554	186,759,554
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,154,397,202)		2,466,348,989
OTHER ASSETS AND LIABILITIES†		(115,557)
TOTAL NET ASSETS — 100.0%		$2,466,233,432

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2020 (UNAUDITED)

One Choice 2030 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 39.9%
Focused Dynamic Growth Fund G Class(2)	419,608	$14,207,941
NT Disciplined Growth Fund G Class	4,424,317	57,958,550
NT Equity Growth Fund G Class	7,489,657	81,936,853
NT Growth Fund G Class	6,218,687	106,899,232
NT Heritage Fund G Class	5,251,963	63,758,834
NT Large Company Value Fund G Class	16,918,528	193,886,333
NT Mid Cap Value Fund G Class	8,729,088	110,073,798
Small Cap Growth Fund G Class	1,221,643	23,577,707
Small Cap Value Fund G Class	2,953,358	22,770,391
Sustainable Equity Fund G Class	4,652,640	151,257,324
		826,326,963
Domestic Fixed Income Funds — 29.4%
Inflation-Adjusted Bond Fund G Class	8,079,491	95,822,762
NT Diversified Bond Fund G Class	33,783,621	377,025,210
NT High Income Fund G Class	8,634,334	83,666,692
Short Duration Inflation Protection Bond Fund G Class	4,957,406	51,358,730
		607,873,394
International Equity Funds — 14.5%
Non-U.S. Intrinsic Value Fund G Class	2,401,102	23,770,913
NT Emerging Markets Fund G Class	3,020,994	34,711,226
NT Global Real Estate Fund G Class	2,683,936	30,140,602
NT International Growth Fund G Class	8,853,385	100,397,384
NT International Small-Mid Cap Fund G Class	2,407,360	25,493,946
NT International Value Fund G Class	9,669,679	85,093,178
		299,607,249
International Fixed Income Funds — 11.2%
Emerging Markets Debt Fund G Class	3,970,203	42,163,552
Global Bond Fund G Class	14,069,478	146,885,350
International Bond Fund G Class(2)	3,130,924	42,079,621
		231,128,523
Money Market Funds — 5.0%
U.S. Government Money Market Fund G Class	104,726,988	104,726,988
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,853,494,915)		2,069,663,117
OTHER ASSETS AND LIABILITIES†		(106,397)
TOTAL NET ASSETS — 100.0%		$2,069,556,720

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2020 (UNAUDITED)

One Choice 2035 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 43.5%
Focused Dynamic Growth Fund G Class(2)	986,943	$33,417,874
NT Disciplined Growth Fund G Class	4,030,612	52,801,020
NT Equity Growth Fund G Class	8,432,579	92,252,412
NT Growth Fund G Class	7,452,566	128,109,603
NT Heritage Fund G Class	7,490,989	90,940,605
NT Large Company Value Fund G Class	19,228,195	220,355,118
NT Mid Cap Value Fund G Class	10,623,191	133,958,437
Small Cap Growth Fund G Class	1,444,895	27,886,470
Small Cap Value Fund G Class	3,504,956	27,023,207
Sustainable Equity Fund G Class	5,239,919	170,349,755
		977,094,501
Domestic Fixed Income Funds — 24.8%
Inflation-Adjusted Bond Fund G Class	7,404,873	87,821,797
NT Diversified Bond Fund G Class	32,735,686	365,330,252
NT High Income Fund G Class	8,937,540	86,604,768
Short Duration Inflation Protection Bond Fund G Class	1,803,124	18,680,363
		558,437,180
International Equity Funds — 17.2%
Non-U.S. Intrinsic Value Fund G Class	4,174,379	41,326,349
NT Emerging Markets Fund G Class	5,861,647	67,350,322
NT Global Real Estate Fund G Class	3,480,631	39,087,491
NT International Growth Fund G Class	10,384,527	117,760,539
NT International Small-Mid Cap Fund G Class	3,533,538	37,420,166
NT International Value Fund G Class	9,537,928	83,933,771
		386,878,638
International Fixed Income Funds — 9.4%
Emerging Markets Debt Fund G Class	4,554,938	48,373,446
Global Bond Fund G Class	13,845,576	144,547,815
International Bond Fund G Class(2)	1,448,439	19,467,026
		212,388,287
Money Market Funds — 5.1%
U.S. Government Money Market Fund G Class	113,937,161	113,937,161
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,962,001,151)		2,248,735,767
OTHER ASSETS AND LIABILITIES†		(108,250)
TOTAL NET ASSETS — 100.0%		$2,248,627,517

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2020 (UNAUDITED)

One Choice 2040 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 46.7%
Focused Dynamic Growth Fund G Class(2)	1,111,544	$37,636,875
NT Disciplined Growth Fund G Class	2,096,533	27,464,584
NT Equity Growth Fund G Class	6,076,838	66,480,613
NT Growth Fund G Class	5,640,466	96,959,619
NT Heritage Fund G Class	6,833,598	82,959,881
NT Large Company Value Fund G Class	14,127,848	161,905,139
NT Mid Cap Value Fund G Class	8,078,855	101,874,363
Small Cap Growth Fund G Class	1,090,842	21,053,253
Small Cap Value Fund G Class	2,674,164	20,617,808
Sustainable Equity Fund G Class	3,787,669	123,137,127
		740,089,262
International Equity Funds — 20.3%
Non-U.S. Intrinsic Value Fund G Class	3,838,818	38,004,295
NT Emerging Markets Fund G Class	6,527,258	74,998,191
NT Global Real Estate Fund G Class	2,890,252	32,457,533
NT International Growth Fund G Class	7,753,636	87,926,230
NT International Small-Mid Cap Fund G Class	3,130,010	33,146,805
NT International Value Fund G Class	6,234,633	54,864,770
		321,397,824
Domestic Fixed Income Funds — 20.2%
Inflation-Adjusted Bond Fund G Class	3,755,370	44,538,689
NT Diversified Bond Fund G Class	19,814,125	221,125,639
NT High Income Fund G Class	5,707,761	55,308,204
		320,972,532
International Fixed Income Funds — 7.7%
Emerging Markets Debt Fund G Class	3,134,668	33,290,174
Global Bond Fund G Class	8,488,664	88,621,655
		121,911,829
Money Market Funds — 5.1%
U.S. Government Money Market Fund G Class	80,356,130	80,356,130
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,414,130,118)		1,584,727,577
OTHER ASSETS AND LIABILITIES†		(68,049)
TOTAL NET ASSETS — 100.0%		$1,584,659,528

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2020 (UNAUDITED)

One Choice 2045 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 51.1%
Focused Dynamic Growth Fund G Class(2)	1,636,436	$55,409,720
NT Disciplined Growth Fund G Class	1,275,083	16,703,588
NT Equity Growth Fund G Class	6,694,890	73,242,095
NT Growth Fund G Class	6,211,188	106,770,316
NT Heritage Fund G Class	7,528,448	91,395,358
NT Large Company Value Fund G Class	15,538,427	178,070,368
NT Mid Cap Value Fund G Class	8,889,646	112,098,433
Small Cap Growth Fund G Class	1,204,057	23,238,309
Small Cap Value Fund G Class	2,919,512	22,509,436
Sustainable Equity Fund G Class	4,167,173	135,474,803
		814,912,426
International Equity Funds — 22.1%
Non-U.S. Intrinsic Value Fund G Class	4,680,669	46,338,628
NT Emerging Markets Fund G Class	7,128,942	81,911,546
NT Global Real Estate Fund G Class	3,178,068	35,689,706
NT International Growth Fund G Class	8,524,667	96,669,719
NT International Small-Mid Cap Fund G Class	3,438,569	36,414,443
NT International Value Fund G Class	6,245,401	54,959,527
		351,983,569
Domestic Fixed Income Funds — 17.5%
Inflation-Adjusted Bond Fund G Class	3,286,828	38,981,780
NT Diversified Bond Fund G Class	17,234,978	192,342,355
NT High Income Fund G Class	4,979,162	48,248,077
		279,572,212
International Fixed Income Funds — 6.7%
Emerging Markets Debt Fund G Class	2,743,438	29,135,309
Global Bond Fund G Class	7,397,090	77,225,619
		106,360,928
Money Market Funds — 2.6%
U.S. Government Money Market Fund G Class	40,718,623	40,718,623
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,384,416,511)		1,593,547,758
OTHER ASSETS AND LIABILITIES†		(56,505)
TOTAL NET ASSETS — 100.0%		$1,593,491,253

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2020 (UNAUDITED)

One Choice 2050 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 55.5%
Focused Dynamic Growth Fund G Class(2)	1,489,050	$50,419,234
NT Disciplined Growth Fund G Class	162,058	2,122,961
NT Equity Growth Fund G Class	4,889,111	53,486,876
NT Growth Fund G Class	4,537,741	78,003,768
NT Heritage Fund G Class	5,500,675	66,778,193
NT Large Company Value Fund G Class	11,355,378	130,132,635
NT Mid Cap Value Fund G Class	6,502,941	82,002,089
Small Cap Growth Fund G Class	876,179	16,910,258
Small Cap Value Fund G Class	2,135,679	16,466,089
Sustainable Equity Fund G Class	3,046,444	99,039,899
		595,362,002
International Equity Funds — 24.1%
Non-U.S. Intrinsic Value Fund G Class	3,793,509	37,555,736
NT Emerging Markets Fund G Class	5,262,148	60,462,082
NT Global Real Estate Fund G Class	2,320,840	26,063,037
NT International Growth Fund G Class	6,220,463	70,540,049
NT International Small-Mid Cap Fund G Class	2,509,762	26,578,378
NT International Value Fund G Class	4,222,571	37,158,626
		258,357,908
Domestic Fixed Income Funds — 14.8%
Inflation-Adjusted Bond Fund G Class	1,862,203	22,085,730
NT Diversified Bond Fund G Class	9,786,356	109,215,733
NT High Income Fund G Class	2,823,355	27,358,307
		158,659,770
International Fixed Income Funds — 5.6%
Emerging Markets Debt Fund G Class	1,558,825	16,554,720
Global Bond Fund G Class	4,198,902	43,836,540
		60,391,260
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $966,626,964)		1,072,770,940
OTHER ASSETS AND LIABILITIES†		(28,953)
TOTAL NET ASSETS — 100.0%		$1,072,741,987

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2020 (UNAUDITED)

One Choice 2055 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 57.2%
Focused Dynamic Growth Fund G Class(2)	998,109	$33,795,985
NT Equity Growth Fund G Class	3,153,318	34,497,304
NT Growth Fund G Class	2,921,540	50,221,275
NT Heritage Fund G Class	3,542,241	43,002,804
NT Large Company Value Fund G Class	7,322,931	83,920,791
NT Mid Cap Value Fund G Class	4,181,632	52,730,380
Small Cap Growth Fund G Class	562,280	10,852,006
Small Cap Value Fund G Class	1,370,337	10,565,301
Sustainable Equity Fund G Class	1,961,404	63,765,233
		383,351,079
International Equity Funds — 24.9%
Non-U.S. Intrinsic Value Fund G Class	2,531,464	25,061,490
NT Emerging Markets Fund G Class	3,414,389	39,231,333
NT Global Real Estate Fund G Class	1,498,419	16,827,248
NT International Growth Fund G Class	4,007,176	45,441,375
NT International Small-Mid Cap Fund G Class	1,609,710	17,046,824
NT International Value Fund G Class	2,654,677	23,361,162
		166,969,432
Domestic Fixed Income Funds — 13.0%
Inflation-Adjusted Bond Fund G Class	1,019,811	12,094,957
NT Diversified Bond Fund G Class	5,353,425	59,744,221
NT High Income Fund G Class	1,545,372	14,974,652
		86,813,830
International Fixed Income Funds — 4.9%
Emerging Markets Debt Fund G Class	852,494	9,053,482
Global Bond Fund G Class	2,297,897	23,990,045
		33,043,527
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $626,421,991)		670,177,868
OTHER ASSETS AND LIABILITIES†		(15,717)
TOTAL NET ASSETS — 100.0%		$670,162,151

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

JANUARY 31, 2020 (UNAUDITED)

One Choice 2060 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.0%
Focused Dynamic Growth Fund G Class(2)	253,794	$8,593,468
NT Equity Growth Fund G Class	793,112	8,676,649
NT Growth Fund G Class	743,287	12,777,099
NT Heritage Fund G Class	892,637	10,836,613
NT Large Company Value Fund G Class	1,846,751	21,163,761
NT Mid Cap Value Fund G Class	1,054,030	13,291,313
Small Cap Growth Fund G Class	140,553	2,712,673
Small Cap Value Fund G Class	348,677	2,688,297
Sustainable Equity Fund G Class	496,411	16,138,336
		96,878,209
International Equity Funds — 25.7%
Non-U.S. Intrinsic Value Fund G Class	660,413	6,538,084
NT Emerging Markets Fund G Class	869,320	9,988,490
NT Global Real Estate Fund G Class	376,330	4,226,191
NT International Growth Fund G Class	1,009,638	11,449,297
NT International Small-Mid Cap Fund G Class	405,452	4,293,733
NT International Value Fund G Class	647,486	5,697,877
		42,193,672
Domestic Fixed Income Funds — 11.1%
Inflation-Adjusted Bond Fund G Class	213,386	2,530,760
NT Diversified Bond Fund G Class	1,125,700	12,562,814
NT High Income Fund G Class	324,304	3,142,505
		18,236,079
International Fixed Income Funds — 4.2%
Emerging Markets Debt Fund G Class	178,923	1,900,162
Global Bond Fund G Class	481,290	5,024,663
		6,924,825
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $158,381,763)		164,232,785
OTHER ASSETS AND LIABILITIES†		(2,878)
TOTAL NET ASSETS — 100.0%		$164,229,907

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2020 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,211,414,430 and $1,289,334,934, respectively)	$1,373,551,162	$1,447,101,409
Receivable for investments sold	6,308,550	4,435,821
Receivable for capital shares sold	834,412	907,540
Distributions receivable from affiliates	1,167,344	1,226,611
	1,381,861,468	1,453,671,381

Liabilities
Payable for investments purchased	1,243,688	1,306,866
Payable for capital shares redeemed	6,284,191	4,516,974
Accrued management fees	772,021	758,708
Distribution and service fees payable	88,470	95,590
	8,388,370	6,678,138

Net Assets	$1,373,473,098	$1,446,993,243

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,167,577,296	$1,239,027,023
Distributable earnings	205,895,802	207,966,220
	$1,373,473,098	$1,446,993,243

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$658,423,157	50,920,857	$12.93
I Class, $0.01 Par Value	$211,808,810	16,376,384	$12.93
A Class, $0.01 Par Value	$126,826,886	9,803,973	$12.94*
C Class, $0.01 Par Value	$3,357,741	260,862	$12.87
R Class, $0.01 Par Value	$134,968,084	10,449,727	$12.92
R6 Class, $0.01 Par Value	$238,088,420	22,677,383	$10.50
One Choice 2020 Portfolio
Investor Class, $0.01 Par Value	$425,750,503	35,317,190	$12.06
I Class, $0.01 Par Value	$381,081,747	31,618,792	$12.05
A Class, $0.01 Par Value	$154,221,458	12,800,998	$12.05*
C Class, $0.01 Par Value	$4,562,997	377,757	$12.08
R Class, $0.01 Par Value	$137,080,160	11,378,384	$12.05
R6 Class, $0.01 Par Value	$344,296,378	31,565,867	$10.91

*	Maximum offering price $13.73 and $12.79 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio and One Choice 2020 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2020 (UNAUDITED)
	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Assets
Investment securities in affiliates, at value (cost of $2,154,397,202 and $1,853,494,915, respectively)	$2,466,348,989	$2,069,663,117
Receivable for investments sold	6,400,279	5,501,255
Receivable for capital shares sold	2,067,293	3,504,345
Distributions receivable from affiliates	2,019,710	1,635,001
	2,476,836,271	2,080,303,718

Liabilities
Payable for investments purchased	2,152,713	1,742,613
Payable for capital shares redeemed	6,934,618	7,695,567
Accrued management fees	1,363,620	1,149,360
Distribution and service fees payable	151,888	159,458
	10,602,839	10,746,998

Net Assets	$2,466,233,432	$2,069,556,720

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,081,324,744	$1,788,884,634
Distributable earnings	384,908,688	280,672,086
	$2,466,233,432	$2,069,556,720

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$920,390,945	63,934,492	$14.40
I Class, $0.01 Par Value	$538,342,653	37,399,128	$14.39
A Class, $0.01 Par Value	$260,003,158	18,060,069	$14.40*
C Class, $0.01 Par Value	$4,601,779	319,223	$14.42
R Class, $0.01 Par Value	$212,559,212	14,770,436	$14.39
R6 Class, $0.01 Par Value	$530,335,685	48,426,848	$10.95
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$531,563,818	42,200,902	$12.60
I Class, $0.01 Par Value	$541,904,626	43,048,799	$12.59
A Class, $0.01 Par Value	$242,458,412	19,277,817	$12.58*
C Class, $0.01 Par Value	$4,357,160	345,701	$12.60
R Class, $0.01 Par Value	$242,624,460	19,282,965	$12.58
R6 Class, $0.01 Par Value	$506,648,244	44,177,063	$11.47

*	Maximum offering price $15.28 and $13.35 (net asset value divided by 0.9425) for One Choice 2025 Portfolio and One Choice 2030 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2020 (UNAUDITED)
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,962,001,151 and $1,414,130,118, respectively)	$2,248,735,767	$1,584,727,577
Receivable for investments sold	6,921,324	7,285,238
Receivable for capital shares sold	2,636,638	1,808,919
Distributions receivable from affiliates	1,666,749	1,060,753
	2,259,960,478	1,594,882,487

Liabilities
Disbursements in excess of demand deposit cash	3,116	—
Payable for investments purchased	1,776,160	1,130,098
Payable for capital shares redeemed	8,044,138	8,005,433
Accrued management fees	1,348,685	960,328
Distribution and service fees payable	160,862	127,100
	11,332,961	10,222,959

Net Assets	$2,248,627,517	$1,584,659,528

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,883,885,430	$1,351,995,919
Distributable earnings	364,742,087	232,663,609
	$2,248,627,517	$1,584,659,528

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$761,657,355	48,504,658	$15.70
I Class, $0.01 Par Value	$533,457,363	33,943,217	$15.72
A Class, $0.01 Par Value	$257,917,905	16,424,279	$15.70*
C Class, $0.01 Par Value	$3,654,216	232,803	$15.70
R Class, $0.01 Par Value	$235,443,916	14,991,072	$15.71
R6 Class, $0.01 Par Value	$456,496,762	40,935,333	$11.15
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$415,505,999	31,633,897	$13.13
I Class, $0.01 Par Value	$389,206,258	29,637,242	$13.13
A Class, $0.01 Par Value	$181,190,094	13,799,281	$13.13*
C Class, $0.01 Par Value	$2,056,572	156,774	$13.12
R Class, $0.01 Par Value	$199,545,149	15,202,718	$13.13
R6 Class, $0.01 Par Value	$397,155,456	33,922,112	$11.71
* Maximum offering price $16.66 and $13.93 (net asset value divided by 0.9425) for One Choice 2035 Portfolio and One Choice 2040 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2020 (UNAUDITED)
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,384,416,511 and $966,626,964, respectively)	$1,593,547,758	$1,072,770,940
Receivable for investments sold	5,574,133	4,235,597
Receivable for capital shares sold	2,340,097	2,021,611
Distributions receivable from affiliates	879,901	468,103
	1,602,341,889	1,079,496,251

Liabilities
Payable for investments purchased	937,653	498,810
Payable for capital shares redeemed	6,767,584	5,481,431
Accrued management fees	1,024,170	689,233
Distribution and service fees payable	121,229	84,790
	8,850,636	6,754,264

Net Assets	$1,593,491,253	$1,072,741,987

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,319,592,566	$922,536,195
Distributable earnings	273,898,687	150,205,792
	$1,593,491,253	$1,072,741,987

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$520,964,056	31,716,394	$16.43
I Class, $0.01 Par Value	$345,820,361	21,036,295	$16.44
A Class, $0.01 Par Value	$177,339,113	10,801,999	$16.42*
C Class, $0.01 Par Value	$2,621,602	159,774	$16.41
R Class, $0.01 Par Value	$185,361,195	11,283,141	$16.43
R6 Class, $0.01 Par Value	$361,384,926	32,321,984	$11.18
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$265,888,155	19,643,560	$13.54
I Class, $0.01 Par Value	$254,180,146	18,759,176	$13.55
A Class, $0.01 Par Value	$116,429,605	8,603,381	$13.53*
C Class, $0.01 Par Value	$1,522,696	112,517	$13.53
R Class, $0.01 Par Value	$133,807,111	9,882,491	$13.54
R6 Class, $0.01 Par Value	$300,914,274	24,902,804	$12.08

*	Maximum offering price $17.42 and $14.36 (net asset value divided by 0.9425) for One Choice 2045 Portfolio and One Choice 2050 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2020 (UNAUDITED)
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Assets
Investment securities in affiliates, at value (cost of $626,421,991 and $158,381,763, respectively)	$670,177,868	$164,232,785
Receivable for investments sold	1,234,296	—
Receivable for capital shares sold	2,124,305	772,629
Distributions receivable from affiliates	255,274	52,723
	673,791,743	165,058,137

Liabilities
Payable for investments purchased	272,022	143,391
Payable for capital shares redeemed	2,879,374	569,823
Accrued management fees	425,679	101,322
Distribution and service fees payable	52,517	13,694
	3,629,592	828,230

Net Assets	$670,162,151	$164,229,907

Net Assets Consist of:
Capital (par value and paid-in surplus)	$605,321,967	$155,247,281
Distributable earnings	64,840,184	8,982,626
	$670,162,151	$164,229,907

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$143,961,055	9,721,968	$14.81
I Class, $0.01 Par Value	$187,729,370	12,681,220	$14.80
A Class, $0.01 Par Value	$73,185,151	4,946,889	$14.79*
C Class, $0.01 Par Value	$950,543	64,520	$14.73
R Class, $0.01 Par Value	$82,618,355	5,578,944	$14.81
R6 Class, $0.01 Par Value	$181,717,677	14,499,051	$12.53
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$33,411,255	2,545,669	$13.12
I Class, $0.01 Par Value	$44,206,943	3,367,091	$13.13
A Class, $0.01 Par Value	$9,673,302	737,337	$13.12*
C Class, $0.01 Par Value	$201,293	15,432	$13.04
R Class, $0.01 Par Value	$27,478,655	2,095,753	$13.11
R6 Class, $0.01 Par Value	$49,258,459	3,742,765	$13.16

*	Maximum offering price $15.69 and $13.92 (net asset value divided by 0.9425) for One Choice 2055 Portfolio and One Choice 2060 Portfolio, respectively.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$24,977,697	$27,190,060

Expenses:
Management fees	5,208,693	5,382,907
Distribution and service fees:
A Class	178,570	215,239
C Class	17,903	24,577
R Class	343,613	345,157
Directors' fees and expenses	26,261	28,669
	5,775,040	5,996,549
Fees waived	(365,507)	(456,025)
	5,409,533	5,540,524

Net investment income (loss)	19,568,164	21,649,536

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	57,695,421	52,057,788
Capital gain distributions received from underlying funds	31,950,489	34,651,939
	89,645,910	86,709,727

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(44,376,305)	(37,506,502)

Net realized and unrealized gain (loss) on affiliates	45,269,605	49,203,225

Net Increase (Decrease) in Net Assets Resulting from Operations	$64,837,769	$70,852,761

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED)
	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$44,992,549	$39,816,507

Expenses:
Management fees	9,164,536	8,035,705
Distribution and service fees:
A Class	349,098	324,134
C Class	23,172	20,863
R Class	535,255	599,362
Directors' fees and expenses	45,684	39,619
	10,117,745	9,019,683
Fees waived	(799,165)	(775,225)
	9,318,580	8,244,458

Net investment income (loss)	35,673,969	31,572,049

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	85,571,211	58,268,816
Capital gain distributions received from underlying funds	61,574,404	57,377,515
	147,145,615	115,646,331

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(62,257,140)	(36,317,791)

Net realized and unrealized gain (loss) on affiliates	84,888,475	79,328,540

Net Increase (Decrease) in Net Assets Resulting from Operations	$120,562,444	$110,900,589

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED)
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$42,489,286	$31,445,341

Expenses:
Management fees	8,912,526	6,663,085
Distribution and service fees:
A Class	345,445	245,001
C Class	18,312	10,335
R Class	587,322	488,238
Directors' fees and expenses	41,345	30,485
	9,904,950	7,437,144
Fees waived	(741,737)	(647,319)
	9,163,213	6,789,825

Net investment income (loss)	33,326,073	24,655,516

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	70,840,630	49,248,191
Capital gain distributions received from underlying funds	65,377,877	51,670,431
	136,218,507	100,918,622

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(47,879,095)	(32,047,074)

Net realized and unrealized gain (loss) on affiliates	88,339,412	68,871,548

Net Increase (Decrease) in Net Assets Resulting from Operations	$121,665,485	$93,527,064

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED)
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$30,645,988	$21,197,996

Expenses:
Management fees	6,746,997	4,606,464
Distribution and service fees:
A Class	238,429	155,298
C Class	13,042	7,464
R Class	459,612	325,999
Directors' fees and expenses	29,284	20,021
	7,487,364	5,115,246
Fees waived	(569,029)	(392,805)
	6,918,335	4,722,441

Net investment income (loss)	23,727,653	16,475,555

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	59,118,015	32,584,479
Capital gain distributions received from underlying funds	54,030,269	39,729,689
	113,148,284	72,314,168

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(42,598,190)	(20,384,524)

Net realized and unrealized gain (loss) on affiliates	70,550,094	51,929,644

Net Increase (Decrease) in Net Assets Resulting from Operations	$94,277,747	$68,405,199

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED)
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$13,003,329	$3,028,368

Expenses:
Management fees	2,830,634	644,746
Distribution and service fees:
A Class	95,391	11,195
C Class	4,695	967
R Class	204,581	59,605
Directors' fees and expenses	12,183	2,736
	3,147,484	719,249
Fees waived	(274,449)	(68,216)
	2,873,035	651,033

Net investment income (loss)	10,130,294	2,377,335

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	12,955,116	(133,601)
Capital gain distributions received from underlying funds	25,174,362	6,139,870
	38,129,478	6,006,269

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(5,835,405)	1,598,142

Net realized and unrealized gain (loss) on affiliates	32,294,073	7,604,411

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,424,367	$9,981,746

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED) AND YEAR ENDED JULY 31, 2019
	One Choice In Retirement Portfolio		One Choice 2020 Portfolio
Increase (Decrease) in Net Assets	January 31, 2020	July 31, 2019	January 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$19,568,164	$41,365,876	$21,649,536	$47,462,545
Net realized gain (loss)	89,645,910	78,236,384	86,709,727	88,036,550
Change in net unrealized appreciation (depreciation)	(44,376,305)	(52,173,285)	(37,506,502)	(63,322,684)
Net increase (decrease) in net assets resulting from operations	64,837,769	67,428,975	70,852,761	72,176,411

Distributions to Shareholders
From earnings:
Investor Class	(47,500,678)	(41,571,849)	(36,839,617)	(36,773,806)
I Class	(15,439,731)	(17,445,070)	(31,689,498)	(35,462,812)
A Class	(8,368,831)	(10,281,256)	(10,800,846)	(14,811,253)
C Class	(206,375)	(252,614)	(282,499)	(326,912)
R Class	(8,508,678)	(7,582,665)	(9,149,149)	(8,359,891)
R6 Class	(19,622,142)	(17,837,908)	(27,983,570)	(24,043,134)
Decrease in net assets from distributions	(99,646,435)	(94,971,362)	(116,745,179)	(119,777,808)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(103,089,198)	(224,641,773)	(174,170,610)	(316,741,573)

Net increase (decrease) in net assets	(137,897,864)	(252,184,160)	(220,063,028)	(364,342,970)

Net Assets
Beginning of period	1,511,370,962	1,763,555,122	1,667,056,271	2,031,399,241
End of period	$1,373,473,098	$1,511,370,962	$1,446,993,243	$1,667,056,271

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED) AND YEAR ENDED JULY 31, 2019
	One Choice 2025 Portfolio		One Choice 2030 Portfolio
Increase (Decrease) in Net Assets	January 31, 2020	July 31, 2019	January 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$35,673,969	$73,310,129	$31,572,049	$60,395,612
Net realized gain (loss)	147,145,615	146,868,738	115,646,331	121,474,601
Change in net unrealized appreciation (depreciation)	(62,257,140)	(115,179,955)	(36,317,791)	(89,522,137)
Net increase (decrease) in net assets resulting from operations	120,562,444	104,998,912	110,900,589	92,348,076

Distributions to Shareholders
From earnings:
Investor Class	(69,899,548)	(66,731,826)	(45,411,601)	(41,449,972)
I Class	(43,723,205)	(45,934,887)	(45,147,720)	(46,802,658)
A Class	(18,272,251)	(21,416,791)	(16,590,910)	(19,892,140)
C Class	(279,146)	(260,525)	(264,391)	(243,458)
R Class	(14,207,963)	(11,575,361)	(16,029,167)	(13,088,132)
R6 Class	(49,126,369)	(36,694,709)	(40,445,578)	(31,513,856)
Decrease in net assets from distributions	(195,508,482)	(182,614,099)	(163,889,367)	(152,990,216)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(88,724,311)	(372,472,960)	(143,883,284)	(229,569,753)

Net increase (decrease) in net assets	(163,670,349)	(450,088,147)	(196,872,062)	(290,211,893)

Net Assets
Beginning of period	2,629,903,781	3,079,991,928	2,266,428,782	2,556,640,675
End of period	$2,466,233,432	$2,629,903,781	$2,069,556,720	$2,266,428,782

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED) AND YEAR ENDED JULY 31, 2019
	One Choice 2035 Portfolio		One Choice 2040 Portfolio
Increase (Decrease) in Net Assets	January 31, 2020	July 31, 2019	January 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$33,326,073	$62,136,123	$24,655,516	$43,239,081
Net realized gain (loss)	136,218,507	155,069,815	100,918,622	116,834,136
Change in net unrealized appreciation (depreciation)	(47,879,095)	(131,377,381)	(32,047,074)	(96,326,330)
Net increase (decrease) in net assets resulting from operations	121,665,485	85,828,557	93,527,064	63,746,887

Distributions to Shareholders
From earnings:
Investor Class	(61,492,551)	(56,406,683)	(39,317,738)	(35,644,230)
I Class	(46,073,414)	(42,685,552)	(36,701,261)	(36,873,208)
A Class	(19,385,867)	(21,318,263)	(14,073,593)	(16,843,127)
C Class	(241,161)	(202,695)	(143,210)	(127,845)
R Class	(16,904,703)	(12,578,350)	(14,740,096)	(11,627,110)
R6 Class	(48,665,172)	(33,823,523)	(35,749,277)	(29,410,728)
Decrease in net assets from distributions	(192,762,868)	(167,015,066)	(140,725,175)	(130,526,248)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(40,978,352)	(255,750,022)	(108,519,896)	(116,468,421)

Net increase (decrease) in net assets	(112,075,735)	(336,936,531)	(155,718,007)	(183,247,782)

Net Assets
Beginning of period	2,360,703,252	2,697,639,783	1,740,377,535	1,923,625,317
End of period	$2,248,627,517	$2,360,703,252	$1,584,659,528	$1,740,377,535

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED) AND YEAR ENDED JULY 31, 2019
	One Choice 2045 Portfolio		One Choice 2050 Portfolio
Increase (Decrease) in Net Assets	January 31, 2020	July 31, 2019	January 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$23,727,653	$41,155,069	$16,475,555	$25,920,004
Net realized gain (loss)	113,148,284	134,426,136	72,314,168	83,758,041
Change in net unrealized appreciation (depreciation)	(42,598,190)	(120,838,976)	(20,384,524)	(72,909,755)
Net increase (decrease) in net assets resulting from operations	94,277,747	54,742,229	68,405,199	36,768,290

Distributions to Shareholders
From earnings:
Investor Class	(47,327,103)	(45,193,140)	(25,450,737)	(21,781,694)
I Class	(33,019,671)	(33,043,975)	(24,602,081)	(22,111,673)
A Class	(14,950,228)	(17,179,516)	(9,337,198)	(10,198,710)
C Class	(192,244)	(173,875)	(106,447)	(92,745)
R Class	(14,926,624)	(11,102,898)	(10,305,273)	(7,077,358)
R6 Class	(43,451,208)	(30,397,224)	(27,479,167)	(19,935,607)
Decrease in net assets from distributions	(153,867,078)	(137,090,628)	(97,280,903)	(81,197,787)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(19,681,000)	(144,976,267)	(24,692,676)	(54,154,960)

Net increase (decrease) in net assets	(79,270,331)	(227,324,666)	(53,568,380)	(98,584,457)

Net Assets
Beginning of period	1,672,761,584	1,900,086,250	1,126,310,367	1,224,894,824
End of period	$1,593,491,253	$1,672,761,584	$1,072,741,987	$1,126,310,367

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2020 (UNAUDITED) AND YEAR ENDED JULY 31, 2019
	One Choice 2055 Portfolio		One Choice 2060 Portfolio
Increase (Decrease) in Net Assets	January 31, 2020	July 31, 2019	January 31, 2020	July 31, 2019
Operations
Net investment income (loss)	$10,130,294	$14,955,266	$2,377,335	$2,476,659
Net realized gain (loss)	38,129,478	41,642,178	6,006,269	5,519,987
Change in net unrealized appreciation (depreciation)	(5,835,405)	(34,961,624)	1,598,142	(1,599,416)
Net increase (decrease) in net assets resulting from operations	42,424,367	21,635,820	9,981,746	6,397,230

Distributions to Shareholders
From earnings:
Investor Class	(12,378,633)	(9,549,779)	(2,273,127)	(1,087,425)
I Class	(15,317,144)	(13,024,424)	(2,694,183)	(1,498,925)
A Class	(5,182,602)	(4,721,569)	(487,345)	(296,907)
C Class	(62,252)	(42,941)	(8,997)	(6,518)
R Class	(5,674,217)	(3,684,438)	(1,286,076)	(520,188)
R6 Class	(15,687,827)	(10,140,640)	(2,736,068)	(1,331,454)
Decrease in net assets from distributions	(54,302,675)	(41,163,791)	(9,485,796)	(4,741,417)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,948,825	13,814,613	19,737,203	50,846,142

Net increase (decrease) in net assets	(9,929,483)	(5,713,358)	20,233,153	52,501,955

Net Assets
Beginning of period	680,091,634	685,804,992	143,996,754	91,494,799
End of period	$670,162,151	$680,091,634	$164,229,907	$143,996,754

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2020 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio and One Choice 2060 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the funds, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the management fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class. Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended January 31, 2020, the investment advisor agreed to waive a portion of each class of each fund’s management fee. The investment advisor expects these waivers to continue until November 30, 2020 and cannot terminate them prior to such date without the approval of the Board of Directors.

From August 1, 2019 until November 30, 2019, the annual management fee and the fee waiver for each class of each fund was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.59%	0.52%	0.03%	0.05%	0.13%
One Choice 2020 Portfolio	0.77%	0.59%	0.52%	0.03%	0.05%	0.13%
One Choice 2025 Portfolio	0.80%	0.62%	0.54%	0.04%	0.06%	0.13%
One Choice 2030 Portfolio	0.83%	0.64%	0.56%	0.05%	0.06%	0.13%
One Choice 2035 Portfolio	0.86%	0.67%	0.58%	0.05%	0.06%	0.12%
One Choice 2040 Portfolio	0.89%	0.70%	0.61%	0.06%	0.07%	0.13%
One Choice 2045 Portfolio	0.92%	0.72%	0.63%	0.06%	0.06%	0.12%
One Choice 2050 Portfolio	0.94%	0.74%	0.64%	0.06%	0.06%	0.11%
One Choice 2055 Portfolio	0.95%	0.75%	0.65%	0.07%	0.07%	0.12%
One Choice 2060 Portfolio	0.96%	0.76%	0.65%	0.08%	0.08%	0.12%

Effective December 1, 2019, the annual management fee and the fee waiver for each class of each fund are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.60%	0.51%	0.03%	0.06%	0.12%
One Choice 2020 Portfolio	0.77%	0.60%	0.51%	0.03%	0.06%	0.12%
One Choice 2025 Portfolio	0.80%	0.62%	0.53%	0.04%	0.06%	0.12%
One Choice 2030 Portfolio	0.83%	0.64%	0.55%	0.05%	0.06%	0.12%
One Choice 2035 Portfolio	0.85%	0.67%	0.57%	0.04%	0.06%	0.11%
One Choice 2040 Portfolio	0.88%	0.70%	0.59%	0.05%	0.07%	0.11%
One Choice 2045 Portfolio	0.91%	0.72%	0.60%	0.05%	0.06%	0.09%
One Choice 2050 Portfolio	0.93%	0.74%	0.62%	0.05%	0.06%	0.09%
One Choice 2055 Portfolio	0.94%	0.75%	0.63%	0.06%	0.07%	0.10%
One Choice 2060 Portfolio	0.95%	0.75%	0.63%	0.07%	0.07%	0.10%

For the period ended January 31, 2020, the effective annual management fee, the fee waiver and the effective annual management fee after waiver for each class of each fund are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.77%	0.59%	0.52%	0.03%	0.05%	0.13%
One Choice 2020 Portfolio	0.77%	0.59%	0.52%	0.03%	0.05%	0.13%
One Choice 2025 Portfolio	0.80%	0.62%	0.54%	0.04%	0.06%	0.13%
One Choice 2030 Portfolio	0.83%	0.64%	0.56%	0.05%	0.06%	0.13%
One Choice 2035 Portfolio	0.86%	0.67%	0.58%	0.05%	0.06%	0.12%
One Choice 2040 Portfolio	0.89%	0.70%	0.60%	0.06%	0.07%	0.12%
One Choice 2045 Portfolio	0.92%	0.72%	0.62%	0.06%	0.06%	0.11%
One Choice 2050 Portfolio	0.94%	0.74%	0.63%	0.06%	0.06%	0.10%
One Choice 2055 Portfolio	0.95%	0.75%	0.64%	0.07%	0.07%	0.11%
One Choice 2060 Portfolio	0.96%	0.76%	0.64%	0.08%	0.08%	0.11%

	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2020 Portfolio	0.74%	0.54%	0.39%
One Choice 2025 Portfolio	0.76%	0.56%	0.41%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%

The total amount of the waiver for each class of each fund for the period ended January 31, 2020 is as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$108,700	$63,847	$21,428	$537	$20,617	$150,378
One Choice 2020 Portfolio	$77,916	$115,964	$25,829	$737	$20,709	$214,870
One Choice 2025 Portfolio	$197,782	$178,736	$55,856	$927	$42,820	$323,044
One Choice 2030 Portfolio	$159,431	$182,695	$64,827	$1,043	$59,936	$307,293
One Choice 2035 Portfolio	$189,530	$175,182	$64,569	$853	$54,673	$256,930
One Choice 2040 Portfolio	$139,925	$155,542	$55,617	$584	$55,184	$240,467
One Choice 2045 Portfolio	$159,180	$114,655	$54,072	$738	$51,953	$188,431
One Choice 2050 Portfolio	$87,499	$85,751	$35,224	$422	$36,818	$147,091
One Choice 2055 Portfolio	$54,581	$70,099	$25,428	$312	$27,210	$96,819
One Choice 2060 Portfolio	$14,701	$16,657	$3,421	$74	$9,093	$24,270

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2020 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

4. Investment Transactions

Investment transactions for the period ended January 31, 2020 were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Purchases	$224,113,999	$245,564,575	$425,772,748	$399,664,539	$431,353,748
Sales	$375,256,590	$480,069,413	$612,640,127	$618,379,938	$566,302,513

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Purchases	$341,087,223	$372,228,845	$295,415,150	$201,937,493	$66,757,608
Sales	$513,937,092	$467,960,447	$361,153,449	$218,969,915	$47,986,209

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	3,162,132	$42,070,917	12,317,769	$155,684,182
Issued in reinvestment of distributions	3,649,196	47,078,906	3,418,850	41,130,511
Redeemed	(11,451,814)	(150,260,946)	(18,606,443)	(240,819,109)
	(4,640,486)	(61,111,123)	(2,869,824)	(44,004,416)
I Class
Sold	1,400,429	18,527,733	3,974,848	51,220,216
Issued in reinvestment of distributions	1,139,949	14,710,639	1,397,593	16,839,177
Redeemed	(5,387,980)	(71,052,527)	(12,189,208)	(157,350,115)
	(2,847,602)	(37,814,155)	(6,816,767)	(89,290,722)
A Class
Sold	654,512	8,688,179	2,182,562	28,218,859
Issued in reinvestment of distributions	595,759	7,690,185	779,852	9,358,829
Redeemed	(3,008,811)	(40,168,580)	(8,302,088)	(107,616,469)
	(1,758,540)	(23,790,216)	(5,339,674)	(70,038,781)
C Class
Sold	5,481	73,316	25,314	329,407
Issued in reinvestment of distributions	16,073	206,375	21,295	252,614
Redeemed	(69,972)	(921,509)	(167,019)	(2,146,872)
	(48,418)	(641,818)	(120,410)	(1,564,851)
R Class
Sold	756,704	10,076,411	1,587,077	20,518,114
Issued in reinvestment of distributions	654,455	8,431,909	617,044	7,378,623
Redeemed	(1,504,954)	(19,952,101)	(3,246,137)	(42,210,473)
	(93,795)	(1,443,781)	(1,042,016)	(14,313,736)
R6 Class
Sold	5,353,998	58,573,027	9,668,966	103,403,980
Issued in reinvestment of distributions	1,845,613	19,338,959	1,785,674	17,788,279
Redeemed	(5,163,987)	(56,200,091)	(11,834,255)	(126,621,526)
	2,035,624	21,711,895	(379,615)	(5,429,267)
Net increase (decrease)	(7,353,217)	$(103,089,198)	(16,568,306)	$(224,641,773)

	Six months ended January 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2020 Portfolio
Investor Class
Sold	2,018,509	$25,156,171	10,343,787	$122,159,216
Issued in reinvestment of distributions	3,048,845	36,647,115	3,306,794	36,672,350
Redeemed	(13,770,881)	(168,926,108)	(20,094,080)	(244,649,128)
	(8,703,527)	(107,122,822)	(6,443,499)	(85,817,562)
I Class
Sold	2,137,197	26,666,575	7,297,197	88,634,071
Issued in reinvestment of distributions	2,635,756	31,655,428	3,196,148	35,445,277
Redeemed	(9,852,329)	(121,202,663)	(24,278,828)	(294,741,372)
	(5,079,376)	(62,880,660)	(13,785,483)	(170,662,024)
A Class
Sold	939,831	11,665,589	2,623,221	31,755,088
Issued in reinvestment of distributions	858,235	10,307,406	1,247,078	13,830,089
Redeemed	(4,062,347)	(50,806,190)	(10,711,028)	(130,092,822)
	(2,264,281)	(28,833,195)	(6,840,729)	(84,507,645)
C Class
Sold	9,674	120,183	33,078	399,759
Issued in reinvestment of distributions	23,444	282,499	29,217	324,888
Redeemed	(92,433)	(1,146,903)	(158,093)	(1,923,765)
	(59,315)	(744,221)	(95,798)	(1,199,118)
R Class
Sold	1,206,641	14,941,175	2,435,331	29,567,980
Issued in reinvestment of distributions	755,016	9,075,292	733,126	8,130,365
Redeemed	(1,711,285)	(21,191,652)	(3,670,133)	(44,708,584)
	250,372	2,824,815	(501,676)	(7,010,239)
R6 Class
Sold	5,442,637	61,490,503	13,039,605	144,474,426
Issued in reinvestment of distributions	2,552,393	27,744,515	2,369,001	23,950,596
Redeemed	(5,908,050)	(66,649,545)	(12,321,942)	(135,970,007)
	2,086,980	22,585,473	3,086,664	32,455,015
Net increase (decrease)	(13,769,147)	$(174,170,610)	(24,580,521)	$(316,741,573)

	Six months ended January 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	3,932,661	$58,484,334	10,407,754	$150,880,335
Issued in reinvestment of distributions	4,856,340	69,737,042	5,086,034	66,627,052
Redeemed	(12,711,190)	(186,933,202)	(25,616,238)	(368,698,222)
	(3,922,189)	(58,711,826)	(10,122,450)	(151,190,835)
I Class
Sold	2,820,412	41,878,912	9,648,817	138,440,650
Issued in reinvestment of distributions	2,971,750	42,674,323	3,442,380	45,095,173
Redeemed	(10,606,300)	(155,337,664)	(25,459,877)	(363,652,131)
	(4,814,138)	(70,784,429)	(12,368,680)	(180,116,308)
A Class
Sold	1,522,300	22,533,312	4,031,682	58,229,131
Issued in reinvestment of distributions	1,189,314	17,090,436	1,526,871	20,002,016
Redeemed	(4,807,922)	(71,310,026)	(13,614,754)	(196,643,728)
	(2,096,308)	(31,686,278)	(8,056,201)	(118,412,581)
C Class
Sold	25,050	368,903	35,985	518,145
Issued in reinvestment of distributions	19,370	278,926	19,828	260,338
Redeemed	(35,002)	(520,141)	(111,460)	(1,614,976)
	9,418	127,688	(55,647)	(836,493)
R Class
Sold	1,698,057	25,134,683	3,453,571	49,689,694
Issued in reinvestment of distributions	972,572	13,975,856	857,520	11,233,516
Redeemed	(2,213,787)	(32,710,495)	(4,011,642)	(58,100,351)
	456,842	6,400,044	299,449	2,822,859
R6 Class
Sold	8,934,933	102,395,676	19,677,835	221,417,643
Issued in reinvestment of distributions	4,453,419	48,631,336	3,579,869	36,478,860
Redeemed	(7,401,073)	(85,096,522)	(16,246,680)	(182,636,105)
	5,987,279	65,930,490	7,011,024	75,260,398
Net increase (decrease)	(4,379,096)	$(88,724,311)	(23,292,505)	$(372,472,960)

	Six months ended January 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	3,640,357	$47,250,879	13,650,132	$166,664,496
Issued in reinvestment of distributions	3,602,535	45,319,894	3,650,962	41,401,910
Redeemed	(16,600,955)	(212,536,272)	(19,725,164)	(248,576,989)
	(9,358,063)	(119,965,499)	(2,424,070)	(40,510,583)
I Class
Sold	3,479,918	45,116,475	10,482,457	131,279,820
Issued in reinvestment of distributions	3,590,476	45,132,279	4,128,820	46,779,529
Redeemed	(12,526,239)	(159,885,030)	(28,803,144)	(360,055,153)
	(5,455,845)	(69,636,276)	(14,191,867)	(181,995,804)
A Class
Sold	1,571,070	20,297,221	4,354,595	54,550,248
Issued in reinvestment of distributions	1,209,535	15,191,762	1,603,654	18,169,405
Redeemed	(4,623,098)	(60,315,787)	(13,184,142)	(165,346,090)
	(1,842,493)	(24,826,804)	(7,225,893)	(92,626,437)
C Class
Sold	27,706	365,706	41,406	519,772
Issued in reinvestment of distributions	20,983	264,391	21,431	243,458
Redeemed	(44,647)	(569,255)	(49,517)	(618,393)
	4,042	60,842	13,320	144,837
R Class
Sold	2,251,927	29,122,862	4,783,628	60,019,515
Issued in reinvestment of distributions	1,259,919	15,837,180	1,123,397	12,728,079
Redeemed	(2,427,689)	(31,296,924)	(4,223,976)	(53,138,085)
	1,084,157	13,663,118	1,683,049	19,609,509
R6 Class
Sold	7,143,557	84,938,841	18,112,731	207,870,738
Issued in reinvestment of distributions	3,476,741	39,808,690	3,009,011	31,293,719
Redeemed	(5,743,985)	(67,926,196)	(15,110,408)	(173,355,732)
	4,876,313	56,821,335	6,011,334	65,808,725
Net increase (decrease)	(10,691,889)	$(143,883,284)	(16,134,127)	$(229,569,753)

	Six months ended January 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	2,999,008	$48,655,625	7,214,413	$113,778,395
Issued in reinvestment of distributions	3,903,265	61,320,294	4,002,512	56,315,344
Redeemed	(9,206,080)	(148,140,423)	(19,253,179)	(302,598,112)
	(2,303,807)	(38,164,504)	(8,036,254)	(132,504,373)
I Class
Sold	2,700,737	43,779,393	8,435,406	131,016,643
Issued in reinvestment of distributions	2,794,124	43,923,632	2,918,263	41,089,146
Redeemed	(8,610,381)	(137,727,678)	(18,778,908)	(291,697,866)
	(3,115,520)	(50,024,653)	(7,425,239)	(119,592,077)
A Class
Sold	1,254,480	20,257,866	4,376,460	68,815,527
Issued in reinvestment of distributions	1,160,518	18,231,732	1,424,314	20,054,335
Redeemed	(4,045,758)	(65,613,367)	(11,352,853)	(178,121,434)
	(1,630,760)	(27,123,769)	(5,552,079)	(89,251,572)
C Class
Sold	6,323	102,248	17,217	268,998
Issued in reinvestment of distributions	15,346	241,089	14,396	202,695
Redeemed	(18,075)	(290,579)	(31,367)	(491,651)
	3,594	52,758	246	(19,958)
R Class
Sold	1,936,708	31,349,452	3,736,172	58,568,310
Issued in reinvestment of distributions	1,059,721	16,658,817	864,660	12,174,392
Redeemed	(2,175,974)	(35,101,775)	(3,792,954)	(59,784,920)
	820,455	12,906,494	807,878	10,957,782
R6 Class
Sold	7,485,385	88,384,273	16,442,533	190,278,574
Issued in reinvestment of distributions	4,321,771	48,187,746	3,267,527	33,688,207
Redeemed	(6,381,534)	(75,196,697)	(12,888,407)	(149,306,605)
	5,425,622	61,375,322	6,821,653	74,660,176
Net increase (decrease)	(800,416)	$(40,978,352)	(13,383,795)	$(255,750,022)

	Six months ended January 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	2,554,442	$34,711,598	9,461,201	$121,437,831
Issued in reinvestment of distributions	2,985,848	39,293,757	3,047,936	35,630,379
Redeemed	(11,338,467)	(151,911,726)	(14,459,873)	(191,681,179)
	(5,798,177)	(77,906,371)	(1,950,736)	(34,612,969)
I Class
Sold	2,678,988	36,529,288	7,857,823	103,136,624
Issued in reinvestment of distributions	2,789,852	36,686,553	3,153,751	36,867,354
Redeemed	(9,889,019)	(132,272,565)	(18,600,344)	(244,223,397)
	(4,420,179)	(59,056,724)	(7,588,770)	(104,219,419)
A Class
Sold	1,230,106	16,616,002	3,507,017	46,191,468
Issued in reinvestment of distributions	982,910	12,935,100	1,313,405	15,353,700
Redeemed	(3,491,691)	(47,670,597)	(9,389,845)	(123,409,668)
	(1,278,675)	(18,119,495)	(4,569,423)	(61,864,500)
C Class
Sold	7,918	106,485	25,474	336,584
Issued in reinvestment of distributions	10,890	143,210	10,936	127,845
Redeemed	(12,213)	(166,145)	(37,136)	(485,250)
	6,595	83,550	(726)	(20,821)
R Class
Sold	1,982,017	26,808,319	3,806,102	49,970,603
Issued in reinvestment of distributions	1,101,798	14,499,686	966,386	11,297,048
Redeemed	(1,850,481)	(24,976,959)	(3,250,920)	(42,740,181)
	1,233,334	16,331,046	1,521,568	18,527,470
R6 Class
Sold	4,978,697	60,638,022	14,032,452	166,491,910
Issued in reinvestment of distributions	3,005,180	35,250,758	2,778,555	29,230,396
Redeemed	(5,381,455)	(65,740,682)	(11,033,844)	(130,000,488)
	2,602,422	30,148,098	5,777,163	65,721,818
Net increase (decrease)	(7,654,680)	$(108,519,896)	(6,810,924)	$(116,468,421)

	Six months ended January 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	2,120,867	$36,077,272	5,272,784	$87,382,532
Issued in reinvestment of distributions	2,867,633	47,229,916	3,101,580	45,127,990
Redeemed	(6,694,965)	(112,960,258)	(13,354,060)	(221,442,706)
	(1,706,465)	(29,653,070)	(4,979,696)	(88,932,184)
I Class
Sold	2,059,950	35,069,731	6,165,788	101,441,477
Issued in reinvestment of distributions	1,906,803	31,424,115	2,187,387	31,848,359
Redeemed	(6,521,583)	(109,842,468)	(13,162,550)	(215,589,463)
	(2,554,830)	(43,348,622)	(4,809,375)	(82,299,627)
A Class
Sold	992,492	16,823,210	3,219,039	53,288,463
Issued in reinvestment of distributions	839,693	13,829,750	1,085,222	15,789,983
Redeemed	(2,861,690)	(48,691,656)	(8,113,095)	(133,940,413)
	(1,029,505)	(18,038,696)	(3,808,834)	(64,861,967)
C Class
Sold	15,692	265,894	29,283	479,059
Issued in reinvestment of distributions	11,578	190,696	11,859	172,546
Redeemed	(17,858)	(304,949)	(51,454)	(838,387)
	9,412	151,641	(10,312)	(186,782)
R Class
Sold	1,526,364	25,931,788	3,245,405	53,494,936
Issued in reinvestment of distributions	897,798	14,795,723	743,538	10,825,901
Redeemed	(1,581,313)	(26,738,421)	(2,815,058)	(46,646,824)
	842,849	13,989,090	1,173,885	17,674,013
R6 Class
Sold	5,805,351	69,316,437	12,874,955	152,206,949
Issued in reinvestment of distributions	3,842,948	43,079,443	2,941,024	30,292,546
Redeemed	(4,614,242)	(55,177,223)	(9,229,602)	(108,869,215)
	5,034,057	57,218,657	6,586,377	73,630,280
Net increase (decrease)	595,518	$(19,681,000)	(5,847,955)	$(144,976,267)

	Six months ended January 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	2,050,596	$28,658,235	6,231,371	$83,160,808
Issued in reinvestment of distributions	1,872,717	25,450,229	1,839,650	21,781,459
Redeemed	(6,773,573)	(93,754,566)	(9,380,238)	(127,051,239)
	(2,850,260)	(39,646,102)	(1,309,217)	(22,108,972)
I Class
Sold	2,182,934	30,533,708	5,999,441	81,097,192
Issued in reinvestment of distributions	1,807,900	24,587,435	1,865,557	22,106,847
Redeemed	(5,911,202)	(81,555,992)	(13,212,974)	(177,933,170)
	(1,920,368)	(26,434,849)	(5,347,976)	(74,729,131)
A Class
Sold	1,169,874	16,325,214	3,104,457	41,899,244
Issued in reinvestment of distributions	605,148	8,223,956	749,887	8,878,662
Redeemed	(2,533,723)	(35,481,724)	(6,437,256)	(87,173,141)
	(758,701)	(10,932,554)	(2,582,912)	(36,395,235)
C Class
Sold	5,601	77,727	12,891	171,213
Issued in reinvestment of distributions	7,827	106,447	7,826	92,738
Redeemed	(9,855)	(136,676)	(19,610)	(259,343)
	3,573	47,498	1,107	4,608
R Class
Sold	1,667,583	23,258,365	3,239,087	43,662,997
Issued in reinvestment of distributions	745,959	10,145,032	574,453	6,807,248
Redeemed	(1,418,681)	(19,693,794)	(2,222,567)	(30,112,783)
	994,861	13,709,603	1,590,973	20,357,462
R6 Class
Sold	4,176,317	52,518,178	10,743,309	131,170,437
Issued in reinvestment of distributions	2,243,924	27,218,792	1,862,614	19,874,094
Redeemed	(3,278,284)	(41,173,242)	(7,578,519)	(92,328,223)
	3,141,957	38,563,728	5,027,404	58,716,308
Net increase (decrease)	(1,388,938)	$(24,692,676)	(2,620,621)	$(54,154,960)

	Six months ended January 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	1,526,006	$23,099,076	3,474,939	$50,754,507
Issued in reinvestment of distributions	831,269	12,369,276	746,124	9,542,925
Redeemed	(3,378,010)	(50,828,735)	(4,958,892)	(72,766,045)
	(1,020,735)	(15,360,383)	(737,829)	(12,468,613)
I Class
Sold	1,768,602	26,846,150	4,710,508	68,421,932
Issued in reinvestment of distributions	1,016,189	15,110,733	1,009,640	12,903,195
Redeemed	(3,489,768)	(52,554,374)	(6,909,212)	(99,332,629)
	(704,977)	(10,597,491)	(1,189,064)	(18,007,502)
A Class
Sold	747,154	11,286,379	2,068,614	30,076,091
Issued in reinvestment of distributions	331,638	4,931,456	353,028	4,511,694
Redeemed	(1,446,467)	(21,906,296)	(3,110,146)	(45,356,481)
	(367,675)	(5,688,461)	(688,504)	(10,768,696)
C Class
Sold	5,914	89,406	9,625	138,503
Issued in reinvestment of distributions	4,203	62,252	3,371	42,941
Redeemed	(4,811)	(72,630)	(8,628)	(117,433)
	5,306	79,028	4,368	64,011
R Class
Sold	1,199,311	18,138,191	2,118,478	30,798,261
Issued in reinvestment of distributions	376,121	5,596,684	280,345	3,585,617
Redeemed	(1,071,807)	(16,265,005)	(1,557,481)	(22,679,796)
	503,625	7,469,870	841,342	11,704,082
R6 Class
Sold	3,237,983	41,965,948	6,886,852	86,464,787
Issued in reinvestment of distributions	1,237,752	15,583,299	923,717	10,133,180
Redeemed	(2,439,772)	(31,502,985)	(4,282,217)	(53,306,636)
	2,035,963	26,046,262	3,528,352	43,291,331
Net increase (decrease)	451,507	$1,948,825	1,758,665	$13,814,613

	Six months ended January 31, 2020		Year ended July 31, 2019
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	877,013	$11,590,069	1,971,640	$24,343,280
Issued in reinvestment of distributions	172,337	2,273,122	98,055	1,087,425
Redeemed	(1,353,320)	(17,943,130)	(903,178)	(11,237,377)
	(303,970)	(4,079,939)	1,166,517	14,193,328
I Class
Sold	867,235	11,517,625	2,004,673	25,174,873
Issued in reinvestment of distributions	203,732	2,689,262	135,038	1,498,925
Redeemed	(764,169)	(10,131,911)	(1,418,544)	(17,668,226)
	306,798	4,074,976	721,167	9,005,572
A Class
Sold	243,938	3,232,714	426,865	5,364,694
Issued in reinvestment of distributions	34,750	458,347	26,657	295,629
Redeemed	(187,459)	(2,482,557)	(316,351)	(3,936,016)
	91,229	1,208,504	137,171	1,724,307
C Class
Sold	479	6,273	1,419	16,945
Issued in reinvestment of distributions	686	8,997	590	6,518
Redeemed	(46)	(616)	(1,879)	(23,469)
	1,119	14,654	130	(6)
R Class
Sold	646,161	8,545,531	983,904	12,354,354
Issued in reinvestment of distributions	97,291	1,283,263	46,682	517,688
Redeemed	(225,902)	(2,989,912)	(237,345)	(2,982,444)
	517,550	6,838,882	793,241	9,889,598
R6 Class
Sold	1,207,144	16,075,610	2,382,348	29,942,219
Issued in reinvestment of distributions	206,127	2,727,062	119,728	1,331,372
Redeemed	(536,754)	(7,122,546)	(1,203,271)	(15,240,248)
	876,517	11,680,126	1,298,805	16,033,343
Net increase (decrease)	1,489,243	$19,737,203	4,117,031	$50,846,142

6. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Federal tax cost of investments	$1,236,310,513	$1,305,267,056	$2,195,548,979	$1,882,078,714	$1,994,696,105
Gross tax appreciation of investments	$139,084,573	$143,727,888	$276,404,600	$192,520,816	$260,332,260
Gross tax depreciation of investments	(1,843,924)	(1,893,535)	(5,604,590)	(4,936,413)	(6,292,598)
Net tax appreciation (depreciation) of investments	$137,240,649	$141,834,353	$270,800,010	$187,584,403	$254,039,662

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Federal tax cost of investments	$1,435,836,011	$1,411,184,710	$984,475,870	$639,514,406	$161,622,165
Gross tax appreciation of investments	$151,507,674	$185,154,933	$89,961,815	$32,093,071	$3,726,814
Gross tax depreciation of investments	(2,616,108)	(2,791,885)	(1,666,745)	(1,429,609)	(1,116,194)
Net tax appreciation (depreciation) of investments	$148,891,566	$182,363,048	$88,295,070	$30,663,462	$2,610,620

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2019, One Choice 2060 Portfolio had post-October capital loss deferrals of $(80,912), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

8. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

10. Subsequent Event

On March 4, 2020, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice 2020 Portfolio will be transferred to One Choice In Retirement Portfolio in exchange for shares of One Choice In Retirement Portfolio. The financial statements and performance history of One Choice In Retirement Portfolio will survive after the reorganization. The reorganization is expected to be effective at the close of the NYSE on October 2, 2020.

11. Affiliated Fund Transactions
A summary of transactions for each underlying fund for the period ended January 31, 2020 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice In Retirement Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$40,374	$1,525	$28,180	$(13,719)	—	—	$11,909	$1,439
NT Small Company Fund	29,233	1,270	26,852	(3,651)	—	—	4,119	246
NT Disciplined Growth Fund	26,194	15,280	5,180	1,196	$37,490	2,862	(28)	2,339
NT Equity Growth Fund	120,641	14,136	50,740	(33,242)	50,795	4,643	25,929	12,989
NT Growth Fund	77,800	9,065	21,627	(9,034)	56,204	3,270	7,630	8,401
NT Heritage Fund	28,593	3,935	4,099	(2,805)	25,624	2,111	425	3,765
NT Large Company Value Fund	136,859	6,857	19,619	(91)	124,006	10,821	2,922	5,348
NT Mid Cap Value Fund	61,463	1,170	8,452	1,190	55,371	4,391	1,564	817
Small Cap Growth Fund	—	14,512	1,510	217	13,219	685	(19)	688
Small Cap Value Fund	—	14,174	778	(365)	13,031	1,690	(16)	336
Sustainable Equity Fund	—	99,763	9,964	4,212	94,011	2,892	243	1,192
Inflation-Adjusted Bond Fund	46,040	893	5,453	787	42,267	3,564	49	874
NT Diversified Bond Fund	307,562	18,464	52,314	6,721	280,433	25,128	1,140	4,436
NT High Income Fund	51,410	1,755	6,782	321	46,704	4,820	(194)	1,570
Short Duration Inflation Protection Bond Fund	107,144	3,201	11,780	(243)	98,322	9,491	(42)	2,306
Emerging Markets Debt Fund	17,290	417	2,337	295	15,665	1,475	17	412
Global Bond Fund	119,898	5,070	15,679	(17)	109,272	10,467	489	2,895
International Bond Fund(3)	33,656	123	2,962	502	31,319	2,330	187	—
NT Global Real Estate Fund	15,318	942	2,989	583	13,854	1,234	277	766
NT International Growth Fund	62,773	1,427	9,349	1,613	56,464	4,979	2,125	1,268
NT International Small-Mid Cap Fund	7,216	228	1,167	241	6,518	615	43	228
NT International Value Fund	70,087	6,182	12,463	913	64,719	7,354	(1,074)	3,212
U.S. Government Money Market Fund	151,824	3,725	17,286	—	138,263	138,263	—	1,401
	$1,511,375	$224,114	$317,562	$(44,376)	$1,373,551	243,085	$57,695	$56,928

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2020 Portfolio (Amounts in thousands)
Non-U.S. Intrinsic Value Fund(3)	$1,001	$28	$1,032	$3	—	—	$31	$28
NT Core Equity Plus Fund	44,693	1,576	34,253	(12,016)	—	—	10,029	1,576
NT Emerging Markets Fund	1,188	14	540	(662)	—	—	670	14
NT Small Company Fund	32,579	1,067	30,909	(2,737)	—	—	3,188	311
NT Disciplined Growth Fund	29,298	17,291	8,218	1,176	$39,547	3,019	45	2,523
NT Equity Growth Fund	133,383	14,676	67,503	(26,992)	53,564	4,896	19,140	14,017
NT Growth Fund	86,156	9,743	26,688	(9,947)	59,264	3,448	8,230	9,242
NT Heritage Fund	32,371	4,149	6,005	(3,470)	27,045	2,228	861	4,068
NT Large Company Value Fund	151,297	7,271	27,945	47	130,670	11,402	3,226	5,791
NT Mid Cap Value Fund	69,126	1,392	13,165	1,034	58,387	4,630	2,084	892
Small Cap Growth Fund	—	15,910	2,178	243	13,975	724	(33)	734
Small Cap Value Fund	—	15,436	1,342	(377)	13,717	1,779	(17)	362
Sustainable Equity Fund	—	109,887	15,318	4,528	99,097	3,048	303	1,287
Inflation-Adjusted Bond Fund	52,954	986	10,202	842	44,580	3,759	89	944
NT Diversified Bond Fund	337,740	18,079	67,135	6,811	295,495	26,478	1,632	4,799
NT High Income Fund	57,209	1,802	10,198	442	49,255	5,083	(300)	1,702
Short Duration Inflation Protection Bond Fund	113,708	5,501	15,317	(256)	103,636	10,003	(87)	2,487
Emerging Markets Debt Fund	19,750	457	3,962	309	16,554	1,559	22	452
Global Bond Fund	131,412	5,163	21,187	(216)	115,172	11,032	702	3,125
International Bond Fund(4)	37,220	90	4,661	397	33,046	2,459	354	—
NT Global Real Estate Fund	17,062	1,144	4,123	563	14,646	1,304	394	825
NT International Growth Fund	69,442	1,438	13,175	1,791	59,496	5,247	2,275	1,392
NT International Small-Mid Cap Fund	8,649	255	2,311	270	6,863	648	49	255
NT International Value Fund	77,534	5,994	16,861	710	67,377	7,656	(829)	3,516
U.S. Government Money Market Fund	163,283	6,216	23,784	—	145,715	145,715	—	1,500
	$1,667,055	$245,565	$428,012	$(37,507)	$1,447,101	256,117	$52,058	$61,842

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

(4)	Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2025 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$73,401	$2,592	$54,596	$(21,397)	—	—	$18,119	$2,592
NT Small Company Fund	56,107	1,583	51,102	(6,588)	—	—	7,392	527
NT Disciplined Growth Fund	52,481	31,523	9,188	2,203	$77,019	5,879	72	4,677
NT Equity Growth Fund	218,474	23,672	100,670	(46,392)	95,084	8,691	32,907	23,672
NT Growth Fund	154,903	16,994	38,417	(18,195)	115,285	6,707	15,021	16,994
NT Heritage Fund	65,207	8,463	8,088	(6,504)	59,078	4,866	1,105	8,464
NT Large Company Value Fund	243,707	11,735	30,658	1,581	226,365	19,753	3,228	9,566
NT Mid Cap Value Fund	127,637	2,432	17,341	3,283	116,011	9,200	2,352	1,675
Small Cap Growth Fund	—	27,615	1,938	403	26,080	1,351	(37)	1,294
Small Cap Value Fund	—	26,985	1,128	(724)	25,133	3,260	(24)	640
Sustainable Equity Fund	—	182,666	14,722	7,729	175,673	5,404	286	2,177
Inflation-Adjusted Bond Fund	108,517	2,795	11,965	1,966	101,313	8,542	34	2,042
NT Diversified Bond Fund	502,961	35,668	73,649	11,755	476,735	42,718	1,320	7,285
NT High Income Fund	99,446	3,049	10,583	545	92,457	9,541	(307)	3,018
Short Duration Inflation Protection Bond Fund	111,812	7,352	7,314	(293)	111,557	10,768	(80)	2,549
Non-U.S. Intrinsic Value Fund(3)	16,471	894	4,125	(83)	13,157	1,329	164	894
NT Emerging Markets Fund	21,696	589	3,959	(865)	17,461	1,520	1,387	589
NT Global Real Estate Fund	32,109	1,834	4,881	1,375	30,437	2,710	418	1,636
NT International Growth Fund	120,177	2,474	15,537	3,887	111,001	9,788	3,118	2,473
NT International Small-Mid Cap Fund	23,445	743	4,102	777	20,863	1,970	98	743
NT International Value Fund	115,474	9,920	17,141	1,188	109,441	12,436	(1,627)	5,428
Emerging Markets Debt Fund	43,681	1,038	5,504	754	39,969	3,764	22	1,027
Global Bond Fund	195,450	12,240	22,228	342	185,804	17,797	445	4,806
International Bond Fund(4)	55,154	715	3,199	996	53,666	3,993	158	—
U.S. Government Money Market Fund	191,592	10,202	15,034	—	186,760	186,760	—	1,799
	$2,629,902	$425,773	$527,069	$(62,257)	$2,466,349	378,747	$85,571	$106,567

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

(4)	Non-income producing.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2030 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$64,745	$2,306	$52,607	$(14,444)	—	—	$11,547	$2,306
NT Small Company Fund	51,648	1,508	49,609	(3,547)	—	—	4,262	548
Focused Dynamic Growth Fund(3)	—	14,774	1,913	1,347	$14,208	420	64	—
NT Disciplined Growth Fund	50,013	15,896	9,907	1,957	57,959	4,424	68	3,639
NT Equity Growth Fund	193,344	21,826	99,313	(33,920)	81,937	7,490	21,925	21,107
NT Growth Fund	147,870	17,546	43,079	(15,438)	106,899	6,219	12,261	16,391
NT Heritage Fund	72,366	10,274	12,101	(6,780)	63,759	5,252	749	9,450
NT Large Company Value Fund	214,273	12,420	35,282	2,475	193,886	16,919	2,001	8,475
NT Mid Cap Value Fund	123,684	2,123	20,512	4,779	110,074	8,729	780	1,639
Small Cap Growth Fund	—	25,878	2,693	393	23,578	1,222	(55)	1,196
Small Cap Value Fund	—	25,304	1,894	(640)	22,770	2,953	(36)	598
Sustainable Equity Fund	—	163,299	18,839	6,797	151,257	4,653	367	1,948
Inflation-Adjusted Bond Fund	102,472	5,526	14,125	1,950	95,823	8,079	(108)	2,002
NT Diversified Bond Fund	406,487	36,256	75,067	9,349	377,025	33,784	1,136	5,916
NT High Income Fund	90,967	3,790	11,657	567	83,667	8,634	(328)	2,777
Short Duration Inflation Protection Bond Fund	50,918	5,141	4,564	(136)	51,359	4,957	(65)	1,217
Non-U.S. Intrinsic Value Fund(4)	28,465	1,863	6,394	(163)	23,771	2,401	279	1,557
NT Emerging Markets Fund	42,273	1,149	8,325	(386)	34,711	3,021	1,394	1,149
NT Global Real Estate Fund	32,863	2,388	6,410	1,299	30,140	2,684	544	1,654
NT International Growth Fund	111,676	2,304	17,681	4,098	100,397	8,853	2,486	2,304
NT International Small-Mid Cap Fund	29,156	907	5,527	958	25,494	2,407	155	907
NT International Value Fund	92,669	7,226	16,018	1,216	85,093	9,670	(1,497)	4,336
Emerging Markets Debt Fund	46,198	1,193	6,020	793	42,164	3,970	34	1,095
Global Bond Fund	158,586	11,295	23,301	305	146,885	14,069	249	3,932
International Bond Fund(3)	42,142	2,776	3,691	853	42,080	3,131	57	—
U.S. Government Money Market Fund	113,612	4,697	13,582	—	104,727	104,727	—	1,051
	$2,266,427	$399,665	$560,111	$(36,318)	$2,069,663	268,668	$58,269	$97,194

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2035 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$69,784	$2,484	$54,035	$(18,233)	—	—	$15,105	$2,484
NT Small Company Fund	58,490	2,016	54,956	(5,550)	—	—	6,433	583
Focused Dynamic Growth Fund(3)	—	34,043	3,773	3,148	$33,418	987	162	—
NT Disciplined Growth Fund	57,023	3,202	8,280	856	52,801	4,031	1,443	3,202
NT Equity Growth Fund	208,317	23,307	100,971	(38,401)	92,252	8,433	25,312	22,984
NT Growth Fund	169,284	19,488	42,332	(18,330)	128,110	7,453	14,823	18,817
NT Heritage Fund	98,681	13,749	12,379	(9,110)	90,941	7,491	853	13,030
NT Large Company Value Fund	232,176	13,402	28,184	2,961	220,355	19,228	1,633	9,253
NT Mid Cap Value Fund	142,955	2,184	17,223	6,043	133,959	10,623	265	1,917
Small Cap Growth Fund	—	29,584	2,129	431	27,886	1,445	(27)	1,377
Small Cap Value Fund	—	28,915	1,102	(790)	27,023	3,505	(23)	685
Sustainable Equity Fund	—	176,197	13,301	7,454	170,350	5,240	300	2,094
Inflation-Adjusted Bond Fund	88,545	5,162	7,551	1,666	87,822	7,405	(16)	1,770
NT Diversified Bond Fund	376,273	34,466	54,622	9,213	365,330	32,736	734	5,526
NT High Income Fund	89,696	3,532	7,033	410	86,605	8,938	(202)	2,766
Short Duration Inflation Protection Bond Fund	16,259	3,211	722	(68)	18,680	1,803	(13)	424
Non-U.S. Intrinsic Value Fund(4)	46,898	3,029	8,308	(293)	41,326	4,174	299	2,608
NT Emerging Markets Fund	77,034	2,102	12,145	359	67,350	5,862	1,428	2,103
NT Global Real Estate Fund	40,922	2,555	6,174	1,784	39,087	3,481	514	2,098
NT International Growth Fund	125,160	2,625	14,875	4,851	117,761	10,385	2,499	2,624
NT International Small-Mid Cap Fund	40,565	1,291	5,807	1,371	37,420	3,534	140	1,291
NT International Value Fund	87,324	6,269	10,258	599	83,934	9,538	(978)	4,176
Emerging Markets Debt Fund	50,362	1,278	4,177	911	48,374	4,555	22	1,212
Global Bond Fund	148,820	10,775	15,490	443	144,548	13,846	132	3,739
International Bond Fund(3)	17,395	2,427	751	396	19,467	1,448	3	—
U.S. Government Money Market Fund	118,760	4,061	8,884	—	113,937	113,937	—	1,104
	$2,360,723	$431,354	$495,462	$(47,879)	$2,248,736	290,078	$70,841	$107,867

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2040 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$53,350	$1,881	$43,961	$(11,270)	—	—	$8,898	$1,881
NT Small Company Fund	46,721	901	46,073	(1,549)	—	—	2,192	474
Focused Dynamic Growth Fund(3)	—	40,141	6,089	3,585	$37,637	1,112	255	—
NT Disciplined Growth Fund	45,500	1,731	17,026	(2,741)	27,464	2,097	4,425	1,731
NT Equity Growth Fund	158,649	17,281	82,840	(26,609)	66,481	6,077	16,827	17,241
NT Growth Fund	133,992	14,977	38,590	(13,419)	96,960	5,640	10,618	14,840
NT Heritage Fund	92,902	13,882	15,461	(8,363)	82,960	6,834	592	12,292
NT Large Company Value Fund	179,709	9,255	29,707	2,648	161,905	14,128	1,073	7,082
NT Mid Cap Value Fund	113,736	1,724	18,471	4,885	101,874	8,079	222	1,511
Small Cap Growth Fund	—	23,316	2,618	355	21,053	1,091	(43)	1,079
Small Cap Value Fund	—	22,794	1,595	(581)	20,618	2,674	(33)	539
Sustainable Equity Fund	—	133,001	15,419	5,555	123,137	3,788	344	1,580
Non-U.S. Intrinsic Value Fund(4)	43,591	3,270	8,578	(279)	38,004	3,839	349	2,413
NT Emerging Markets Fund	84,939	4,602	15,680	1,137	74,998	6,527	947	2,384
NT Global Real Estate Fund	35,342	2,747	7,037	1,406	32,458	2,890	579	1,790
NT International Growth Fund	97,149	2,029	15,063	3,811	87,926	7,754	1,981	2,027
NT International Small-Mid Cap Fund	36,525	1,169	5,771	1,224	33,147	3,130	195	1,169
NT International Value Fund	59,886	3,666	9,364	677	54,865	6,235	(857)	2,817
Inflation-Adjusted Bond Fund	47,172	2,262	5,723	828	44,539	3,755	21	934
NT Diversified Bond Fund	238,417	23,902	46,692	5,499	221,126	19,814	681	3,473
NT High Income Fund	59,221	2,391	6,637	333	55,308	5,708	(180)	1,826
Emerging Markets Debt Fund	35,516	1,183	4,036	627	33,290	3,135	31	859
Global Bond Fund	95,080	7,208	13,860	194	88,622	8,489	131	2,386
U.S. Government Money Market Fund	82,979	5,774	8,397	—	80,356	80,356	—	788
	$1,740,376	$341,087	$464,688	$(32,047)	$1,584,728	203,152	$49,248	$83,116

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2045 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$56,044	$1,957	$42,586	$(15,415)	—	—	$12,934	$1,957
NT Small Company Fund	49,194	1,227	47,966	(2,455)	—	—	3,156	481
Focused Dynamic Growth Fund(3)	—	56,847	6,654	5,217	$55,410	1,636	292	—
NT Disciplined Growth Fund	47,824	998	26,361	(5,757)	16,704	1,275	7,427	997
NT Equity Growth Fund	166,620	18,330	82,772	(28,936)	73,242	6,695	18,491	18,255
NT Growth Fund	140,768	16,399	35,983	(14,414)	106,770	6,211	11,349	15,829
NT Heritage Fund	97,585	15,204	12,543	(8,851)	91,395	7,528	615	13,033
NT Large Company Value Fund	188,534	8,881	21,772	2,427	178,070	15,538	1,192	7,485
NT Mid Cap Value Fund	119,441	2,318	14,499	4,838	112,098	8,890	386	1,595
Small Cap Growth Fund	—	24,638	1,759	359	23,238	1,204	(25)	1,139
Small Cap Value Fund	—	24,086	914	(663)	22,509	2,920	(20)	571
Sustainable Equity Fund	—	140,467	10,920	5,928	135,475	4,167	236	1,665
Non-U.S. Intrinsic Value Fund(4)	51,001	3,896	8,240	(318)	46,339	4,681	260	2,860
NT Emerging Markets Fund	89,217	5,370	13,872	1,197	81,912	7,129	874	2,520
NT Global Real Estate Fund	36,900	2,959	5,827	1,658	35,690	3,178	431	1,884
NT International Growth Fund	102,258	2,144	12,063	4,331	96,670	8,525	1,615	2,144
NT International Small-Mid Cap Fund	38,359	1,238	4,502	1,319	36,414	3,439	118	1,238
NT International Value Fund	57,343	4,067	6,856	406	54,960	6,245	(663)	2,732
Inflation-Adjusted Bond Fund	39,107	2,378	3,226	723	38,982	3,287	8	783
NT Diversified Bond Fund	197,627	23,160	33,285	4,840	192,342	17,235	433	2,899
NT High Income Fund	49,007	2,526	3,502	217	48,248	4,979	(99)	1,525
Emerging Markets Debt Fund	29,549	1,237	2,200	549	29,135	2,743	8	718
Global Bond Fund	78,887	7,039	8,902	202	77,226	7,397	100	1,996
U.S. Government Money Market Fund	37,495	4,863	1,639	—	40,719	40,719	—	370
	$1,672,760	$372,229	$408,843	$(42,598)	$1,593,548	165,621	$59,118	$84,676

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2050 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$40,732	$1,451	$34,316	$(7,867)	—	—	$6,044	$1,451
NT Small Company Fund	35,677	1,457	37,525	391	—	—	127	394
Focused Dynamic Growth Fund(3)	—	53,336	7,686	4,769	$50,419	1,489	327	—
NT Disciplined Growth Fund	34,616	127	25,764	(6,856)	2,123	162	8,026	127
NT Equity Growth Fund	121,181	13,659	63,703	(17,650)	53,487	4,889	9,847	13,659
NT Growth Fund	102,613	12,801	28,983	(8,427)	78,004	4,538	6,109	11,823
NT Heritage Fund	70,965	12,929	11,078	(6,038)	66,778	5,501	7	9,644
NT Large Company Value Fund	137,045	8,324	17,774	2,538	130,133	11,355	152	5,603
NT Mid Cap Value Fund	86,917	2,720	11,773	4,138	82,002	6,503	(241)	1,189
Small Cap Growth Fund	—	18,487	1,855	278	16,910	876	(27)	839
Small Cap Value Fund	—	18,050	1,106	(478)	16,466	2,136	(24)	428
Sustainable Equity Fund	—	105,395	10,734	4,379	99,040	3,046	224	1,246
Non-U.S. Intrinsic Value Fund(4)	40,183	4,751	7,117	(261)	37,556	3,794	223	2,293
NT Emerging Markets Fund	64,832	5,701	10,769	698	60,462	5,262	915	1,888
NT Global Real Estate Fund	26,947	2,956	5,066	1,226	26,063	2,321	317	1,394
NT International Growth Fund	74,137	1,959	9,242	3,686	70,540	6,220	769	1,588
NT International Small-Mid Cap Fund	27,796	1,183	3,367	966	26,578	2,510	113	914
NT International Value Fund	38,746	3,240	5,156	329	37,159	4,223	(469)	1,873
Inflation-Adjusted Bond Fund	22,247	1,769	2,340	410	22,086	1,862	(1)	454
NT Diversified Bond Fund	112,298	16,937	22,801	2,782	109,216	9,786	201	1,672
NT High Income Fund	27,943	1,971	2,707	151	27,358	2,823	(72)	876
Emerging Markets Debt Fund	16,770	766	1,293	312	16,555	1,559	9	413
Global Bond Fund	44,664	5,446	6,413	139	43,836	4,199	8	1,160
	$1,126,309	$295,415	$328,568	$(20,385)	$1,072,771	85,054	$32,584	$60,928

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2055 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$25,207	$1,358	$23,720	$(2,845)	—	—	$1,704	$914
NT Disciplined Growth Fund	21,366	406	17,140	(4,632)	—	—	5,365	—
NT Small Company Fund	22,121	1,371	25,001	1,509	—	—	(1,162)	256
Focused Dynamic Growth Fund(3)	—	35,167	4,555	3,184	$33,796	998	178	—
NT Equity Growth Fund	75,309	10,127	41,713	(9,226)	34,497	3,153	4,230	8,692
NT Growth Fund	63,697	9,138	18,312	(4,302)	50,221	2,922	2,798	7,501
NT Heritage Fund	44,046	9,733	7,234	(3,542)	43,003	3,542	(278)	6,137
NT Large Company Value Fund	85,308	7,846	11,005	1,772	83,921	7,323	(112)	3,550
NT Mid Cap Value Fund	54,018	3,366	7,564	2,911	52,731	4,182	(451)	750
Small Cap Growth Fund	—	11,729	1,053	176	10,852	562	(15)	530
Small Cap Value Fund	—	11,508	633	(310)	10,565	1,370	(13)	272
Sustainable Equity Fund	—	67,060	6,078	2,783	63,765	1,961	111	788
Non-U.S. Intrinsic Value Fund(4)	25,996	3,993	4,755	(172)	25,062	2,531	102	1,501
NT Emerging Markets Fund	40,541	4,601	6,525	614	39,231	3,414	356	1,201
NT Global Real Estate Fund	16,894	2,230	3,117	820	16,827	1,498	140	888
NT International Growth Fund	46,258	2,079	5,576	2,680	45,441	4,007	98	1,010
NT International Small-Mid Cap Fund	17,424	769	1,809	663	17,047	1,610	8	582
NT International Value Fund	23,548	2,372	2,573	14	23,361	2,655	(132)	1,153
Inflation-Adjusted Bond Fund	11,821	1,294	1,243	223	12,095	1,020	(5)	245
NT Diversified Bond Fund	59,278	10,267	11,306	1,505	59,744	5,353	87	894
NT High Income Fund	14,805	1,502	1,414	82	14,975	1,545	(41)	469
Emerging Markets Debt Fund	8,828	701	645	170	9,054	852	2	219
Global Bond Fund	23,626	3,320	3,044	88	23,990	2,298	(15)	626
	$680,091	$201,937	$206,015	$(5,835)	$670,178	52,796	$12,955	$38,178

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2060 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$5,468	$693	$5,958	$(203)	—	—	$(52)	$212
NT Disciplined Growth Fund	4,645	406	4,589	(462)	—	—	638	—
NT Small Company Fund	4,814	527	5,722	381	—	—	(285)	60
Focused Dynamic Growth Fund(3)	—	8,744	950	799	$8,593	254	35	—
NT Equity Growth Fund	16,327	3,891	10,211	(1,330)	8,677	793	102	2,123
NT Growth Fund	13,873	3,589	4,217	(468)	12,777	743	94	1,833
NT Heritage Fund	9,587	3,452	1,508	(694)	10,837	893	(208)	1,492
NT Large Company Value Fund	18,547	4,530	2,291	378	21,164	1,847	(30)	861
NT Mid Cap Value Fund	11,742	2,441	1,576	684	13,291	1,054	(115)	177
Small Cap Growth Fund	—	2,955	285	43	2,713	141	(4)	129
Small Cap Value Fund	—	3,003	236	(79)	2,688	349	(5)	66
Sustainable Equity Fund	—	16,955	1,487	670	16,138	496	25	196
Non-U.S. Intrinsic Value Fund(4)	5,793	1,684	884	(55)	6,538	660	2	372
NT Emerging Markets Fund	8,827	2,318	1,460	303	9,988	869	(89)	289
NT Global Real Estate Fund	3,678	1,001	666	213	4,226	376	(6)	216
NT International Growth Fund	10,051	1,881	1,228	745	11,449	1,010	(98)	244
NT International Small-Mid Cap Fund	3,791	724	461	240	4,294	405	(85)	140
NT International Value Fund	5,001	1,272	583	8	5,698	647	(44)	270
Inflation-Adjusted Bond Fund	2,185	632	332	46	2,531	213	(2)	50
NT Diversified Bond Fund	10,912	3,549	2,204	306	12,563	1,126	10	175
NT High Income Fund	2,743	732	350	18	3,143	324	(9)	92
Emerging Markets Debt Fund	1,650	410	195	35	1,900	179	—	43
Global Bond Fund	4,363	1,369	727	20	5,025	481	(8)	128
	$143,997	$66,758	$48,120	$1,598	$164,233	12,860	$(134)	$9,168

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2020(3)	$13.23	0.18	0.41	0.59	(0.17)	(0.72)	(0.89)	$12.93	4.47%	0.74%(4)	0.77%(4)	2.63%(4)	2.60%(4)	15%	$658,423
2019	$13.47	0.33	0.20	0.53	(0.33)	(0.44)	(0.77)	$13.23	4.55%	0.74%	0.77%	2.58%	2.55%	19%	$735,213
2018	$13.17	0.25	0.47	0.72	(0.25)	(0.17)	(0.42)	$13.47	5.50%	0.75%	0.77%	1.92%	1.90%	13%	$786,876
2017	$12.73	0.18	0.64	0.82	(0.17)	(0.21)	(0.38)	$13.17	6.64%	0.20%	0.20%	1.38%	1.38%	12%	$848,180
2016	$12.62	0.21	0.12	0.33	(0.21)	(0.01)	(0.22)	$12.73	2.76%	0.20%	0.20%	1.73%	1.73%	14%	$837,622
2015	$13.02	0.20	0.27	0.47	(0.29)	(0.58)	(0.87)	$12.62	3.66%	0.20%	0.20%	1.59%	1.59%	17%	$822,618
I Class
2020(3)	$13.24	0.19	0.40	0.59	(0.18)	(0.72)	(0.90)	$12.93	4.50%	0.54%(4)	0.59%(4)	2.83%(4)	2.78%(4)	15%	$211,809
2019	$13.47	0.37	0.20	0.57	(0.36)	(0.44)	(0.80)	$13.24	4.84%	0.54%	0.59%	2.78%	2.73%	19%	$254,459
2018	$13.17	0.28	0.46	0.74	(0.27)	(0.17)	(0.44)	$13.47	5.71%	0.55%	0.59%	2.12%	2.08%	13%	$350,798
2017	$12.73	0.20	0.65	0.85	(0.20)	(0.21)	(0.41)	$13.17	6.85%	0.00%(5)	0.00%(5)	1.58%	1.58%	12%	$481,066
2016	$12.62	0.23	0.13	0.36	(0.24)	(0.01)	(0.25)	$12.73	2.97%	0.00%(5)	0.00%(5)	1.93%	1.93%	14%	$510,188
2015	$13.03	0.22	0.27	0.49	(0.32)	(0.58)	(0.90)	$12.62	3.79%	0.00%(5)	0.00%(5)	1.79%	1.79%	17%	$485,416

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020(3)	$13.24	0.15	0.42	0.57	(0.15)	(0.72)	(0.87)	$12.94	4.34%	0.99%(4)	1.02%(4)	2.38%(4)	2.35%(4)	15%	$126,827
2019	$13.47	0.31	0.20	0.51	(0.30)	(0.44)	(0.74)	$13.24	4.36%	0.99%	1.02%	2.33%	2.30%	19%	$153,056
2018	$13.17	0.22	0.46	0.68	(0.21)	(0.17)	(0.38)	$13.47	5.23%	1.00%	1.02%	1.67%	1.65%	13%	$227,693
2017	$12.73	0.15	0.64	0.79	(0.14)	(0.21)	(0.35)	$13.17	6.37%	0.45%	0.45%	1.13%	1.13%	12%	$295,489
2016	$12.62	0.18	0.12	0.30	(0.18)	(0.01)	(0.19)	$12.73	2.50%	0.45%	0.45%	1.48%	1.48%	14%	$361,052
2015	$13.02	0.17	0.27	0.44	(0.26)	(0.58)	(0.84)	$12.62	3.39%	0.45%	0.45%	1.34%	1.34%	17%	$428,050
C Class
2020(3)	$13.18	0.10	0.42	0.52	(0.11)	(0.72)	(0.83)	$12.87	3.93%	1.74%(4)	1.77%(4)	1.63%(4)	1.60%(4)	15%	$3,358
2019	$13.43	0.22	0.18	0.40	(0.21)	(0.44)	(0.65)	$13.18	3.50%	1.74%	1.77%	1.58%	1.55%	19%	$4,077
2018	$13.13	0.12	0.47	0.59	(0.12)	(0.17)	(0.29)	$13.43	4.48%	1.75%	1.77%	0.92%	0.90%	13%	$5,769
2017	$12.70	0.05	0.64	0.69	(0.05)	(0.21)	(0.26)	$13.13	5.56%	1.20%	1.20%	0.38%	0.38%	12%	$8,431
2016	$12.59	0.08	0.14	0.22	(0.10)	(0.01)	(0.11)	$12.70	1.78%	1.20%	1.20%	0.73%	0.73%	14%	$9,705
2015	$13.00	0.07	0.27	0.34	(0.17)	(0.58)	(0.75)	$12.59	2.59%	1.20%	1.20%	0.59%	0.59%	17%	$7,721
R Class
2020(3)	$13.22	0.14	0.41	0.55	(0.13)	(0.72)	(0.85)	$12.92	4.21%	1.24%(4)	1.27%(4)	2.13%(4)	2.10%(4)	15%	$134,968
2019	$13.45	0.27	0.21	0.48	(0.27)	(0.44)	(0.71)	$13.22	4.11%	1.24%	1.27%	2.08%	2.05%	19%	$139,359
2018	$13.15	0.19	0.46	0.65	(0.18)	(0.17)	(0.35)	$13.45	4.98%	1.25%	1.27%	1.42%	1.40%	13%	$155,850
2017	$12.71	0.11	0.65	0.76	(0.11)	(0.21)	(0.32)	$13.15	6.11%	0.70%	0.70%	0.88%	0.88%	12%	$181,722
2016	$12.60	0.15	0.12	0.27	(0.15)	(0.01)	(0.16)	$12.71	2.25%	0.70%	0.70%	1.23%	1.23%	14%	$201,425
2015	$13.00	0.16	0.25	0.41	(0.23)	(0.58)	(0.81)	$12.60	3.13%	0.70%	0.70%	1.09%	1.09%	17%	$244,718

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2020(3)	$10.91	0.17	0.33	0.50	(0.19)	(0.72)	(0.91)	$10.50	4.65%	0.39%(4)	0.52%(4)	2.98%(4)	2.85%(4)	15%	$238,088
2019	$11.25	0.32	0.16	0.48	(0.38)	(0.44)	(0.82)	$10.91	5.00%	0.39%	0.52%	2.93%	2.80%	19%	$225,207
2018(6)	$11.10	0.21	0.20	0.41	(0.25)	(0.01)	(0.26)	$11.25	3.70%	0.39%(4)	0.51%(4)	2.49%(4)	2.37%(4)	13%(7)	$236,569

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2020 (unaudited).

(4)	Annualized

(5)	Ratio was less than 0.005%.

(6)	October 23, 2017 (commencement of sale) through July 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2020 Portfolio
Investor Class
2020(3)	$12.42	0.17	0.38	0.55	(0.19)	(0.72)	(0.91)	$12.06	4.51%	0.74%(4)	0.77%(4)	2.65%(4)	2.62%(4)	15%	$425,751
2019	$12.76	0.31	0.16	0.47	(0.32)	(0.49)	(0.81)	$12.42	4.51%	0.74%	0.77%	2.61%	2.58%	18%	$546,663
2018	$12.42	0.24	0.47	0.71	(0.22)	(0.15)	(0.37)	$12.76	5.86%	0.75%	0.77%	1.93%	1.91%	15%	$643,714
2017	$11.98	0.17	0.66	0.83	(0.16)	(0.23)	(0.39)	$12.42	7.13%	0.20%	0.20%	1.40%	1.40%	17%	$721,277
2016	$12.30	0.20	0.09	0.29	(0.20)	(0.41)	(0.61)	$11.98	2.60%	0.20%	0.20%	1.75%	1.75%	12%	$679,473
2015	$12.26	0.26	0.24	0.50	(0.27)	(0.19)	(0.46)	$12.30	4.14%	0.20%	0.20%	2.08%	2.08%	19%	$611,536
I Class
2020(3)	$12.43	0.18	0.38	0.56	(0.22)	(0.72)	(0.94)	$12.05	4.55%	0.54%(4)	0.59%(4)	2.85%(4)	2.80%(4)	15%	$381,082
2019	$12.77	0.35	0.15	0.50	(0.35)	(0.49)	(0.84)	$12.43	4.72%	0.54%	0.59%	2.81%	2.76%	18%	$456,086
2018	$12.43	0.27	0.47	0.74	(0.25)	(0.15)	(0.40)	$12.77	6.07%	0.55%	0.60%	2.13%	2.08%	15%	$644,463
2017	$11.99	0.19	0.66	0.85	(0.18)	(0.23)	(0.41)	$12.43	7.34%	0.00%(5)	0.00%(5)	1.60%	1.60%	17%	$758,431
2016	$12.31	0.22	0.09	0.31	(0.22)	(0.41)	(0.63)	$11.99	2.80%	0.00%(5)	0.00%(5)	1.95%	1.95%	12%	$733,520
2015	$12.27	0.26	0.27	0.53	(0.30)	(0.19)	(0.49)	$12.31	4.35%	0.00%(5)	0.00%(5)	2.28%	2.28%	19%	$579,653
A Class
2020(3)	$12.40	0.14	0.39	0.53	(0.16)	(0.72)	(0.88)	$12.05	4.33%	0.99%(4)	1.02%(4)	2.40%(4)	2.37%(4)	15%	$154,221
2019	$12.73	0.29	0.16	0.45	(0.29)	(0.49)	(0.78)	$12.40	4.32%	0.99%	1.02%	2.36%	2.33%	18%	$186,738
2018	$12.40	0.21	0.46	0.67	(0.19)	(0.15)	(0.34)	$12.73	5.52%	1.00%	1.02%	1.68%	1.66%	15%	$278,913
2017	$11.96	0.14	0.66	0.80	(0.13)	(0.23)	(0.36)	$12.40	6.87%	0.45%	0.45%	1.15%	1.15%	17%	$349,172
2016	$12.28	0.18	0.08	0.26	(0.17)	(0.41)	(0.58)	$11.96	2.33%	0.45%	0.45%	1.50%	1.50%	12%	$342,985
2015	$12.23	0.23	0.25	0.48	(0.24)	(0.19)	(0.43)	$12.28	3.97%	0.45%	0.45%	1.83%	1.83%	19%	$357,730

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$12.38	0.10	0.38	0.48	(0.06)	(0.72)	(0.78)	$12.08	3.95%	1.74%(4)	1.77%(4)	1.65%(4)	1.62%(4)	15%	$4,563
2019	$12.71	0.20	0.16	0.36	(0.20)	(0.49)	(0.69)	$12.38	3.52%	1.74%	1.77%	1.61%	1.58%	18%	$5,410
2018	$12.39	0.11	0.47	0.58	(0.11)	(0.15)	(0.26)	$12.71	4.71%	1.75%	1.77%	0.93%	0.91%	15%	$6,774
2017	$11.95	0.05	0.66	0.71	(0.04)	(0.23)	(0.27)	$12.39	6.06%	1.20%	1.20%	0.40%	0.40%	17%	$8,055
2016	$12.26	0.09	0.09	0.18	(0.08)	(0.41)	(0.49)	$11.95	1.63%	1.20%	1.20%	0.75%	0.75%	12%	$7,968
2015	$12.22	0.14	0.23	0.37	(0.14)	(0.19)	(0.33)	$12.26	3.09%	1.20%	1.20%	1.08%	1.08%	19%	$11,578
R Class
2020(3)	$12.38	0.13	0.39	0.52	(0.13)	(0.72)	(0.85)	$12.05	4.23%	1.24%(4)	1.27%(4)	2.15%(4)	2.12%(4)	15%	$137,080
2019	$12.72	0.25	0.16	0.41	(0.26)	(0.49)	(0.75)	$12.38	3.98%	1.24%	1.27%	2.11%	2.08%	18%	$137,754
2018	$12.38	0.18	0.47	0.65	(0.16)	(0.15)	(0.31)	$12.72	5.34%	1.25%	1.27%	1.43%	1.41%	15%	$147,873
2017	$11.95	0.11	0.65	0.76	(0.10)	(0.23)	(0.33)	$12.38	6.52%	0.70%	0.70%	0.90%	0.90%	17%	$167,431
2016	$12.26	0.15	0.09	0.24	(0.14)	(0.41)	(0.55)	$11.95	2.16%	0.70%	0.70%	1.25%	1.25%	12%	$156,330
2015	$12.22	0.20	0.24	0.44	(0.21)	(0.19)	(0.40)	$12.26	3.62%	0.70%	0.70%	1.58%	1.58%	19%	$167,576
R6 Class
2020(3)	$11.34	0.17	0.36	0.53	(0.24)	(0.72)	(0.96)	$10.91	4.73%	0.39%(4)	0.52%(4)	3.00%(4)	2.87%(4)	15%	$344,296
2019	$11.73	0.33	0.14	0.47	(0.37)	(0.49)	(0.86)	$11.34	4.89%	0.39%	0.52%	2.96%	2.83%	18%	$334,405
2018(6)	$11.44	0.23	0.21	0.44	(0.14)	(0.01)	(0.15)	$11.73	3.85%	0.39%(4)	0.52%(4)	2.53%(4)	2.40%(4)	15%(7)	$309,661

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2020 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

(6)	October 23, 2017 (commencement of sale) through July 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2020(3)	$14.78	0.20	0.51	0.71	(0.22)	(0.87)	(1.09)	$14.40	4.81%	0.76%(4)	0.80%(4)	2.72%(4)	2.68%(4)	17%	$920,391
2019	$15.15	0.38	0.18	0.56	(0.37)	(0.56)	(0.93)	$14.78	4.47%	0.76%	0.80%	2.61%	2.57%	18%	$1,003,059
2018	$14.71	0.29	0.63	0.92	(0.26)	(0.22)	(0.48)	$15.15	6.36%	0.77%	0.81%	1.95%	1.91%	14%	$1,181,392
2017	$14.08	0.20	0.89	1.09	(0.18)	(0.28)	(0.46)	$14.71	7.95%	0.20%	0.20%	1.43%	1.43%	16%	$1,245,328
2016	$14.62	0.25	0.08	0.33	(0.24)	(0.63)	(0.87)	$14.08	2.55%	0.20%	0.20%	1.81%	1.81%	11%	$1,147,291
2015	$14.57	0.31	0.36	0.67	(0.33)	(0.29)	(0.62)	$14.62	4.62%	0.20%	0.20%	2.10%	2.10%	20%	$1,075,028
I Class
2020(3)	$14.80	0.22	0.49	0.71	(0.25)	(0.87)	(1.12)	$14.39	4.80%	0.56%(4)	0.62%(4)	2.92%(4)	2.86%(4)	17%	$538,343
2019	$15.16	0.41	0.19	0.60	(0.40)	(0.56)	(0.96)	$14.80	4.75%	0.56%	0.62%	2.81%	2.75%	18%	$624,560
2018	$14.72	0.32	0.63	0.95	(0.29)	(0.22)	(0.51)	$15.16	6.57%	0.57%	0.62%	2.15%	2.10%	14%	$827,668
2017	$14.09	0.23	0.89	1.12	(0.21)	(0.28)	(0.49)	$14.72	8.16%	0.00%(5)	0.00%(5)	1.63%	1.63%	16%	$963,919
2016	$14.64	0.27	0.08	0.35	(0.27)	(0.63)	(0.90)	$14.09	2.69%	0.00%(5)	0.00%(5)	2.01%	2.01%	11%	$884,534
2015	$14.58	0.32	0.39	0.71	(0.36)	(0.29)	(0.65)	$14.64	4.90%	0.00%(5)	0.00%(5)	2.30%	2.30%	20%	$729,071
A Class
2020(3)	$14.76	0.18	0.51	0.69	(0.18)	(0.87)	(1.05)	$14.40	4.68%	1.01%(4)	1.05%(4)	2.47%(4)	2.43%(4)	17%	$260,003
2019	$15.13	0.34	0.19	0.53	(0.34)	(0.56)	(0.90)	$14.76	4.21%	1.01%	1.05%	2.36%	2.32%	18%	$297,582
2018	$14.69	0.25	0.63	0.88	(0.22)	(0.22)	(0.44)	$15.13	6.10%	1.02%	1.06%	1.70%	1.66%	14%	$426,902
2017	$14.06	0.17	0.88	1.05	(0.14)	(0.28)	(0.42)	$14.69	7.69%	0.45%	0.45%	1.18%	1.18%	16%	$505,789
2016	$14.60	0.22	0.07	0.29	(0.20)	(0.63)	(0.83)	$14.06	2.28%	0.45%	0.45%	1.56%	1.56%	11%	$528,973
2015	$14.55	0.28	0.35	0.63	(0.29)	(0.29)	(0.58)	$14.60	4.36%	0.45%	0.45%	1.85%	1.85%	20%	$568,434

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$14.73	0.13	0.50	0.63	(0.07)	(0.87)	(0.94)	$14.42	4.16%	1.76%(4)	1.80%(4)	1.72%(4)	1.68%(4)	17%	$4,602
2019	$15.09	0.23	0.20	0.43	(0.23)	(0.56)	(0.79)	$14.73	3.48%	1.76%	1.80%	1.61%	1.57%	18%	$4,562
2018	$14.67	0.14	0.63	0.77	(0.13)	(0.22)	(0.35)	$15.09	5.29%	1.77%	1.81%	0.95%	0.91%	14%	$5,515
2017	$14.03	0.06	0.90	0.96	(0.04)	(0.28)	(0.32)	$14.67	6.96%	1.20%	1.20%	0.43%	0.43%	16%	$7,111
2016	$14.58	0.11	0.07	0.18	(0.10)	(0.63)	(0.73)	$14.03	1.42%	1.20%	1.20%	0.81%	0.81%	11%	$7,822
2015	$14.52	0.17	0.35	0.52	(0.17)	(0.29)	(0.46)	$14.58	3.64%	1.20%	1.20%	1.10%	1.10%	20%	$7,658
R Class
2020(3)	$14.74	0.16	0.50	0.66	(0.14)	(0.87)	(1.01)	$14.39	4.49%	1.26%(4)	1.30%(4)	2.22%(4)	2.18%(4)	17%	$212,559
2019	$15.11	0.30	0.19	0.49	(0.30)	(0.56)	(0.86)	$14.74	3.94%	1.26%	1.30%	2.11%	2.07%	18%	$210,971
2018	$14.67	0.21	0.64	0.85	(0.19)	(0.22)	(0.41)	$15.11	5.84%	1.27%	1.31%	1.45%	1.41%	14%	$211,702
2017	$14.04	0.13	0.89	1.02	(0.11)	(0.28)	(0.39)	$14.67	7.43%	0.70%	0.70%	0.93%	0.93%	16%	$221,592
2016	$14.58	0.18	0.08	0.26	(0.17)	(0.63)	(0.80)	$14.04	2.03%	0.70%	0.70%	1.31%	1.31%	11%	$222,337
2015	$14.52	0.24	0.36	0.60	(0.25)	(0.29)	(0.54)	$14.58	4.17%	0.70%	0.70%	1.60%	1.60%	20%	$239,213
R6 Class
2020(3)	$11.53	0.18	0.39	0.57	(0.28)	(0.87)	(1.15)	$10.95	4.90%	0.41%(4)	0.54%(4)	3.07%(4)	2.94%(4)	17%	$530,336
2019	$12.05	0.33	0.13	0.46	(0.42)	(0.56)	(0.98)	$11.53	4.86%	0.41%	0.54%	2.96%	2.83%	18%	$489,170
2018(6)	$11.74	0.23	0.26	0.49	(0.17)	(0.01)	(0.18)	$12.05	4.19%	0.41%(4)	0.53%(4)	2.53%(4)	2.41%(4)	14%(7)	$426,813

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2020 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

(6)	October 23, 2017 (commencement of sale) through July 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2020(3)	$12.90	0.18	0.47	0.65	(0.20)	(0.75)	(0.95)	$12.60	5.05%	0.78%(4)	0.83%(4)	2.79%(4)	2.74%(4)	18%	$531,564
2019	$13.28	0.31	0.16	0.47	(0.33)	(0.52)	(0.85)	$12.90	4.38%	0.78%	0.83%	2.56%	2.51%	20%	$664,953
2018	$12.77	0.25	0.64	0.89	(0.23)	(0.15)	(0.38)	$13.28	7.13%	0.79%	0.84%	1.96%	1.91%	16%	$716,765
2017	$12.10	0.17	0.88	1.05	(0.14)	(0.24)	(0.38)	$12.77	8.97%	0.20%	0.20%	1.43%	1.43%	14%	$764,846
2016	$12.58	0.22	0.01	0.23	(0.21)	(0.50)	(0.71)	$12.10	2.08%	0.20%	0.20%	1.83%	1.83%	10%	$680,943
2015	$12.44	0.26	0.41	0.67	(0.27)	(0.26)	(0.53)	$12.58	5.43%	0.20%	0.20%	2.04%	2.04%	20%	$590,896
I Class
2020(3)	$12.90	0.20	0.47	0.67	(0.23)	(0.75)	(0.98)	$12.59	5.18%	0.58%(4)	0.64%(4)	2.99%(4)	2.93%(4)	18%	$541,905
2019	$13.28	0.36	0.13	0.49	(0.35)	(0.52)	(0.87)	$12.90	4.59%	0.58%	0.64%	2.76%	2.70%	20%	$625,840
2018	$12.78	0.28	0.63	0.91	(0.26)	(0.15)	(0.41)	$13.28	7.27%	0.59%	0.65%	2.16%	2.10%	16%	$832,861
2017	$12.11	0.20	0.88	1.08	(0.17)	(0.24)	(0.41)	$12.78	9.19%	0.00%(5)	0.00%(5)	1.63%	1.63%	14%	$882,331
2016	$12.59	0.23	0.02	0.25	(0.23)	(0.50)	(0.73)	$12.11	2.29%	0.00%(5)	0.00%(5)	2.03%	2.03%	10%	$763,858
2015	$12.44	0.27	0.44	0.71	(0.30)	(0.26)	(0.56)	$12.59	5.73%	0.00%(5)	0.00%(5)	2.24%	2.24%	20%	$574,390
A Class
2020(3)	$12.86	0.16	0.48	0.64	(0.17)	(0.75)	(0.92)	$12.58	4.96%	1.03%(4)	1.08%(4)	2.54%(4)	2.49%(4)	18%	$242,458
2019	$13.24	0.29	0.15	0.44	(0.30)	(0.52)	(0.82)	$12.86	4.12%	1.03%	1.08%	2.31%	2.26%	20%	$271,679
2018	$12.74	0.22	0.63	0.85	(0.20)	(0.15)	(0.35)	$13.24	6.80%	1.04%	1.09%	1.71%	1.66%	16%	$375,401
2017	$12.07	0.15	0.87	1.02	(0.11)	(0.24)	(0.35)	$12.74	8.72%	0.45%	0.45%	1.18%	1.18%	14%	$426,224
2016	$12.55	0.19	0.01	0.20	(0.18)	(0.50)	(0.68)	$12.07	1.82%	0.45%	0.45%	1.58%	1.58%	10%	$378,866
2015	$12.41	0.23	0.41	0.64	(0.24)	(0.26)	(0.50)	$12.55	5.18%	0.45%	0.45%	1.79%	1.79%	20%	$385,874

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$12.84	0.11	0.47	0.58	(0.07)	(0.75)	(0.82)	$12.60	4.47%	1.78%(4)	1.83%(4)	1.79%(4)	1.74%(4)	18%	$4,357
2019	$13.22	0.20	0.15	0.35	(0.21)	(0.52)	(0.73)	$12.84	3.31%	1.78%	1.83%	1.56%	1.51%	20%	$4,387
2018	$12.73	0.12	0.64	0.76	(0.12)	(0.15)	(0.27)	$13.22	6.06%	1.79%	1.84%	0.96%	0.91%	16%	$4,340
2017	$12.06	0.05	0.88	0.93	(0.02)	(0.24)	(0.26)	$12.73	7.90%	1.20%	1.20%	0.43%	0.43%	14%	$6,204
2016	$12.54	0.10	0.01	0.11	(0.09)	(0.50)	(0.59)	$12.06	1.03%	1.20%	1.20%	0.83%	0.83%	10%	$6,714
2015	$12.39	0.13	0.42	0.55	(0.14)	(0.26)	(0.40)	$12.54	4.46%	1.20%	1.20%	1.04%	1.04%	20%	$5,628
R Class
2020(3)	$12.85	0.15	0.47	0.62	(0.14)	(0.75)	(0.89)	$12.58	4.77%	1.28%(4)	1.33%(4)	2.29%(4)	2.24%(4)	18%	$242,624
2019	$13.23	0.26	0.15	0.41	(0.27)	(0.52)	(0.79)	$12.85	3.85%	1.28%	1.33%	2.06%	2.01%	20%	$233,886
2018	$12.73	0.19	0.63	0.82	(0.17)	(0.15)	(0.32)	$13.23	6.54%	1.29%	1.34%	1.46%	1.41%	16%	$218,529
2017	$12.06	0.11	0.88	0.99	(0.08)	(0.24)	(0.32)	$12.73	8.45%	0.70%	0.70%	0.93%	0.93%	14%	$201,655
2016	$12.54	0.16	0.01	0.17	(0.15)	(0.50)	(0.65)	$12.06	1.56%	0.70%	0.70%	1.33%	1.33%	10%	$170,983
2015	$12.39	0.20	0.42	0.62	(0.21)	(0.26)	(0.47)	$12.54	4.99%	0.70%	0.70%	1.54%	1.54%	20%	$173,221
R6 Class
2020(3)	$11.85	0.19	0.43	0.62	(0.25)	(0.75)	(1.00)	$11.47	5.22%	0.43%(4)	0.56%(4)	3.14%(4)	3.01%(4)	18%	$506,648
2019	$12.28	0.34	0.12	0.46	(0.37)	(0.52)	(0.89)	$11.85	4.74%	0.43%	0.56%	2.91%	2.78%	20%	$465,684
2018(6)	$11.90	0.24	0.31	0.55	(0.16)	(0.01)	(0.17)	$12.28	4.59%	0.43%(4)	0.56%(4)	2.55%(4)	2.42%(4)	16%(7)	$408,745

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2020 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

(6)	October 23, 2017 (commencement of sale) through July 31, 2018.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2020(3)	$16.12	0.23	0.63	0.86	(0.24)	(1.04)	(1.28)	$15.70	5.29%	0.81%(4)	0.86%(4)	2.81%(4)	2.76%(4)	19%	$761,657
2019	$16.64	0.40	0.12	0.52	(0.38)	(0.66)	(1.04)	$16.12	4.06%	0.81%	0.86%	2.51%	2.46%	17%	$819,274
2018	$15.90	0.31	0.95	1.26	(0.29)	(0.23)	(0.52)	$16.64	8.05%	0.82%	0.86%	1.92%	1.88%	16%	$978,920
2017	$14.97	0.21	1.24	1.45	(0.18)	(0.34)	(0.52)	$15.90	9.98%	0.20%	0.20%	1.42%	1.42%	17%	$975,822
2016	$15.83	0.27	(0.07)(5)	0.20	(0.27)	(0.79)	(1.06)	$14.97	1.57%	0.20%	0.20%	1.86%	1.86%	8%	$905,126
2015	$15.60	0.33	0.62	0.95	(0.34)	(0.38)	(0.72)	$15.83	6.25%	0.20%	0.20%	2.03%	2.03%	23%	$839,655
I Class
2020(3)	$16.15	0.25	0.63	0.88	(0.27)	(1.04)	(1.31)	$15.72	5.44%	0.61%(4)	0.67%(4)	3.01%(4)	2.95%(4)	19%	$533,457
2019	$16.66	0.43	0.13	0.56	(0.41)	(0.66)	(1.07)	$16.15	4.33%	0.61%	0.67%	2.71%	2.65%	17%	$598,639
2018	$15.93	0.35	0.93	1.28	(0.32)	(0.23)	(0.55)	$16.66	8.19%	0.62%	0.67%	2.12%	2.07%	16%	$741,317
2017	$15.00	0.25	1.23	1.48	(0.21)	(0.34)	(0.55)	$15.93	10.18%	0.00%(6)	0.00%(6)	1.62%	1.62%	17%	$815,036
2016	$15.86	0.29	(0.06)(5)	0.23	(0.30)	(0.79)	(1.09)	$15.00	1.79%	0.00%(6)	0.00%(6)	2.06%	2.06%	8%	$726,622
2015	$15.62	0.33	0.67	1.00	(0.38)	(0.38)	(0.76)	$15.86	6.52%	0.00%(6)	0.00%(6)	2.23%	2.23%	23%	$556,384
A Class
2020(3)	$16.11	0.20	0.63	0.83	(0.20)	(1.04)	(1.24)	$15.70	5.09%	1.06%(4)	1.11%(4)	2.56%(4)	2.51%(4)	19%	$257,918
2019	$16.61	0.36	0.14	0.50	(0.34)	(0.66)	(1.00)	$16.11	3.92%	1.06%	1.11%	2.26%	2.21%	17%	$290,779
2018	$15.88	0.27	0.94	1.21	(0.25)	(0.23)	(0.48)	$16.61	7.72%	1.07%	1.11%	1.67%	1.63%	16%	$392,230
2017	$14.95	0.18	1.23	1.41	(0.14)	(0.34)	(0.48)	$15.88	9.71%	0.45%	0.45%	1.17%	1.17%	17%	$444,917
2016	$15.81	0.24	(0.08)(5)	0.16	(0.23)	(0.79)	(1.02)	$14.95	1.31%	0.45%	0.45%	1.61%	1.61%	8%	$438,398
2015	$15.58	0.29	0.62	0.91	(0.30)	(0.38)	(0.68)	$15.81	5.98%	0.45%	0.45%	1.78%	1.78%	23%	$460,605

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$16.04	0.14	0.63	0.77	(0.07)	(1.04)	(1.11)	$15.70	4.76%	1.81%(4)	1.86%(4)	1.81%(4)	1.76%(4)	19%	$3,654
2019	$16.54	0.24	0.15	0.39	(0.23)	(0.66)	(0.89)	$16.04	3.13%	1.81%	1.86%	1.51%	1.46%	17%	$3,676
2018	$15.84	0.15	0.93	1.08	(0.15)	(0.23)	(0.38)	$16.54	6.93%	1.82%	1.86%	0.92%	0.88%	16%	$3,788
2017	$14.92	0.06	1.23	1.29	(0.03)	(0.34)	(0.37)	$15.84	8.83%	1.20%	1.20%	0.42%	0.42%	17%	$5,637
2016	$15.77	0.13	(0.08)(5)	0.05	(0.11)	(0.79)	(0.90)	$14.92	0.59%	1.20%	1.20%	0.86%	0.86%	8%	$6,533
2015	$15.53	0.16	0.64	0.80	(0.18)	(0.38)	(0.56)	$15.77	5.25%	1.20%	1.20%	1.03%	1.03%	23%	$6,587
R Class
2020(3)	$16.09	0.19	0.62	0.81	(0.15)	(1.04)	(1.19)	$15.71	5.02%	1.31%(4)	1.36%(4)	2.31%(4)	2.26%(4)	19%	$235,444
2019	$16.60	0.31	0.14	0.45	(0.30)	(0.66)	(0.96)	$16.09	3.60%	1.31%	1.36%	2.01%	1.96%	17%	$227,954
2018	$15.86	0.22	0.96	1.18	(0.21)	(0.23)	(0.44)	$16.60	7.52%	1.32%	1.36%	1.42%	1.38%	16%	$221,761
2017	$14.94	0.14	1.23	1.37	(0.11)	(0.34)	(0.45)	$15.86	9.37%	0.70%	0.70%	0.92%	0.92%	17%	$216,452
2016	$15.79	0.20	(0.07)(5)	0.13	(0.19)	(0.79)	(0.98)	$14.94	1.11%	0.70%	0.70%	1.36%	1.36%	8%	$206,155
2015	$15.56	0.25	0.62	0.87	(0.26)	(0.38)	(0.64)	$15.79	5.71%	0.70%	0.70%	1.53%	1.53%	23%	$206,773
R6 Class
2020(3)	$11.84	0.19	0.46	0.65	(0.30)	(1.04)	(1.34)	$11.15	5.43%	0.46%(4)	0.58%(4)	3.16%(4)	3.04%(4)	19%	$456,497
2019	$12.54	0.33	0.06	0.39	(0.43)	(0.66)	(1.09)	$11.84	4.46%	0.46%	0.58%	2.86%	2.74%	17%	$420,380
2018(7)	$12.12	0.24	0.38	0.62	(0.20)	—(8)	(0.20)	$12.54	5.17%	0.46%(4)	0.58%(4)	2.48%(4)	2.36%(4)	16%(9)	$359,623

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2020 (unaudited).

(4)	Annualized.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(6)	Ratio was less than 0.005%.

(7)	October 23, 2017 (commencement of sale) through July 31, 2018.

(8)	Per-share amount was less than $0.005.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2020(3)	$13.50	0.19	0.55	0.74	(0.21)	(0.90)	(1.11)	$13.13	5.46%	0.83%(4)	0.89%(4)	2.83%(4)	2.77%(4)	20%	$415,506
2019	$14.10	0.31	0.09	0.40	(0.33)	(0.67)	(1.00)	$13.50	3.92%	0.83%	0.89%	2.41%	2.35%	23%	$505,459
2018	$13.36	0.26	0.92	1.18	(0.25)	(0.19)	(0.44)	$14.10	8.98%	0.84%	0.88%	1.89%	1.85%	17%	$555,108
2017	$12.48	0.17	1.16	1.33	(0.15)	(0.30)	(0.45)	$13.36	10.95%	0.20%	0.20%	1.39%	1.39%	17%	$574,159
2016	$13.14	0.23	(0.09)(5)	0.14	(0.22)	(0.58)	(0.80)	$12.48	1.34%	0.20%	0.20%	1.86%	1.86%	8%	$546,509
2015	$12.86	0.28	0.59	0.87	(0.29)	(0.30)	(0.59)	$13.14	6.84%	0.20%	0.20%	2.06%	2.06%	20%	$472,335
I Class
2020(3)	$13.51	0.21	0.54	0.75	(0.23)	(0.90)	(1.13)	$13.13	5.60%	0.63%(4)	0.70%(4)	3.03%(4)	2.96%(4)	20%	$389,206
2019	$14.11	0.35	0.08	0.43	(0.36)	(0.67)	(1.03)	$13.51	4.13%	0.63%	0.70%	2.61%	2.54%	23%	$460,260
2018	$13.37	0.29	0.92	1.21	(0.28)	(0.19)	(0.47)	$14.11	9.19%	0.64%	0.69%	2.09%	2.04%	17%	$587,460
2017	$12.49	0.20	1.15	1.35	(0.17)	(0.30)	(0.47)	$13.37	11.17%	0.00%(6)	0.00%(6)	1.59%	1.59%	17%	$656,227
2016	$13.15	0.24	(0.07)(5)	0.17	(0.25)	(0.58)	(0.83)	$12.49	1.55%	0.00%(6)	0.00%(6)	2.06%	2.06%	8%	$585,381
2015	$12.87	0.28	0.61	0.89	(0.31)	(0.30)	(0.61)	$13.15	7.05%	0.00%(6)	0.00%(6)	2.26%	2.26%	20%	$437,728
A Class
2020(3)	$13.48	0.17	0.55	0.72	(0.17)	(0.90)	(1.07)	$13.13	5.35%	1.08%(4)	1.14%(4)	2.58%(4)	2.52%(4)	20%	$181,190
2019	$14.07	0.29	0.09	0.38	(0.30)	(0.67)	(0.97)	$13.48	3.73%	1.08%	1.14%	2.16%	2.10%	23%	$203,271
2018	$13.34	0.22	0.92	1.14	(0.22)	(0.19)	(0.41)	$14.07	8.64%	1.09%	1.13%	1.64%	1.60%	17%	$276,474
2017	$12.46	0.15	1.15	1.30	(0.12)	(0.30)	(0.42)	$13.34	10.68%	0.45%	0.45%	1.14%	1.14%	17%	$305,544
2016	$13.12	0.20	(0.09)(5)	0.11	(0.19)	(0.58)	(0.77)	$12.46	1.08%	0.45%	0.45%	1.61%	1.61%	8%	$266,244
2015	$12.84	0.24	0.59	0.83	(0.25)	(0.30)	(0.55)	$13.12	6.57%	0.45%	0.45%	1.81%	1.81%	20%	$267,038

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$13.42	0.13	0.53	0.66	(0.06)	(0.90)	(0.96)	$13.12	4.95%	1.83%(4)	1.89%(4)	1.83%(4)	1.77%(4)	20%	$2,057
2019	$14.01	0.19	0.09	0.28	(0.20)	(0.67)	(0.87)	$13.42	2.94%	1.83%	1.89%	1.41%	1.35%	23%	$2,015
2018	$13.30	0.12	0.92	1.04	(0.14)	(0.19)	(0.33)	$14.01	7.91%	1.84%	1.88%	0.89%	0.85%	17%	$2,114
2017	$12.42	0.05	1.15	1.20	(0.02)	(0.30)	(0.32)	$13.30	9.87%	1.20%	1.20%	0.39%	0.39%	17%	$3,924
2016	$13.08	0.10	(0.09)(5)	0.01	(0.09)	(0.58)	(0.67)	$12.42	0.29%	1.20%	1.20%	0.86%	0.86%	8%	$3,529
2015	$12.80	0.15	0.58	0.73	(0.15)	(0.30)	(0.45)	$13.08	5.77%	1.20%	1.20%	1.06%	1.06%	20%	$3,158
R Class
2020(3)	$13.46	0.16	0.54	0.70	(0.13)	(0.90)	(1.03)	$13.13	5.25%	1.33%(4)	1.39%(4)	2.33%(4)	2.27%(4)	20%	$199,545
2019	$14.05	0.25	0.10	0.35	(0.27)	(0.67)	(0.94)	$13.46	3.47%	1.33%	1.39%	1.91%	1.85%	23%	$188,023
2018	$13.31	0.19	0.92	1.11	(0.18)	(0.19)	(0.37)	$14.05	8.46%	1.34%	1.38%	1.39%	1.35%	17%	$174,883
2017	$12.44	0.11	1.14	1.25	(0.08)	(0.30)	(0.38)	$13.31	10.33%	0.70%	0.70%	0.89%	0.89%	17%	$154,192
2016	$13.10	0.17	(0.09)(5)	0.08	(0.16)	(0.58)	(0.74)	$12.44	0.82%	0.70%	0.70%	1.36%	1.36%	8%	$128,486
2015	$12.82	0.21	0.59	0.80	(0.22)	(0.30)	(0.52)	$13.10	6.31%	0.70%	0.70%	1.56%	1.56%	20%	$122,661
R6 Class
2020(3)	$12.18	0.19	0.50	0.69	(0.26)	(0.90)	(1.16)	$11.71	5.65%	0.48%(4)	0.60%(4)	3.18%(4)	3.06%(4)	20%	$397,155
2019	$12.83	0.33	0.06	0.39	(0.37)	(0.67)	(1.04)	$12.18	4.35%	0.48%	0.61%	2.76%	2.63%	23%	$381,349
2018(7)	$12.31	0.24	0.47	0.71	(0.18)	(0.01)	(0.19)	$12.83	5.78%	0.48%(4)	0.60%(4)	2.44%(4)	2.32%(4)	17%(8)	$327,587

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2020 (unaudited).

(4)	Annualized.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(6)	Ratio was less than 0.005%.

(7)	October 23, 2017 (commencement of sale) through July 31, 2018.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2020(3)	$16.93	0.24	0.75	0.99	(0.23)	(1.26)	(1.49)	$16.43	5.82%	0.86%(4)	0.92%(4)	2.83%(4)	2.77%(4)	23%	$520,964
2019	$17.75	0.39	0.07	0.46	(0.38)	(0.90)	(1.28)	$16.93	3.78%	0.86%	0.91%	2.36%	2.31%	21%	$565,928
2018	$16.72	0.31	1.29	1.60	(0.30)	(0.27)	(0.57)	$17.75	9.79%	0.87%	0.91%	1.86%	1.82%	16%	$681,532
2017	$15.53	0.21	1.59	1.80	(0.18)	(0.43)	(0.61)	$16.72	12.00%	0.20%	0.20%	1.36%	1.36%	16%	$680,546
2016	$16.57	0.29	(0.15)(5)	0.14	(0.28)	(0.90)	(1.18)	$15.53	1.19%	0.20%	0.20%	1.88%	1.88%	7%	$666,583
2015	$16.22	0.35	0.80	1.15	(0.37)	(0.43)	(0.80)	$16.57	7.22%	0.20%	0.20%	2.10%	2.10%	23%	$608,154
I Class
2020(3)	$16.96	0.26	0.75	1.01	(0.27)	(1.26)	(1.53)	$16.44	5.90%	0.66%(4)	0.72%(4)	3.03%(4)	2.97%(4)	23%	$345,820
2019	$17.78	0.43	0.06	0.49	(0.41)	(0.90)	(1.31)	$16.96	3.99%	0.66%	0.72%	2.56%	2.50%	21%	$400,165
2018	$16.75	0.37	1.27	1.64	(0.34)	(0.27)	(0.61)	$17.78	9.99%	0.67%	0.72%	2.06%	2.01%	16%	$504,900
2017	$15.56	0.25	1.59	1.84	(0.22)	(0.43)	(0.65)	$16.75	12.21%	0.00%(6)	0.00%(6)	1.56%	1.56%	16%	$623,736
2016	$16.60	0.31	(0.14)(5)	0.17	(0.31)	(0.90)	(1.21)	$15.56	1.40%	0.00%(6)	0.00%(6)	2.08%	2.08%	7%	$563,161
2015	$16.24	0.36	0.84	1.20	(0.41)	(0.43)	(0.84)	$16.60	7.50%	0.00%(6)	0.00%(6)	2.30%	2.30%	23%	$437,726
A Class
2020(3)	$16.90	0.21	0.75	0.96	(0.18)	(1.26)	(1.44)	$16.42	5.67%	1.11%(4)	1.17%(4)	2.58%(4)	2.52%(4)	23%	$177,339
2019	$17.72	0.35	0.07	0.42	(0.34)	(0.90)	(1.24)	$16.90	3.51%	1.11%	1.16%	2.11%	2.06%	21%	$199,985
2018	$16.69	0.27	1.29	1.56	(0.26)	(0.27)	(0.53)	$17.72	9.53%	1.12%	1.16%	1.61%	1.57%	16%	$277,088
2017	$15.51	0.18	1.57	1.75	(0.14)	(0.43)	(0.57)	$16.69	11.67%	0.45%	0.45%	1.11%	1.11%	16%	$304,749
2016	$16.54	0.25	(0.14)(5)	0.11	(0.24)	(0.90)	(1.14)	$15.51	0.98%	0.45%	0.45%	1.63%	1.63%	7%	$288,989
2015	$16.19	0.31	0.80	1.11	(0.33)	(0.43)	(0.76)	$16.54	6.96%	0.45%	0.45%	1.85%	1.85%	23%	$306,435

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$16.83	0.15	0.74	0.89	(0.05)	(1.26)	(1.31)	$16.41	5.25%	1.86%(4)	1.92%(4)	1.83%(4)	1.77%(4)	23%	$2,622
2019	$17.64	0.23	0.08	0.31	(0.22)	(0.90)	(1.12)	$16.83	2.77%	1.86%	1.91%	1.36%	1.31%	21%	$2,531
2018	$16.66	0.14	1.29	1.43	(0.18)	(0.27)	(0.45)	$17.64	8.71%	1.87%	1.91%	0.86%	0.82%	16%	$2,834
2017	$15.48	0.06	1.58	1.64	(0.03)	(0.43)	(0.46)	$16.66	10.84%	1.20%	1.20%	0.36%	0.36%	16%	$3,312
2016	$16.51	0.14	(0.15)(5)	(0.01)	(0.12)	(0.90)	(1.02)	$15.48	0.19%	1.20%	1.20%	0.88%	0.88%	7%	$2,944
2015	$16.15	0.16	0.83	0.99	(0.20)	(0.43)	(0.63)	$16.51	6.21%	1.20%	1.20%	1.10%	1.10%	23%	$2,459
R Class
2020(3)	$16.89	0.20	0.74	0.94	(0.14)	(1.26)	(1.40)	$16.43	5.53%	1.36%(4)	1.42%(4)	2.33%(4)	2.27%(4)	23%	$185,361
2019	$17.70	0.30	0.09	0.39	(0.30)	(0.90)	(1.20)	$16.89	3.30%	1.36%	1.41%	1.86%	1.81%	21%	$176,355
2018	$16.68	0.22	1.29	1.51	(0.22)	(0.27)	(0.49)	$17.70	9.19%	1.37%	1.41%	1.36%	1.32%	16%	$164,049
2017	$15.49	0.14	1.59	1.73	(0.11)	(0.43)	(0.54)	$16.68	11.46%	0.70%	0.70%	0.86%	0.86%	16%	$146,963
2016	$16.53	0.21	(0.15)(5)	0.06	(0.20)	(0.90)	(1.10)	$15.49	0.66%	0.70%	0.70%	1.38%	1.38%	7%	$136,567
2015	$16.17	0.27	0.81	1.08	(0.29)	(0.43)	(0.72)	$16.53	6.75%	0.70%	0.70%	1.60%	1.60%	23%	$130,537
R6 Class
2020(3)	$12.01	0.19	0.53	0.72	(0.29)	(1.26)	(1.55)	$11.18	5.97%	0.51%(4)	0.62%(4)	3.18%(4)	3.07%(4)	23%	$361,385
2019	$13.03	0.31	0.01	0.32	(0.44)	(0.90)	(1.34)	$12.01	4.13%	0.51%	0.62%	2.71%	2.60%	21%	$327,799
2018(7)	$12.48	0.23	0.55	0.78	(0.23)	—(8)	(0.23)	$13.03	6.29%	0.51%(4)	0.61%(4)	2.35%(4)	2.25%(4)	16%(9)	$269,683

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2020 (unaudited).

(4)	Annualized.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(6)	Ratio was less than 0.005%.

(7)	October 23, 2017 (commencement of sale) through July 31, 2018.

(8)	Per-share amount was less than $0.005.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2020(3)	$13.87	0.20	0.65	0.85	(0.20)	(0.98)	(1.18)	$13.54	6.09%	0.88%(4)	0.94%(4)	2.86%(4)	2.80%(4)	26%	$265,888
2019	$14.51	0.30	0.06	0.36	(0.31)	(0.69)	(1.00)	$13.87	3.66%	0.88%	0.94%	2.26%	2.20%	27%	$312,038
2018	$13.55	0.25	1.14	1.39	(0.26)	(0.17)	(0.43)	$14.51	10.42%	0.89%	0.94%	1.81%	1.76%	21%	$345,283
2017	$12.49	0.16	1.38	1.54	(0.14)	(0.34)	(0.48)	$13.55	12.69%	0.20%	0.20%	1.32%	1.32%	19%	$352,863
2016	$13.20	0.22	(0.12)(5)	0.10	(0.22)	(0.59)	(0.81)	$12.49	1.09%	0.20%	0.20%	1.85%	1.85%	7%	$332,786
2015	$12.85	0.28	0.66	0.94	(0.29)	(0.30)	(0.59)	$13.20	7.37%	0.20%	0.20%	2.06%	2.06%	21%	$268,548
I Class
2020(3)	$13.90	0.22	0.64	0.86	(0.23)	(0.98)	(1.21)	$13.55	6.15%	0.68%(4)	0.74%(4)	3.06%(4)	3.00%(4)	26%	$254,180
2019	$14.53	0.34	0.05	0.39	(0.33)	(0.69)	(1.02)	$13.90	3.94%	0.68%	0.74%	2.46%	2.40%	27%	$287,434
2018	$13.57	0.29	1.13	1.42	(0.29)	(0.17)	(0.46)	$14.53	10.62%	0.69%	0.74%	2.01%	1.96%	21%	$378,253
2017	$12.51	0.20	1.36	1.56	(0.16)	(0.34)	(0.50)	$13.57	12.89%	0.00%(6)	0.00%(6)	1.52%	1.52%	19%	$411,319
2016	$13.22	0.24	(0.12)(5)	0.12	(0.24)	(0.59)	(0.83)	$12.51	1.30%	0.00%(6)	0.00%(6)	2.05%	2.05%	7%	$365,225
2015	$12.87	0.28	0.68	0.96	(0.31)	(0.30)	(0.61)	$13.22	7.58%	0.00%(6)	0.00%(6)	2.26%	2.26%	21%	$257,921
A Class
2020(3)	$13.85	0.17	0.65	0.82	(0.16)	(0.98)	(1.14)	$13.53	5.90%	1.13%(4)	1.19%(4)	2.61%(4)	2.55%(4)	26%	$116,430
2019	$14.48	0.28	0.06	0.34	(0.28)	(0.69)	(0.97)	$13.85	3.47%	1.13%	1.19%	2.01%	1.95%	27%	$129,680
2018	$13.53	0.21	1.13	1.34	(0.22)	(0.17)	(0.39)	$14.48	10.08%	1.14%	1.19%	1.56%	1.51%	21%	$173,017
2017	$12.47	0.14	1.36	1.50	(0.10)	(0.34)	(0.44)	$13.53	12.42%	0.45%	0.45%	1.07%	1.07%	19%	$186,777
2016	$13.18	0.20	(0.13)(5)	0.07	(0.19)	(0.59)	(0.78)	$12.47	0.83%	0.45%	0.45%	1.60%	1.60%	7%	$157,110
2015	$12.83	0.24	0.66	0.90	(0.25)	(0.30)	(0.55)	$13.18	7.11%	0.45%	0.45%	1.81%	1.81%	21%	$162,011

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$13.80	0.13	0.63	0.76	(0.05)	(0.98)	(1.03)	$13.53	5.48%	1.88%(4)	1.94%(4)	1.86%(4)	1.80%(4)	26%	$1,523
2019	$14.43	0.17	0.07	0.24	(0.18)	(0.69)	(0.87)	$13.80	2.67%	1.88%	1.94%	1.26%	1.20%	27%	$1,503
2018	$13.51	0.12	1.12	1.24	(0.15)	(0.17)	(0.32)	$14.43	9.32%	1.89%	1.94%	0.81%	0.76%	21%	$1,556
2017	$12.45	0.05	1.36	1.41	(0.01)	(0.34)	(0.35)	$13.51	11.58%	1.20%	1.20%	0.32%	0.32%	19%	$1,849
2016	$13.15	0.11	(0.13)(5)	(0.02)	(0.09)	(0.59)	(0.68)	$12.45	0.11%	1.20%	1.20%	0.85%	0.85%	7%	$1,939
2015	$12.80	0.15	0.65	0.80	(0.15)	(0.30)	(0.45)	$13.15	6.30%	1.20%	1.20%	1.06%	1.06%	21%	$2,197
R Class
2020(3)	$13.84	0.17	0.63	0.80	(0.12)	(0.98)	(1.10)	$13.54	5.78%	1.38%(4)	1.44%(4)	2.36%(4)	2.30%(4)	26%	$133,807
2019	$14.47	0.23	0.07	0.30	(0.24)	(0.69)	(0.93)	$13.84	3.20%	1.38%	1.44%	1.76%	1.70%	27%	$123,006
2018	$13.51	0.18	1.14	1.32	(0.19)	(0.17)	(0.36)	$14.47	9.89%	1.39%	1.44%	1.31%	1.26%	21%	$105,595
2017	$12.46	0.10	1.36	1.46	(0.07)	(0.34)	(0.41)	$13.51	12.06%	0.70%	0.70%	0.82%	0.82%	19%	$90,705
2016	$13.16	0.17	(0.13)(5)	0.04	(0.15)	(0.59)	(0.74)	$12.46	0.64%	0.70%	0.70%	1.35%	1.35%	7%	$71,705
2015	$12.81	0.21	0.66	0.87	(0.22)	(0.30)	(0.52)	$13.16	6.84%	0.70%	0.70%	1.56%	1.56%	21%	$62,763
R6 Class
2020(3)	$12.53	0.20	0.58	0.78	(0.25)	(0.98)	(1.23)	$12.08	6.20%	0.53%(4)	0.63%(4)	3.21%(4)	3.11%(4)	26%	$300,914
2019	$13.22	0.32	0.03	0.35	(0.35)	(0.69)	(1.04)	$12.53	4.06%	0.53%	0.64%	2.61%	2.50%	27%	$272,649
2018(7)	$12.59	0.23	0.59	0.82	(0.19)	—(8)	(0.19)	$13.22	6.61%	0.53%(4)	0.63%(4)	2.28%(4)	2.18%(4)	21%(9)	$221,191

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2020 (unaudited).

(4)	Annualized.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(6)	Ratio was less than 0.005%.

(7)	October 23, 2017 (commencement of sale) through July 31, 2018.

(8)	Per-share amount was less than $0.005.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2020(3)	$15.02	0.22	0.71	0.93	(0.21)	(0.93)	(1.14)	$14.81	6.16%	0.88%(4)	0.95%(4)	2.87%(4)	2.80%(4)	29%	$143,961
2019	$15.55	0.33	0.06	0.39	(0.32)	(0.60)	(0.92)	$15.02	3.51%	0.88%	0.95%	2.24%	2.17%	27%	$161,378
2018	$14.44	0.26	1.26	1.52	(0.26)	(0.15)	(0.41)	$15.55	10.61%	0.89%	0.95%	1.79%	1.73%	18%	$178,525
2017	$13.18	0.17	1.52	1.69	(0.15)	(0.28)	(0.43)	$14.44	13.16%	0.21%	0.21%	1.28%	1.28%	11%	$147,753
2016	$13.72	0.22	(0.11)(5)	0.11	(0.22)	(0.43)	(0.65)	$13.18	1.02%	0.20%	0.20%	1.78%	1.78%	6%	$106,441
2015	$13.22	0.27	0.72	0.99	(0.28)	(0.21)	(0.49)	$13.72	7.56%	0.20%	0.20%	1.94%	1.94%	24%	$66,163
I Class
2020(3)	$15.03	0.23	0.71	0.94	(0.24)	(0.93)	(1.17)	$14.80	6.23%	0.68%(4)	0.75%(4)	3.07%(4)	3.00%(4)	29%	$187,729
2019	$15.56	0.37	0.05	0.42	(0.35)	(0.60)	(0.95)	$15.03	3.73%	0.68%	0.75%	2.44%	2.37%	27%	$201,236
2018	$14.45	0.31	1.24	1.55	(0.29)	(0.15)	(0.44)	$15.56	10.83%	0.69%	0.75%	1.99%	1.93%	18%	$226,831
2017	$13.19	0.20	1.52	1.72	(0.18)	(0.28)	(0.46)	$14.45	13.38%	0.01%	0.01%	1.48%	1.48%	11%	$231,569
2016	$13.73	0.25	(0.12)(5)	0.13	(0.24)	(0.43)	(0.67)	$13.19	1.23%	0.00%(6)	0.00%(6)	0.98%	0.98%	6%	$162,255
2015	$13.23	0.28	0.74	1.02	(0.31)	(0.21)	(0.52)	$13.73	7.78%	0.00%(6)	0.00%(6)	2.14%	2.14%	24%	$92,653
A Class
2020(3)	$14.99	0.19	0.71	0.90	(0.17)	(0.93)	(1.10)	$14.79	5.97%	1.13%(4)	1.20%(4)	2.62%(4)	2.55%(4)	29%	$73,185
2019	$15.52	0.28	0.07	0.35	(0.28)	(0.60)	(0.88)	$14.99	3.25%	1.13%	1.20%	1.99%	1.92%	27%	$79,664
2018	$14.41	0.23	1.25	1.48	(0.22)	(0.15)	(0.37)	$15.52	10.36%	1.14%	1.20%	1.54%	1.48%	18%	$93,154
2017	$13.15	0.14	1.52	1.66	(0.12)	(0.28)	(0.40)	$14.41	12.90%	0.46%	0.46%	1.03%	1.03%	11%	$85,489
2016	$13.69	0.20	(0.13)(5)	0.07	(0.18)	(0.43)	(0.61)	$13.15	0.76%	0.45%	0.45%	1.53%	1.53%	6%	$65,954
2015	$13.19	0.24	0.72	0.96	(0.25)	(0.21)	(0.46)	$13.69	7.31%	0.45%	0.45%	1.69%	1.69%	24%	$51,889

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$14.87	0.14	0.70	0.84	(0.05)	(0.93)	(0.98)	$14.73	5.61%	1.88%(4)	1.95%(4)	1.87%(4)	1.80%(4)	29%	$951
2019	$15.40	0.19	0.06	0.25	(0.18)	(0.60)	(0.78)	$14.87	2.47%	1.88%	1.95%	1.24%	1.17%	27%	$881
2018	$14.36	0.10	1.26	1.36	(0.17)	(0.15)	(0.32)	$15.40	9.51%	1.89%	1.95%	0.79%	0.73%	18%	$845
2017	$13.11	0.04	1.50	1.54	(0.01)	(0.28)	(0.29)	$14.36	12.00%	1.21%	1.21%	0.28%	0.28%	11%	$794
2016	$13.64	0.11	(0.13)(5)	(0.02)	(0.08)	(0.43)	(0.51)	$13.11	0.06%	1.20%	1.20%	0.78%	0.78%	6%	$636
2015	$13.14	0.14	0.71	0.85	(0.14)	(0.21)	(0.35)	$13.64	6.51%	1.20%	1.20%	0.94%	0.94%	24%	$557
R Class
2020(3)	$14.98	0.18	0.71	0.89	(0.13)	(0.93)	(1.06)	$14.81	5.91%	1.38%(4)	1.45%(4)	2.37%(4)	2.30%(4)	29%	$82,618
2019	$15.51	0.25	0.07	0.32	(0.25)	(0.60)	(0.85)	$14.98	2.99%	1.38%	1.45%	1.74%	1.67%	27%	$76,052
2018	$14.40	0.19	1.25	1.44	(0.18)	(0.15)	(0.33)	$15.51	10.08%	1.39%	1.45%	1.29%	1.23%	18%	$65,673
2017	$13.15	0.11	1.50	1.61	(0.08)	(0.28)	(0.36)	$14.40	12.53%	0.71%	0.71%	0.78%	0.78%	11%	$51,832
2016	$13.69	0.17	(0.13)(5)	0.04	(0.15)	(0.43)	(0.58)	$13.15	0.51%	0.70%	0.70%	1.28%	1.28%	6%	$35,414
2015	$13.18	0.21	0.72	0.93	(0.21)	(0.21)	(0.42)	$13.69	7.11%	0.70%	0.70%	1.44%	1.44%	24%	$24,867
R6 Class
2020(3)	$12.91	0.21	0.60	0.81	(0.26)	(0.93)	(1.19)	$12.53	6.28%	0.53%(4)	0.64%(4)	3.22%(4)	3.11%(4)	29%	$181,718
2019	$13.52	0.32	0.04	0.36	(0.37)	(0.60)	(0.97)	$12.91	3.88%	0.53%	0.65%	2.59%	2.47%	27%	$160,881
2018(7)	$12.87	0.23	0.63	0.86	(0.21)	—	(0.21)	$13.52	6.70%	0.53%(4)	0.64%(4)	2.22%(4)	2.11%(4)	18%(8)	$120,777

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2020 (unaudited).

(4)	Annualized.

(5)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(6)	Ratio was less than 0.005%.

(7)	October 23, 2017 (commencement of sale) through July 31, 2018.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2020(3)	$13.06	0.20	0.62	0.82	(0.19)	(0.57)	(0.76)	$13.12	6.19%	0.88%(4)	0.96%(4)	2.96%(4)	2.88%(4)	31%	$33,411
2019	$13.25	0.25	0.11	0.36	(0.27)	(0.28)	(0.55)	$13.06	3.50%	0.88%	0.95%	2.07%	2.00%	21%	$37,219
2018	$12.21	0.21	1.10	1.31	(0.21)	(0.06)	(0.27)	$13.25	10.84%	0.88%	0.94%	1.66%	1.60%	12%	$22,306
2017	$10.89	0.14	1.29	1.43	(0.10)	(0.01)	(0.11)	$12.21	13.26%	0.21%	0.21%	1.14%	1.14%	21%	$11,534
2016(5)	$10.00	0.10	0.91	1.01	(0.12)	—	(0.12)	$10.89	10.12%	0.20%(4)	0.20%(4)	0.88%(4)	0.88%(4)	13%	$1,305
I Class
2020(3)	$13.08	0.21	0.62	0.83	(0.21)	(0.57)	(0.78)	$13.13	6.32%	0.68%(4)	0.76%(4)	3.16%(4)	3.08%(4)	31%	$44,207
2019	$13.27	0.29	0.10	0.39	(0.30)	(0.28)	(0.58)	$13.08	3.70%	0.68%	0.75%	2.27%	2.20%	21%	$40,025
2018	$12.23	0.24	1.10	1.34	(0.24)	(0.06)	(0.30)	$13.27	11.05%	0.68%	0.74%	1.86%	1.80%	12%	$31,041
2017	$10.90	0.16	1.31	1.47	(0.13)	(0.01)	(0.14)	$12.23	13.57%	0.01%	0.01%	1.34%	1.34%	21%	$18,390
2016(5)	$10.00	0.08	0.94	1.02	(0.12)	—	(0.12)	$10.90	10.27%	0.00%(4)(6)	0.00%(4)(6)	1.08%(4)	1.08%(4)	13%	$2,443
A Class
2020(3)	$13.04	0.17	0.63	0.80	(0.15)	(0.57)	(0.72)	$13.12	6.09%	1.13%(4)	1.21%(4)	2.71%(4)	2.63%(4)	31%	$9,673
2019	$13.23	0.23	0.10	0.33	(0.24)	(0.28)	(0.52)	$13.04	3.24%	1.13%	1.20%	1.82%	1.75%	21%	$8,425
2018	$12.19	0.18	1.10	1.28	(0.18)	(0.06)	(0.24)	$13.23	10.58%	1.13%	1.19%	1.41%	1.35%	12%	$6,734
2017	$10.87	0.09	1.32	1.41	(0.08)	(0.01)	(0.09)	$12.19	13.00%	0.46%	0.46%	0.89%	0.89%	21%	$4,009
2016(5)	$10.00	0.02	0.96	0.98	(0.11)	—	(0.11)	$10.87	9.84%	0.45%(4)	0.45%(4)	0.63%(4)	0.63%(4)	13%	$2,143

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$12.92	0.12	0.61	0.73	(0.04)	(0.57)	(0.61)	$13.04	5.64%	1.88%(4)	1.96%(4)	1.96%(4)	1.88%(4)	31%	$201
2019	$13.11	0.15	0.10	0.25	(0.16)	(0.28)	(0.44)	$12.92	2.47%	1.88%	1.95%	1.07%	1.00%	21%	$185
2018	$12.13	0.04	1.14	1.18	(0.14)	(0.06)	(0.20)	$13.11	9.80%	1.88%	1.94%	0.66%	0.60%	12%	$186
2017	$10.83	0.04	1.27	1.31	—	(0.01)	(0.01)	$12.13	12.08%	1.21%	1.21%	0.14%	0.14%	21%	$68
2016(5)	$10.00	0.09	0.83	0.92	(0.09)	—	(0.09)	$10.83	9.23%	1.20%(4)	1.20%(4)	(0.12)%(4)	(0.12)%(4)	13%	$28
R Class
2020(3)	$13.02	0.16	0.62	0.78	(0.12)	(0.57)	(0.69)	$13.11	5.90%	1.38%(4)	1.46%(4)	2.46%(4)	2.38%(4)	31%	$27,479
2019	$13.21	0.19	0.11	0.30	(0.21)	(0.28)	(0.49)	$13.02	2.98%	1.38%	1.45%	1.57%	1.50%	21%	$20,542
2018	$12.17	0.14	1.11	1.25	(0.15)	(0.06)	(0.21)	$13.21	10.38%	1.38%	1.44%	1.16%	1.10%	12%	$10,366
2017	$10.86	0.08	1.29	1.37	(0.05)	(0.01)	(0.06)	$12.17	12.64%	0.71%	0.71%	0.64%	0.64%	21%	$3,743
2016(5)	$10.00	0.04	0.92	0.96	(0.10)	—	(0.10)	$10.86	9.67%	0.70%(4)	0.70%(4)	0.38%(4)	0.38%(4)	13%	$605
R6 Class
2020(3)	$13.12	0.22	0.62	0.84	(0.23)	(0.57)	(0.80)	$13.16	6.38%	0.53%(4)	0.64%(4)	3.31%(4)	3.20%(4)	31%	$49,258
2019	$13.31	0.31	0.09	0.40	(0.31)	(0.28)	(0.59)	$13.12	3.85%	0.53%	0.65%	2.42%	2.30%	21%	$37,601
2018(7)	$12.63	0.21	0.65	0.86	(0.18)	—	(0.18)	$13.31	6.83%	0.53%(4)	0.64%(4)	2.11%(4)	2.00%(4)	12%(8)	$20,862

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended January 31, 2020 (unaudited).

(4)	Annualized.

(5)	September 30, 2015 (fund inception) through July 31, 2016.

(6)	Ratio was less than 0.005%.

(7)	October 23, 2017 (commencement of sale) through July 31, 2018.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2018.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on September 11, 2019, the Funds’ Board of Directors (the “Board) unanimously approved the renewal of the management agreement dated July 31, 2017, pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors (the “Directors”), including a majority of the independent Directors each year.

Under the management agreement, the Advisor is paid a management fee by each Fund. Separately, the Advisor has agreed to waive all management fees associated with the Funds’ investments in the underlying American Century Investments funds in which each Fund invests (the "Underlying Funds"). Each year the Board of Directors approves a management fee for each Fund based on the portfolio managers’ estimate of the most conservative (i.e., least expensive) allocation of the Fund’s net assets to the Underlying Funds for the coming year. In approving the management agreement, the Board considered the Advisor’s representation that the management fees will be less than or equal to what the Funds would have otherwise paid to the Underlying Funds.

Prior to its consideration of the renewal of the Funds' management agreement, the Directors requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and the services provided to the Funds by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the Funds' management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided by the Advisor to each Fund;

•	the wide range of other programs and services provided and to be provided to each Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of each Fund, including data comparing each Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning each Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Funds’ service providers;

•	financial data showing the cost of services provided to each Fund and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Funds and other accounts;

•	services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses (including those waived by the Advisor);

•	payments and practices in connection with financial intermediaries holding shares of the Funds and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Funds.

The Directors held an in-person meeting to review and discuss the information provided. The independent Directors also reviewed responses to information requests provided by the Directors to the Advisor and held active discussions with the Advisor regarding the approval of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approvals. They determined that the information was sufficient for them to evaluate each Fund’s management agreement. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services – Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing each Fund

•	portfolio research and security selection

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of each Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified with respect to a fund, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The performance for One Choice In Retirement Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio and One Choice 2050 Portfolio was above each Fund's respective benchmark for the one-, three-, five- and ten-year periods reviewed by the Board. The performance for One Choice 2055 Portfolio was above its benchmark for the one-, three- and five-year periods reviewed by the Board. The performance for One Choice 2060 Portfolio was above its benchmark for the one- and three-year periods reviewed by the Board. The Board, directly and through its Fund Performance Review Committee, regularly reviews the investment management services of the Advisor. Taking all of these factors into consideration, the Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the Funds’ management agreement, and the reasonableness of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. In those instances where the fee level exceeds that of industry peers, the Board discussed with the Adviser the factors that impacted the level of the Fund’s fee in relation to its peers. The unified fee charged to One Choice In Retirement Portfolio under the new agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C and R Classes, 0.06% for I Class and 0.12% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.77% to 0.74%) for at least one year, beginning December 1, 2019. The unified fee charged to One Choice 2020 Portfolio under the new agreement was below the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.03% for Investor, A, C and R Classes, 0.06% for I Class and 0.12% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.77% to 0.74%) for at least one year, beginning December 1, 2019. The unified fee charged to One Choice 2025 Portfolio under the new agreement was below the median of the total expense ratios of the Fund’s peer expense universe. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.04% for Investor, A, C and R Classes, 0.06% for I Class and 0.12% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.80% to 0.76%) for at least one year, beginning December 1, 2019. The unified fee charged to One Choice 2030 Portfolio under the new agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.05% for Investor, A, C and R Classes, 0.06% for I Class and 0.12% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.83% to 0.78%) for at least one year, beginning December 1, 2019. The unified fee charged to One Choice 2035 Portfolio under the new agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.04% for Investor, A, C and R Classes, 0.06% for I Class and 0.11% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.85% to 0.81%) for at least one year, beginning December 1, 2019. The unified fee charged to One Choice 2040 Portfolio under the new agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.05% for Investor, A, C and R Classes, 0.07% for I Class and 0.11% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.88% to 0.83%) for at least one year, beginning December 1, 2019. The unified fee charged to One Choice 2045 Portfolio under the new agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.05% for Investor, A, C and R Classes, 0.06% for I Class and 0.09% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.91% to 0.86%) for at least one year, beginning December 1, 2019. The unified fee charged to One Choice 2050 Portfolio under the new agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.05% for Investor, A, C and R Classes, 0.06% for I Class and 0.09% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.93% to 0.88%) for at least one year, beginning December 1, 2019. The unified fee charged to One Choice 2055 Portfolio under the new agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.06% for Investor, A, C and R Classes, 0.07% for I Class and 0.10% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.94% to 0.88%) for at least one year, beginning December 1, 2019. The unified fee charged to One Choice 2060 Portfolio under the new agreement was above the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.07% for Investor, I, A, C and R Classes and 0.10% for R6 Class (e.g., the Investor Class unified fee will be reduced from 0.95% to 0.88%) for at least one year, beginning December 1, 2019. The Board concluded that the management fee paid by each Fund to the Advisor under its management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Directors also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with service providers and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, determined that the management agreement between the Funds and the Advisor was fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT. The funds’ Forms N-Q and Form N-PORT reports are available on the SEC’s website at sec.gov. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
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American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91633 2003

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	March 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	March 26, 2020

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	March 26, 2020